UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22132

Exact name of registrant as specified in charter:	Aberdeen Funds

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Lucia Sitar, Esquire
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

With Copies to:
Rose F. DiMartino, Esquire
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019

Registrant’s telephone number, including area code:	866-667-9231

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Item 1.	The schedule of investments for the three-month period ended January 31, 2015 is filed herewith.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (87.4%)
AUSTRALIA (11.9%)
Consumer Staples (1.5%)
Woolworths Ltd. (a)	683,056	$16,809,140

Financials (2.9%)
QBE Insurance Group Ltd. (a)	3,832,150	31,415,484

Health Care (0.6%)
CSL Ltd. (a)	95,000	6,465,083

Materials (6.9%)
BHP Billiton - London Listing (a)	1,725,073	37,469,493
Rio Tinto - London Listing (a)	856,740	37,647,707

		75,117,200

		129,806,907

CHINA (5.9%)
Energy (2.9%)
PetroChina Co. Ltd., H Shares (a)	29,048,000	31,468,067

Telecommunication Services (3.0%)
China Mobile Ltd. (a)	2,516,000	32,852,226

		64,320,293

HONG KONG (21.3%)
Consumer Discretionary (1.4%)
Global Brands Group Holding Ltd. (a)(b)	9,218,000	1,736,750
Li & Fung Ltd.	13,368,000	13,226,083

		14,962,833

Consumer Staples (1.4%)
Dairy Farm International Holdings Ltd.	1,694,700	15,048,936

Financials (13.2%)
AIA Group Ltd. (a)	6,305,800	36,564,332
Hang Lung Group Ltd. (a)	2,827,000	13,481,186
Hang Lung Properties Ltd. (a)	4,825,000	14,124,944
HSBC Holdings PLC (a)	3,958,476	36,545,582
Swire Pacific Ltd., Class A (a)	2,427,500	32,508,044
Swire Pacific Ltd., Class B (a)	2,465,000	6,021,902
Swire Properties Ltd. (a)	1,373,900	4,437,333

		143,683,323

Industrials (4.8%)
Jardine Matheson Holdings Ltd. (a)	155,200	9,917,701
Jardine Strategic Holdings Ltd. (a)	1,138,000	39,704,563
MTR Corp. Ltd. (a)	663,000	2,937,110

		52,559,374

Information Technology (0.5%)
ASM Pacific Technology Ltd. (a)	590,800	5,337,061

		231,591,527

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

INDIA (11.6%)
Consumer Discretionary (1.1%)
Hero MotoCorp Ltd. (a)	257,000	$11,881,136

Consumer Staples (1.0%)
ITC Ltd. (a)	1,830,000	10,859,213

Financials (4.5%)
Housing Development Finance Corp. Ltd. (a)	1,954,799	40,147,755
ICICI Bank Ltd. (a)	1,231,000	7,142,663
ICICI Bank Ltd., ADR	134,000	1,609,340

		48,899,758

Information Technology (2.4%)
Infosys Ltd. (a)	759,852	26,116,922

Materials (2.6%)
Grasim Industries Ltd. (a)	42,024	2,625,991
Grasim Industries Ltd., GDR (c)	20,080	1,250,582
UltraTech Cement Ltd. (a)	488,142	24,737,844
UltraTech Cement Ltd., GDR (c)	330	16,708

		28,631,125

		126,388,154

INDONESIA (0.7%)
Consumer Staples (0.7%)
Unilever Indonesia Tbk PT (a)	2,699,500	7,599,095

MALAYSIA (2.2%)
Consumer Staples (0.8%)
British American Tobacco Bhd (a)	504,500	9,170,900

Financials (1.4%)
CIMB Group Holdings Bhd (a)	6,020,999	9,115,569
Public Bank Bhd (a)	1,174,500	5,866,633

		14,982,202

		24,153,102

PHILIPPINES (3.1%)
Financials (3.1%)
Ayala Corp. (a)	1,104,780	18,153,219
Ayala Land, Inc. (a)	3,412,700	2,779,394
Bank of Philippine Islands (a)	5,518,225	12,358,881

		33,291,494

REPUBLIC OF SOUTH KOREA (1.2%)
Consumer Staples (1.2%)
E-Mart Co. Ltd. (a)	71,440	13,555,073

SINGAPORE (17.2%)
Financials (9.9%)
City Developments Ltd. (a)	4,004,000	29,677,534
DBS Group Holdings Ltd. (a)	916,075	13,356,023
Oversea-Chinese Banking Corp. Ltd. (a)	5,686,829	43,618,895
United Overseas Bank Ltd. (a)	1,173,235	20,063,219

		106,715,671

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Industrials (4.6%)
Keppel Corp. Ltd. (a)	3,894,000	$25,009,443
Singapore Technologies Engineering Ltd. (a)	10,153,000	25,184,626

		50,194,069

Information Technology (0.4%)
Venture Corp. Ltd. (a)	738,000	4,431,697

Telecommunication Services (2.3%)
Singapore Telecommunications Ltd. (a)	8,373,000	25,215,059

		186,556,496

TAIWAN (4.8%)
Information Technology (3.1%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	7,506,000	33,008,600

Telecommunication Services (1.7%)
Taiwan Mobile Co. Ltd. (a)	5,674,100	18,709,782

		51,718,382

THAILAND (3.3%)
Energy (0.7%)
PTT Exploration & Production PCL, Foreign Shares (a)	2,197,000	7,324,589

Materials (2.6%)
Siam Cement PCL, Foreign Shares (a)	1,872,600	28,474,309

		35,798,898

UNITED KINGDOM (2.6%)
Financials (2.6%)
Standard Chartered PLC (a)	2,079,676	27,732,245

UNITED STATES (1.6%)
Consumer Discretionary (1.6%)
Yum! Brands, Inc.	240,000	17,347,200

Total Common Stocks		949,858,866

PREFERRED STOCKS (5.7%)
REPUBLIC OF SOUTH KOREA (5.7%)
Information Technology (5.7%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	63,350	61,661,403

Total Preferred Stocks		61,661,403

REPURCHASE AGREEMENT (4.7%)
UNITED STATES (4.7%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 01/30/2015, due 02/02/2015, repurchase price $51,576,000 collateralized by U.S. Treasury Bond, maturing 08/15/2041; total market value of $52,609,050	$51,576,000	51,576,000

Total Repurchase Agreement		51,576,000

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2015 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Total Investments (Cost $1,058,314,666) (d)—97.8%	1,063,096,269

Other assets in excess of liabilities—2.2%	23,396,927

Net Assets—100.0%	$1,086,493,196

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.0%)
AUSTRALIA (2.6%)
Consumer Discretionary (1.1%)
ARB Corp. Ltd. (a)	31,491	$282,217

Financials (0.5%)
Shopping Centres Australasia Property Group, REIT (a)	87,000	130,186

Industrials (1.0%)
Cabcharge Australia Ltd. (a)	79,322	266,793

		679,196

CHINA (3.2%)
Energy (0.6%)
Green Dragon Gas Ltd. (b)	22,576	138,566
Greka Engineering & Technology Ltd. (b)	121,761	2,293

		140,859

Financials (1.3%)
Yanlord Land Group Ltd. (a)	460,000	342,443

Materials (1.3%)
Yingde Gases Group Co. Ltd. (a)	500,000	336,905

		820,207

HONG KONG (12.5%)
Consumer Discretionary (4.5%)
Cafe de Coral Holdings Ltd. (a)	30,000	110,432
Giordano International Ltd. (a)	800,000	378,538
Hongkong & Shanghai Hotels Ltd. (The) (a)	304,020	434,942
Texwinca Holdings Ltd. (a)	298,000	245,491

		1,169,403

Consumer Staples (1.1%)
Convenience Retail Asia Ltd.	460,000	290,752

Financials (3.4%)
AEON Credit Service (Asia) Co. Ltd. (a)	82,000	61,138
Dah Sing Financial Holdings Ltd. (a)	122,538	705,541
Public Financial Holdings Ltd. (a)	214,000	102,131

		868,810

Industrials (2.3%)
Hong Kong Aircraft Engineering Co. Ltd. (a)	12,400	137,022
Pacific Basin Shipping Ltd. (a)	1,255,000	462,795

		599,817

Telecommunication Services (0.8%)
Asia Satellite Telecommunications Holdings Ltd. (a)	63,000	218,987

Utilities (0.4%)
Towngas China Co. Ltd. (a)	104,000	90,824

		3,238,593

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

INDIA (12.9%)
Consumer Staples (1.5%)
Godrej Consumer Products Ltd. (a)	23,631	$403,024

Health Care (2.7%)
Piramal Enterprises Ltd.	19,500	263,211
Sanofi India Ltd. (a)	7,993	426,884

		690,095

Industrials (1.8%)
Container Corp. of India (a)	20,203	457,665

Information Technology (2.7%)
CMC Ltd.	14,834	449,559
MphasiS Ltd. (a)	45,196	264,244

		713,803

Materials (3.6%)
Castrol (India) Ltd. (a)	31,485	239,844
Kansai Nerolac Paints Ltd.	6,474	252,437
Ramco Cements Ltd. (The) (a)	75,732	442,409

		934,690

Utilities (0.6%)
Gujarat Gas Co. Ltd. (a)(b)	14,500	152,852

		3,352,129

INDONESIA (9.9%)
Consumer Discretionary (1.2%)
Astra Otoparts Tbk PT (a)	1,031,900	302,893

Consumer Staples (3.9%)
M.P. Evans Group PLC	37,345	232,731
Multi Bintang Indonesia Tbk PT	300,000	281,824
Petra Foods Ltd. (a)	168,000	495,296

		1,009,851

Financials (1.8%)
Bank OCBC NISP Tbk PT (b)	1,496,895	156,573
Bank Permata Tbk PT	2,613,561	319,796

		476,369

Industrials (1.5%)
AKR Corporindo Tbk PT (a)	1,070,300	395,550

Materials (1.5%)
Holcim Indonesia Tbk PT (a)	2,470,400	382,394

		2,567,057

MALAYSIA (16.1%)
Consumer Discretionary (6.1%)
Aeon Co. (M) Bhd (a)	815,200	670,046
Oriental Holdings Bhd	283,900	550,897
Panasonic Manufacturing Malaysia Bhd (a)	23,600	133,407
Shangri-La Hotels Malaysia Bhd	123,400	233,501

		1,587,851

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

Consumer Staples (3.7%)
Carlsberg Brewery Malaysia Bhd (a)	40,000	$129,368
Guinness Anchor Bhd (a)	34,300	113,811
United Malacca Bhd (a)	114,000	198,951
United Plantations Bhd	75,000	504,823

		946,953

Financials (3.6%)
Alliance Financial Group Bhd	321,600	423,718
Bursa Malaysia Bhd (a)	44,600	100,551
SP Setia Bhd	292,626	283,915
YNH Property Bhd	234,993	125,010

		933,194

Industrials (1.1%)
Pos Malaysia Bhd (a)	217,700	281,122

Materials (1.6%)
Batu Kawan Bhd	29,000	146,519
Tasek Corp. Bhd (a)	66,400	280,320

		426,839

		4,175,959

NETHERLANDS (0.5%)
Information Technology (0.5%)
ASM International NV (a)	3,300	134,643

PHILIPPINES (3.3%)
Consumer Discretionary (0.8%)
Jollibee Foods Corp. (a)	42,420	222,706

Financials (0.6%)
Cebu Holdings, Inc.	1,329,500	153,475

Industrials (0.5%)
Asian Terminals, Inc. (a)	444,200	124,009

Utilities (1.4%)
Manila Water Co., Inc. (a)	505,400	370,946

		871,136

REPUBLIC OF SOUTH KOREA (5.8%)
Consumer Discretionary (1.9%)
Shinsegae Co. Ltd. (a)	3,410	500,029

Financials (3.9%)
BS Financial Group, Inc. (a)	40,144	507,423
DGB Financial Group, Inc. (a)	52,547	503,932

		1,011,355

		1,511,384

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

SINGAPORE (15.1%)
Financials (6.5%)
Ascendas Hospitality Trust, REIT	405,000	$205,075
Bukit Sembawang Estates Ltd.	110,000	432,584
CDL Hospitality Trusts, REIT	186,000	247,487
Far East Hospitality Trust, REIT	530,000	331,054
Hong Leong Finance Ltd. (a)	25,000	48,590
Wheelock Properties (Singapore) Ltd. (a)	205,000	284,227
Yoma Strategic Holdings Ltd. (b)	346,000	138,114

		1,687,131

Health Care (2.0%)
Eu Yan Sang International Ltd. (a)	170,000	97,614
Raffles Medical Group Ltd. (a)	147,315	431,828

		529,442

Industrials (3.8%)
ComfortDelGro Corp. Ltd. (a)	183,000	388,053
SATS Ltd.	144,000	315,080
SBS Transit Ltd.	9,500	13,202
Singapore Post Ltd. (a)	172,000	271,911

		988,246

Information Technology (2.0%)
Venture Corp. Ltd. (a)	88,000	528,441

Materials (0.8%)
Straits Trading Co. Ltd. (a)	90,500	201,872

		3,935,132

SRI LANKA (3.1%)
Financials (0.6%)
Commercial Bank of Ceylon PLC	109,646	139,229

Industrials (2.5%)
Aitken Spence & Co. PLC	234,381	183,463
John Keells Holdings PLC	292,192	472,678

		656,141

		795,370

THAILAND (11.1%)
Consumer Discretionary (2.7%)
BEC World PCL, Foreign Shares (a)	218,200	343,039
Minor International PCL, Foreign Shares (a)	330,000	364,347

		707,386

Financials (4.1%)
AEON Thana Sinsap Thailand PCL, NVDR (a)	88,000	295,016
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund, REIT (c)	390,000	157,287
Tisco Financial Group PCL, Foreign Shares (a)	282,000	400,539
Tisco Financial Group PCL, NVDR (a)	148,000	210,212

		1,063,054

Health Care (1.2%)
Bumrungrad Hospital PCL, Foreign Shares (a)	66,700	317,281

Information Technology (1.3%)
Hana Microelectronics PCL, Foreign Shares (a)	269,900	330,979

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2015 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

Materials (1.8%)
Siam City Cement PCL, Foreign Shares (a)	36,100	$471,564

		2,890,264

UNITED KINGDOM (2.9%)
Consumer Discretionary (2.9%)
Millennium & Copthorne Hotels PLC (a)	88,282	765,614

Total Common Stocks		25,736,684

RIGHTS (0.1%)
SINGAPORE (0.1%)
Financials (0.1%)
Yoma Strategic Holdings Ltd., expires 02/02/15 (b)	115,333	13,641

Total Rights		13,641

WARRANTS (0.0%)
SRI LANKA (0.0%)
Industrials (0.0%)
John Keells Holdings PLC, expires 11/11/16 (b)	7,564	3,301
John Keells Holdings PLC, expires 11/12/15 (b)	7,564	2,998

		6,299

THAILAND (0.0%)
Consumer Discretionary (0.0%)
Minor International PLC, expires 11/03/17 (b)	16,500	2,848

Total Warrants		9,147

Total Investments (Cost $27,911,078) (d)—99.1%		25,759,472

Other assets in excess of liabilities—0.9%		221,392

Net Assets—100.0%		$25,980,864

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	As of January 31, 2015, security is a closed-end fund incorporated in Thailand.
(d)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.6%)
CHINA (26.3%)
Consumer Staples (2.8%)
China Resources Enterprise Ltd. (a)	360,000	$790,027

Energy (8.4%)
CNOOC Ltd. (a)	701,000	931,959
Green Dragon Gas Ltd. (b)	58,000	355,991
Greka Drilling Ltd. (b)	225,000	32,534
Greka Engineering & Technology Ltd. (b)	174,000	3,276
PetroChina Co. Ltd., H Shares (a)	954,000	1,033,480

		2,357,240

Financials (8.1%)
China Merchants Bank Co. Ltd., A Shares (c)	413,000	947,436
China Vanke Co. Ltd., A Shares (c)	438,000	919,302
Yanlord Land Group Ltd. (a)	550,000	409,443

		2,276,181

Health Care (0.8%)
Tong Ren Tang Technologies Co. Ltd., H Shares	187,000	233,741

Materials (2.6%)
Huaxin Cement Co. Ltd., B Shares	238,240	288,509
Yingde Gases Group Co. Ltd. (a)	667,000	449,432

		737,941

Telecommunication Services (3.6%)
China Mobile Ltd. (a)	77,500	1,011,942

		7,407,072

HONG KONG (69.5%)
Consumer Discretionary (14.2%)
AEON Stores (Hong Kong) Co. Ltd.	286,500	317,828
Giordano International Ltd. (a)	1,264,000	598,091
Global Brands Group Holding Ltd. (a)(b)	554,380	104,450
Hongkong & Shanghai Hotels Ltd. (The) (a)	502,757	719,262
Li & Fung Ltd.	644,380	637,539
Samsonite International SA (a)	229,100	695,290
Shangri-La Asia Ltd. (a)	474,000	614,090
Texwinca Holdings Ltd. (a)	386,000	317,985

		4,004,535

Consumer Staples (2.9%)
Convenience Retail Asia Ltd.	122,000	77,112
Dairy Farm International Holdings Ltd.	83,700	743,256

		820,368

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2015 (Unaudited)

Aberdeen China Opportunities Fund

Financials (29.7%)
AIA Group Ltd. (a)	259,200	$1,502,977
Dah Sing Banking Group Ltd. (a)	289,440	482,882
Hang Lung Group Ltd. (a)	252,000	1,201,719
Hang Lung Properties Ltd. (a)	20,000	58,549
Hong Kong Exchanges and Clearing Ltd. (a)	23,800	547,761
HSBC Holdings PLC (a)	147,072	1,357,803
Standard Chartered PLC (HK Listing) (a)	62,540	840,352
Swire Pacific Ltd., Class A (a)	2,000	26,783
Swire Pacific Ltd., Class B (a)	710,000	1,734,503
Swire Properties Ltd. (a)	185,400	598,793

		8,352,122

Industrials (17.6%)
Hong Kong Aircraft Engineering Co. Ltd. (a)	43,200	477,369
Jardine Strategic Holdings Ltd. (a)	64,800	2,260,857
Kerry Logistics Network Ltd. (a)	258,000	393,513
MTR Corp. Ltd. (a)	312,844	1,385,909
Pacific Basin Shipping Ltd. (a)	1,166,000	429,975

		4,947,623

Information Technology (2.1%)
ASM Pacific Technology Ltd. (a)	64,600	583,572

Materials (0.6%)
Hung Hing Printing Group Ltd.	1,288,000	174,451

Telecommunication Services (0.9%)
Asia Satellite Telecommunications Holdings Ltd. (a)	75,500	262,437

Utilities (1.5%)
Hong Kong & China Gas Co. Ltd. (a)	181,900	417,012

		19,562,120

UNITED STATES (2.8%)
Consumer Discretionary (2.8%)
Yum! Brands, Inc.	10,974	793,201

Total Common Stocks		27,762,393

Total Investments (Cost $29,103,710) (d)—98.6%		27,762,393

Other assets in excess of liabilities—1.4%		381,461

Net Assets—100.0%		$28,143,854

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	China A shares. These shares are issued in local currency, traded in the local stock markets and are held through a qualified foreign institutional investor license.
(d)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (90.7%)
ARGENTINA (1.6%)
Energy (1.6%)
Tenaris SA, ADR	5,262,000	148,598,880

BRAZIL (7.3%)
Consumer Discretionary (1.1%)
Lojas Renner SA	3,887,710	$102,146,112

Consumer Staples (1.2%)
Souza Cruz SA	13,117,118	109,942,787

Energy (2.2%)
Ultrapar Participacoes SA	10,099,000	199,477,127

Financials (1.1%)
Banco Bradesco SA	595,600	7,435,982
Multiplan Empreendimentos Imobiliarios SA	5,015,629	90,078,510

		97,514,492

Materials (1.7%)
Vale SA, ADR	21,620,901	151,994,934

		661,075,452

CHILE (1.1%)
Financials (1.1%)
Banco Santander Chile, ADR	5,334,846	101,575,468

CHINA (5.3%)
Energy (2.0%)
PetroChina Co. Ltd., H Shares (a)	164,648,200	178,365,485

Telecommunication Services (3.3%)
China Mobile Ltd. (a)	23,154,600	302,337,100

		480,702,585

HONG KONG (8.4%)
Financials (8.4%)
AIA Group Ltd. (a)	48,300,000	280,068,705
Hang Lung Group Ltd. (a)	25,049,000	119,451,793
Hang Lung Properties Ltd. (a)	38,882,000	113,825,093
Swire Pacific Ltd., Class A (a)	12,241,000	163,926,249
Swire Pacific Ltd., Class B (a)	15,945,000	38,953,031
Swire Properties Ltd. (a)	13,957,100	45,077,739

		761,302,610

HUNGARY (1.1%)
Consumer Discretionary (0.0%)
Danubius Hotel and Spa PLC (b)	2,039	37,902

Health Care (1.1%)
Richter Gedeon Nyrt (a)	7,155,840	97,099,666

		97,137,568

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Emerging Markets Fund

INDIA (16.3%)
Consumer Discretionary (1.4%)
Hero MotoCorp Ltd. (a)	2,731,597	$126,282,002

Consumer Staples (4.2%)
Hindustan Unilever Ltd. (a)	11,690,307	176,208,832
ITC Ltd. (a)	33,429,000	198,367,563

		374,576,395

Financials (5.3%)
Housing Development Finance Corp. Ltd. (a)	16,000,000	328,608,763
ICICI Bank Ltd. (a)	25,734,500	149,319,944
ICICI Bank Ltd., ADR	160,500	1,927,605

		479,856,312

Information Technology (2.7%)
Infosys Ltd. (a)	7,133,395	245,182,378

Materials (2.7%)
Grasim Industries Ltd. (a)	846,892	52,920,491
Grasim Industries Ltd., GDR (c)	13,359	831,999
UltraTech Cement Ltd. (a)	3,743,118	189,692,077
UltraTech Cement Ltd., GDR (c)	13,918	704,668

		244,149,235

		1,470,046,322

INDONESIA (3.2%)
Consumer Discretionary (3.2%)
Astra International Tbk PT (a)	473,684,500	291,674,094

MALAYSIA (2.0%)
Financials (2.0%)
CIMB Group Holdings Bhd (a)	46,713,542	70,722,564
Public Bank Bhd (a)	22,182,200	110,800,199

		181,522,763

MEXICO (6.8%)
Consumer Discretionary (0.0%)
Consorcio ARA SAB de CV (b)	3,467,000	1,484,915

Consumer Staples (3.3%)
Fomento Economico Mexicano SAB de CV, ADR	3,194,501	266,932,503
Organizacion Soriana SAB de CV, Class B	15,206,779	35,233,426

		302,165,929

Financials (2.2%)
Grupo Financiero Banorte SAB de CV	38,072,148	193,872,181

Industrials (1.3%)
Grupo Aeroportuario del Sureste SAB de CV, ADR, B Shares	927,815	121,460,262

		618,983,287

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Emerging Markets Fund

PHILIPPINES (4.1%)
Financials (4.1%)
Ayala Corp. (a)	3,958,000	$65,035,973
Ayala Land, Inc. (a)	195,247,800	159,014,997
Bank of Philippine Islands (a)	64,725,894	144,963,216

		369,014,186

POLAND (2.8%)
Consumer Staples (1.0%)
Jeronimo Martins SGPS SA (a)	8,576,556	92,252,540

Financials (1.8%)
Bank Pekao SA (a)	3,269,062	157,683,729

		249,936,269

REPUBLIC OF SOUTH KOREA (1.2%)
Consumer Staples (1.2%)
E-Mart Co. Ltd. (a)	558,019	105,878,892

RUSSIA (3.8%)
Consumer Staples (1.4%)
Magnit OJSC (a)	798,928	121,837,969

Energy (2.4%)
Lukoil OAO, ADR	5,369,543	217,036,928

		338,874,897

SOUTH AFRICA (7.4%)
Consumer Discretionary (2.0%)
Truworths International Ltd. (a)	25,651,395	177,634,908

Consumer Staples (3.5%)
Massmart Holdings Ltd. (a)	8,941,282	127,264,135
SABMiller PLC (a)	3,430,100	185,930,602

		313,194,737

Materials (1.0%)
BHP Billiton PLC (a)	4,145,549	89,670,721

Telecommunication Services (0.9%)
MTN Group Ltd. (a)	4,886,000	84,374,864

		664,875,230

TAIWAN (4.5%)
Information Technology (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	70,443,117	309,782,669

Telecommunication Services (1.0%)
Taiwan Mobile Co. Ltd. (a)	28,060,255	92,525,907

		402,308,576

THAILAND (5.2%)
Energy (0.6%)
PTT Exploration & Production PCL, Foreign Shares (a)	15,703,800	52,354,978

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Emerging Markets Fund

Financials (2.5%)
Siam Commercial Bank PCL, Foreign Shares (a)	40,670,100	$222,795,870

Materials (2.1%)
Siam Cement PCL, Foreign Shares (a)	11,254,200	171,128,679
Siam Cement PCL, NVDR (a)	1,365,300	20,662,183

		191,790,862

		466,941,710

TURKEY (5.4%)
Consumer Staples (1.6%)
BIM Birlesik Magazalar A.S. (a)	7,056,088	142,393,044

Financials (3.8%)
Akbank T.A.S. (a)	47,556,608	173,251,252
Turkiye Garanti Bankasi A.S. (a)	41,701,599	175,346,351

		348,597,603

		490,990,647

UNITED KINGDOM (1.7%)
Financials (1.7%)
Standard Chartered PLC (a)	11,427,766	152,387,971

UNITED STATES (1.5%)
Consumer Discretionary (1.5%)
Yum! Brands, Inc.	1,900,000	137,332,000

Total Common Stocks		8,191,159,407

PREFERRED STOCKS (7.6%)
BRAZIL (3.0%)
Financials (2.7%)
Banco Bradesco SA, ADR, Preferred Shares	19,877,586	248,072,273

Materials (0.3%)
Vale SA, ADR, Preferred Shares	3,716,416	23,264,764

		271,337,037

REPUBLIC OF SOUTH KOREA (4.6%)
Information Technology (4.6%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	426,959	415,578,386

Total Preferred Stocks		686,915,423

REPURCHASE AGREEMENT (1.7%)
UNITED STATES (1.7%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 01/30/2015, due 02/02/2015, repurchase price $156,404,000, collateralized by U.S. Treasury Bonds, maturing 08/15/2041 - 11/15/2041; total market value of $159,532,856.	$156,404,000	156,404,000

Total Repurchase Agreement		156,404,000

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2015 (Unaudited)

Aberdeen Emerging Markets Fund

Total Investments (Cost $8,757,152,766) (d)—100.0%	9,034,478,830

Other assets in excess of liabilities—0.0%	2,315,729

Net Assets—100.0%	$9,036,794,559

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS—LONG POSITIONS (95.3%)
Consumer Discretionary (13.0%)
BorgWarner, Inc.	124,900	$6,745,849
Comcast Corp., Class A	121,631	6,464,079
PVH Corp.	65,400	7,211,004
Target Corp.	99,200	7,302,112
TJX Cos., Inc.	78,300	5,163,102

		32,886,146

Consumer Staples (9.9%)
Costco Wholesale Corp.	43,228	6,181,172
CVS Health Corp.	91,900	9,020,904
PepsiCo, Inc.	44,600	4,182,588
Philip Morris International, Inc.	70,100	5,624,824

		25,009,488

Energy (7.8%)
Apache Corp.	52,400	3,278,668
ConocoPhillips	67,500	4,251,150
National Oilwell Varco, Inc.	66,400	3,614,152
Schlumberger Ltd.	57,000	4,696,230
TransCanada Corp.	86,300	3,838,624

		19,678,824

Financials (12.4%)
American Express Co.	74,000	5,971,060
BlackRock, Inc.	13,400	4,562,834
Charles Schwab Corp. (The)	170,200	4,421,796
Intercontinental Exchange, Inc.	22,764	4,683,238
Jones Lang LaSalle, Inc.	29,300	4,309,444
Wells Fargo & Co.	139,526	7,244,190

		31,192,562

Health Care (13.5%)
Aetna, Inc.	68,300	6,271,306
Baxter International, Inc.	72,600	5,104,506
Gilead Sciences, Inc. (a)	66,000	6,918,780
Johnson & Johnson	41,700	4,175,838
PAREXEL International Corp. (a)	95,300	5,809,488
Pfizer, Inc.	186,000	5,812,500

		34,092,418

Industrials (11.2%)
Canadian National Railway Co.	110,000	7,257,800
Deere & Co.	54,500	4,642,855
Emerson Electric Co.	92,100	5,244,174
Equifax, Inc.	72,400	6,114,904
Lockheed Martin Corp.	26,600	5,010,642

		28,270,375

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Equity Long-Short Fund

Information Technology (17.9%)
Alliance Data Systems Corp. (a)	22,000	$6,354,260
Cognizant Technology Solutions Corp., Class A (a)	128,500	6,955,705
EMC Corp.	207,900	5,390,847
FEI Co.	72,000	5,919,840
Oracle Corp.	175,955	7,370,755
QUALCOMM, Inc.	87,397	5,458,817
Visa, Inc., Class A	30,120	7,677,889

		45,128,113

Materials (7.0%)
International Flavors & Fragrances, Inc.	62,300	6,610,653
Potash Corp. of Saskatchewan, Inc.	174,200	6,365,268
Praxair, Inc.	38,700	4,666,833

		17,642,754

Telecommunication Services (2.6%)
Verizon Communications, Inc.	146,300	6,687,373

Total Common Stocks—Long Positions		240,588,053

REPURCHASE AGREEMENT (2.6%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 01/30/2015, due 02/02/2015, repurchase price $6,471,000 collateralized by U.S. Treasury Bond, maturing 11/15/2041; total market value of $6,603,188	$6,471,000	6,471,000

Total Repurchase Agreement		6,471,000

Total Investments (Cost $205,795,804) (b)—97.9%		247,059,053

Other assets in excess of liabilities—2.1%		5,362,211

Net Assets—100.0%		$252,421,264

COMMON STOCKS—SHORT POSITIONS (45.6%)
Consumer Discretionary (5.9%)
Apollo Education Group, Inc.(a)	51,500	1,300,890
Carnival Corp.	57,300	2,518,908
Garmin Ltd.	59,100	3,094,476
Leggett & Platt, Inc.	70,500	3,005,415
Tupperware Brands Corp.	72,900	4,928,769

		14,848,458

Consumer Staples (11.3%)
Avon Products, Inc.	235,000	1,818,900
B&G Foods, Inc.	157,600	4,702,784
Campbell Soup Co.	127,100	5,813,554
Clorox Co.	43,900	4,684,569
United Natural Foods, Inc.(a)	70,800	5,471,424
Whole Foods Market, Inc.	114,700	5,975,297

		28,466,528

Energy (0.8%)
Patterson-UTI Energy, Inc.	122,400	2,100,384

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2015 (Unaudited)

Aberdeen Equity Long-Short Fund

Financials (6.3%)
Allstate Corp. (The)	83,000	$5,792,570
Legg Mason, Inc.	64,000	3,548,160
Northern Trust Corp.	100,400	6,564,152

		15,904,882

Health Care (5.0%)
Agilent Technologies, Inc.	68,600	2,591,022
Boston Scientific Corp.(a)	331,800	4,913,958
Cardinal Health, Inc.	61,900	5,149,461

		12,654,441

Industrials (7.1%)
Con-way, Inc.	41,100	1,683,867
Fastenal Co.	159,800	7,095,120
Northrop Grumman Corp.	32,331	5,074,350
PACCAR, Inc.	67,300	4,045,403

		17,898,740

Information Technology (9.2%)
CA, Inc.	89,700	2,717,910
FactSet Research Systems, Inc.	41,500	5,958,985
International Business Machines Corp.	46,400	7,113,584
NetApp, Inc.	106,800	4,037,040
VeriFone Systems, Inc.(a)	110,700	3,474,873

		23,302,392

Total Common Stocks—Short Positions		115,175,825

EXCHANGE TRADED FUNDS—SHORT POSITIONS (4.1%)
Equity Funds (4.1%)
Powershares QQQ Trust, Series 1	30,200	3,053,220
Utilities Select Sector SPDR Fund	148,200	7,161,024

		10,214,244

Total Exchange Traded Funds—Short Positions		10,214,244

Total Securities Sold Short (Proceeds $104,816,252)—49.7%		$125,390,069

(a)	Non-income producing security.
(b)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen European Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (95.6%)
DENMARK (3.6%)
Health Care (3.6%)
Novo Nordisk AS, Class B (a)	4,800	$213,939

FRANCE (10.1%)
Consumer Staples (4.8%)
Casino Guichard-Perrachon SA (a)	1,780	161,486
L’Oreal SA (a)	700	125,163

		286,649

Industrials (3.4%)
Schneider Electric SE (a)	2,720	204,467

Utilities (1.9%)
GDF Suez (a)	5,200	115,328

		606,444

GERMANY (4.0%)
Materials (4.0%)
Linde AG (a)	1,270	243,294

ITALY (1.4%)
Energy (1.4%)
Eni SpA (a)	5,100	85,826

NORWAY (2.0%)
Industrials (2.0%)
Kongsberg Gruppen AS (a)	7,000	118,380

SWEDEN (11.1%)
Financials (3.6%)
Nordea Bank AB (a)	17,090	216,971

Industrials (5.5%)
Assa Abloy AB, Class B (a)	3,000	163,842
Atlas Copco AB, B Shares (a)	6,130	167,662

		331,504

Information Technology (2.0%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	10,100	122,455

		670,930

SWITZERLAND (17.0%)
Consumer Discretionary (1.8%)
Swatch Group AG (a)	1,500	110,268

Consumer Staples (3.9%)
Nestle SA (a)	3,090	235,986

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen European Equity Fund

Financials (1.8%)
Zurich Insurance Group AG (a)(b)	320	$106,105

Health Care (3.9%)
Roche Holding AG (a)	865	233,133

Industrials (3.4%)
Schindler Holding AG (a)	1,380	204,387

Materials (2.2%)
Holcim Ltd. (a)(b)	1,940	135,631

		1,025,510

UNITED KINGDOM (46.4%)
Consumer Discretionary (2.8%)
Pearson PLC (a)	8,400	170,434

Consumer Staples (9.9%)
Associated British Foods PLC (a)	1,900	88,611
British American Tobacco PLC (a)	3,700	208,739
Tesco PLC (a)	30,000	101,450
Unilever PLC (a)	4,500	198,153

		596,953

Energy (4.4%)
BG Group PLC (a)	9,400	125,376
Royal Dutch Shell PLC, A Shares (a)	4,651	141,511

		266,887

Financials (9.1%)
Prudential PLC (a)	10,400	252,828
Schroders PLC, Non-Voting Shares (a)	3,700	124,466
Standard Chartered PLC (a)	12,500	166,686

		543,980

Health Care (1.8%)
GlaxoSmithKline PLC (a)	4,930	108,552

Industrials (11.0%)
Cobham PLC (a)	27,232	133,488
Experian PLC (a)	8,000	140,968
Rolls-Royce Holdings PLC (a)(b)	18,000	240,481
Weir Group PLC (The) (a)	5,700	143,708

		658,645

Materials (4.5%)
BHP Billiton PLC (a)	5,030	109,254
Croda International PLC (a)	4,100	163,739

		272,993

Utilities (2.9%)
Centrica PLC (a)	40,000	176,521

		2,794,965

Total Common Stocks		5,759,288

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2015 (Unaudited)

Aberdeen European Equity Fund

REPURCHASE AGREEMENT (3.6%)
UNITED STATES (3.6%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 01/30/2015, due 02/02/2015, repurchase price $216,000, collateralized by U.S. Treasury Bond, maturing 11/15/2041; total market value of $224,438	$216,000	$216,000

Total Repurchase Agreement		216,000

Total Investments (Cost $6,123,252) (c)—99.2%		5,975,288

Other assets in excess of liabilities—0.8%		45,843

Net Assets—100.0%		$6,021,131

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (87.1%)
CANADA (4.0%)
Industrials (1.9%)
Canadian National Railway Co.	44,200	$2,912,114

Materials (2.1%)
Potash Corp. of Saskatchewan, Inc.	89,600	3,261,900

		6,174,014

FRANCE (1.0%)
Industrials (1.0%)
Schneider Electric SE (a)	19,500	1,465,849

HONG KONG (3.9%)
Financials (3.2%)
AIA Group Ltd. (a)	573,800	3,327,193
Swire Pacific Ltd., Class A (a)	119,300	1,597,615

		4,924,808

Industrials (0.7%)
Jardine Matheson Holdings Ltd. (a)	16,800	1,073,565

		5,998,373

ITALY (2.8%)
Energy (2.8%)
Eni SpA (a)	79,588	1,339,353
Tenaris SA, ADR	104,700	2,956,728

		4,296,081

JAPAN (6.3%)
Consumer Staples (1.4%)
Japan Tobacco, Inc. (a)	81,800	2,227,959

Financials (1.0%)
Daito Trust Construction Co. Ltd. (a)	13,300	1,480,487

Industrials (1.4%)
FANUC Corp. (a)	12,800	2,149,623

Materials (2.5%)
Shin-Etsu Chemical Co. Ltd. (a)	58,400	3,866,908

		9,724,977

MEXICO (1.9%)
Consumer Staples (1.9%)
Fomento Economico Mexicano SAB de CV, ADR (b)	34,500	2,882,820

SINGAPORE (0.9%)
Financials (0.9%)
City Developments Ltd. (a)	193,800	1,436,440

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Global Equity Fund

SOUTH AFRICA (1.4%)
Telecommunication Services (1.4%)
MTN Group Ltd. (a)	126,800	$2,189,671

SWEDEN (5.1%)
Financials (1.5%)
Nordea Bank AB (a)	183,600	2,330,942

Industrials (2.1%)
Atlas Copco AB, A Shares (a)	109,400	3,239,184

Information Technology (1.5%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	184,200	2,233,288

		7,803,414

SWITZERLAND (11.7%)
Consumer Staples (2.1%)
Nestle SA (a)	42,200	3,222,855

Financials (2.5%)
Zurich Insurance Group AG (a)(b)	11,677	3,871,839

Health Care (7.1%)
Novartis AG (a)	49,200	4,794,674
Roche Holding AG (a)	22,300	6,010,237

		10,804,911

		17,899,605

TAIWAN (2.8%)
Information Technology (2.8%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	191,700	4,353,507

UNITED KINGDOM (15.5%)
Consumer Staples (3.0%)
British American Tobacco PLC (a)	81,700	4,609,189

Energy (2.3%)
Royal Dutch Shell PLC, B Shares (a)	114,000	3,609,236

Financials (3.5%)
HSBC Holdings PLC (a)	305,500	2,795,083
Standard Chartered PLC (a)	196,700	2,622,972

		5,418,055

Industrials (2.4%)
Experian PLC (a)	86,895	1,531,180
Rolls-Royce Holdings PLC (a)(b)	166,968	2,230,697

		3,761,877

Materials (2.1%)
BHP Billiton PLC (a)	147,200	3,197,262

Telecommunication Services (1.1%)
Vodafone Group PLC (a)	465,103	1,635,524

Utilities (1.1%)
Centrica PLC (a)	374,900	1,654,443

		23,885,586

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Global Equity Fund

UNITED STATES (29.8%)
Consumer Discretionary (1.9%)
Comcast Corp., Class A	56,000	$2,976,120

Consumer Staples (9.1%)
CVS Health Corp.	58,200	5,712,912
PepsiCo, Inc.	41,400	3,882,492
Philip Morris International, Inc.	55,200	4,429,248

		14,024,652

Energy (6.2%)
Chevron Corp.	19,000	1,948,070
EOG Resources, Inc.	48,800	4,344,664
Schlumberger Ltd.	38,800	3,196,732

		9,489,466

Health Care (4.9%)
Baxter International, Inc.	43,200	3,037,392
Johnson & Johnson	44,200	4,426,188

		7,463,580

Industrials (2.2%)
United Technologies Corp.	29,600	3,397,488

Information Technology (4.1%)
Oracle Corp.	102,200	4,281,158
Visa, Inc., Class A	7,600	1,937,316

		6,218,474

Materials (1.4%)
Praxair, Inc.	18,300	2,206,797

		45,776,577

Total Common Stocks		133,886,914

PREFERRED STOCKS (7.4%)
BRAZIL (4.8%)
Financials (2.8%)
Banco Bradesco SA, ADR, Preferred Shares	347,812	4,340,694

Materials (2.0%)
Vale SA, ADR, Preferred Shares	497,200	3,112,472

		7,453,166

REPUBLIC OF SOUTH KOREA (2.6%)
Information Technology (2.6%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (a)(c)	8,223	3,921,352

Total Preferred Stocks		11,374,518

REPURCHASE AGREEMENT (2.1%)
UNITED STATES (2.1%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 01/30/2015, due 02/02/2015, repurchase price $3,292,000, collateralized by U.S. Treasury Bond, maturing 02/15/2042; total market value of $3,362,662	$3,292,000	3,292,000

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2015 (Unaudited)

Aberdeen Global Equity Fund

Total Repurchase Agreement	3,292,000

Total Investments (Cost $138,219,890) (d)—96.6%	148,553,432

Other assets in excess of liabilities—3.4%	5,191,564

Net Assets—100.0%	$153,744,996

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen Global Natural Resources Fund

	Shares or Principal Amount	Value
COMMON STOCKS (95.9%)
BRAZIL (8.8%)
Industrials (3.3%)
Wilson Sons Ltd., BDR	55,200	$627,448

Materials (5.5%)
Vale SA, ADR	148,900	1,046,767

		1,674,215

CANADA (12.7%)
Industrials (2.0%)
Canadian National Railway Co.	5,800	382,684

Materials (10.7%)
Goldcorp, Inc.	36,200	874,304
Potash Corp. of Saskatchewan, Inc.	32,100	1,172,934

		2,047,238

		2,429,922

FRANCE (6.8%)
Energy (2.6%)
Total SA (a)	9,600	492,774

Materials (4.2%)
Air Liquide SA (a)	6,450	813,141

		1,305,915

GERMANY (3.6%)
Materials (3.6%)
Linde AG (a)	3,600	689,653

ITALY (9.4%)
Energy (9.4%)
Eni SpA (a)	45,406	764,118
Tenaris SA, ADR	36,300	1,025,112

		1,789,230

JAPAN (5.0%)
Materials (5.0%)
Shin-Etsu Chemical Co. Ltd. (a)	14,300	946,863

NETHERLANDS (1.3%)
Energy (1.3%)
Koninklijke Vopak NV (a)	4,500	250,953

UNITED KINGDOM (22.6%)
Energy (11.5%)
BG Group PLC (a)	40,100	534,849
John Wood Group PLC (a)	51,000	438,060
Royal Dutch Shell PLC, B Shares (a)	38,600	1,222,074

		2,194,983

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2015 (Unaudited)

Aberdeen Global Natural Resources Fund

Materials (11.1%)
BHP Billiton PLC (a)	56,600	$1,229,382
Rio Tinto PLC (a)	20,200	887,648

		2,117,030

		4,312,013

UNITED STATES (25.7%)
Energy (15.7%)
Chevron Corp.	6,300	645,939
EOG Resources, Inc.	12,100	1,077,263
National Oilwell Varco, Inc.	6,500	353,795
Schlumberger Ltd.	11,300	931,007

		3,008,004

Materials (10.0%)
Compass Minerals International, Inc.	2,100	183,540
Monsanto Co.	6,700	790,466
Praxair, Inc.	7,700	928,543

		1,902,549

		4,910,553

Total Common Stocks		18,309,317

PREFERRED STOCKS (3.0%)
CHILE (3.0%)
Materials (3.0%)
Sociedad Quimica y Minera de Chile SA, ADR, Preferred Shares	24,300	579,798

Total Preferred Stocks		579,798

REPURCHASE AGREEMENT (0.8%)
UNITED STATES (0.8%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 01/30/2015, due 02/02/2015, repurchase price $166,000 collateralized by U.S. Treasury Bond, maturing 02/15/2042; total market value of $174,118	$166,000	166,000

Total Repurchase Agreement		166,000

Total Investments (Cost $22,175,324) (b)—99.7%		19,055,115

Other assets in excess of liabilities—0.3%		47,788

Net Assets—100.0%		$19,102,903

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.8%)
AUSTRALIA (1.5%)
Consumer Discretionary (1.5%)
ARB Corp. Ltd. (a)	350,000	$3,136,643

BRAZIL (9.4%)
Consumer Discretionary (2.9%)
Arezzo Industria e Comercio SA	670,700	5,859,017

Financials (2.5%)
Iguatemi Empresa de Shopping Centers SA	566,700	5,132,138

Health Care (3.0%)
OdontoPrev SA	1,597,700	6,150,840

Industrials (1.0%)
Wilson Sons Ltd., BDR	183,100	2,081,264

		19,223,259

CANADA (1.1%)
Financials (1.1%)
Canadian Western Bank	111,900	2,269,350

CHILE (1.0%)
Consumer Staples (1.0%)
Vina Concha y Toro SA	1,151,700	2,099,519

FRANCE (1.6%)
Health Care (1.6%)
Virbac SA (a)	14,400	3,196,384

GERMANY (7.3%)
Consumer Discretionary (1.0%)
Fielmann AG (a)	30,600	2,079,954

Consumer Staples (1.6%)
KWS Saat AG	10,898	3,333,599

Materials (4.7%)
Fuchs Petrolub SE (a)	115,304	4,354,442
Symrise AG (a)	80,900	5,295,138

		9,649,580

		15,063,133

HONG KONG (4.5%)
Consumer Discretionary (2.3%)
Cafe de Coral Holdings Ltd. (a)	1,278,000	4,704,399

Telecommunication Services (2.2%)
Asia Satellite Telecommunications Holdings Ltd. (a)	1,331,000	4,626,534

		9,330,933

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Global Small Cap Fund

INDIA (5.3%)
Health Care (1.6%)
Sanofi India Ltd. (a)	61,600	$3,289,884

Materials (3.7%)
Castrol (India) Ltd. (a)	1,007,000	7,671,051

		10,960,935

ISRAEL (3.5%)
Consumer Staples (3.5%)
Osem Investments Ltd. (a)	161,100	2,854,261
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (a)	110,000	4,343,797

		7,198,058

JAPAN (8.6%)
Consumer Staples (3.0%)
Calbee, Inc. (a)	156,000	6,091,787

Health Care (4.5%)
Asahi Intecc Co. Ltd. (a)	85,300	4,520,821
Sysmex Corp. (a)	105,400	4,710,028

		9,230,849

Industrials (1.1%)
Nabtesco Corp. (a)	88,600	2,287,342

		17,609,978

MALAYSIA (1.6%)
Consumer Staples (1.6%)
Carlsberg Brewery Malaysia Bhd (a)	998,600	3,229,663

MEXICO (1.0%)
Industrials (1.0%)
Grupo Aeroportuario del Sureste SAB de CV, Class B (b)	159,100	2,086,731

SINGAPORE (2.8%)
Health Care (2.8%)
Raffles Medical Group Ltd. (a)	1,975,000	5,789,374

SOUTH AFRICA (4.2%)
Consumer Staples (2.6%)
Clicks Group Ltd.	692,439	5,370,639

Financials (1.6%)
JSE Ltd.	307,500	3,230,004

		8,600,643

SPAIN (2.1%)
Consumer Staples (2.1%)
Viscofan SA (a)	73,600	4,258,318

SWITZERLAND (5.2%)
Consumer Staples (3.1%)
Barry Callebaut AG (a)(b)	6,440	6,421,377

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Global Small Cap Fund

Industrials (2.1%)
Kaba Holding AG, Class B (a)(b)	8,500	$4,272,137

		10,693,514

THAILAND (3.3%)
Financials (1.7%)
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (a)(c)	8,518,500	3,435,509

Utilities (1.6%)
Electricity Generating PCL, Foreign Shares (a)	677,400	3,363,571

		6,799,080

UNITED KINGDOM (22.5%)
Consumer Discretionary (2.2%)
Millennium & Copthorne Hotels PLC (a)	522,201	4,528,718

Consumer Staples (1.4%)
PZ Cussons PLC (a)	612,400	2,903,592

Energy (2.6%)
John Wood Group PLC (a)	637,700	5,477,465

Financials (4.1%)
Close Brothers Group PLC (a)	183,500	4,187,297
Rathbone Brothers PLC	126,600	4,193,164

		8,380,461

Health Care (1.6%)
Dechra Pharmaceuticals PLC	249,100	3,245,434

Industrials (6.1%)
Rotork PLC (a)	115,600	3,996,120
Spirax-Sarco Engineering PLC (a)	91,700	4,208,873
Weir Group PLC (The) (a)	172,800	4,356,606

		12,561,599

Information Technology (1.4%)
Oxford Instruments PLC (a)	252,500	2,823,021

Materials (3.1%)
Croda International PLC (a)	52,600	2,100,652
Victrex PLC (a)	136,900	4,232,037

		6,332,689

		46,252,979

UNITED STATES (12.3%)
Consumer Staples (2.0%)
Casey’s General Stores, Inc.	45,800	4,181,540

Financials (2.6%)
Jones Lang LaSalle, Inc.	35,600	5,236,048

Health Care (1.0%)
PAREXEL International Corp. (b)	34,900	2,127,504

Industrials (2.0%)
RBC Bearings, Inc.	72,000	4,178,880

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2015 (Unaudited)

Aberdeen Global Small Cap Fund

Materials (4.7%)
Compass Minerals International, Inc.	49,200	$4,300,080
Silgan Holdings, Inc.	104,200	5,356,922

		9,657,002

		25,380,974

Total Common Stocks		203,179,468

PREFERRED STOCKS (2.6%)
CHILE (2.6%)
Consumer Staples (2.6%)
Embotelladora Andina SA, Class B, Preferred Shares	1,903,800	5,362,419

Total Preferred Stocks		5,362,419

Total Investments (Cost $198,807,729) (d)—101.4%		208,541,887

Liabilities in excess of other assets—(1.4)%		(2,901,086)

Net Assets—100.0%		$205,640,801

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	As of January 31, 2015, security is a closed-end fund incorporated in Thailand.
(d)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

BDR	Brazilian Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (87.5%)
CANADA (5.7%)
Industrials (2.2%)
Canadian National Railway Co.	277,500	$18,283,073

Materials (2.4%)
Potash Corp. of Saskatchewan, Inc.	540,100	19,662,411

Telecommunication Services (1.1%)
TELUS Corp.	277,100	9,505,618

		47,451,102

FRANCE (4.0%)
Consumer Staples (1.9%)
Casino Guichard-Perrachon SA (a)	170,800	15,495,384

Industrials (1.1%)
Schneider Electric SE (a)	121,500	9,133,368

Utilities (1.0%)
GDF Suez (a)	386,900	8,580,814

		33,209,566

GERMANY (1.6%)
Materials (1.6%)
Linde AG (a)	70,600	13,524,866

HONG KONG (5.5%)
Financials (3.7%)
AIA Group Ltd. (a)	3,405,100	19,744,554
Swire Pacific Ltd., Class A (a)	818,500	10,961,003

		30,705,557

Industrials (1.8%)
Jardine Matheson Holdings Ltd. (a)	240,900	15,394,163

		46,099,720

ITALY (3.8%)
Energy (3.8%)
Eni SpA (a)	723,704	12,178,908
Tenaris SA, ADR	686,900	19,398,056

		31,576,964

JAPAN (9.6%)
Consumer Staples (3.1%)
Japan Tobacco, Inc. (a)	929,800	25,324,641

Financials (1.0%)
Daito Trust Construction Co. Ltd. (a)	75,200	8,370,872

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen International Equity Fund

Industrials (2.3%)
FANUC Corp. (a)	115,800	$19,447,373

Materials (3.2%)
Shin-Etsu Chemical Co. Ltd. (a)	407,599	26,988,835

		80,131,721

MEXICO (2.7%)
Consumer Staples (2.7%)
Fomento Economico Mexicano SAB de CV, ADR (b)	268,500	22,435,860

SINGAPORE (6.1%)
Financials (3.9%)
City Developments Ltd. (a)	1,695,000	12,563,292
Oversea-Chinese Banking Corp. Ltd. (a)	2,654,082	20,357,237

		32,920,529

Telecommunication Services (2.2%)
Singapore Telecommunications Ltd. (a)	5,956,000	17,936,330

		50,856,859

SOUTH AFRICA (1.9%)
Telecommunication Services (1.9%)
MTN Group Ltd. (a)	931,400	16,084,066

SWEDEN (5.4%)
Financials (1.5%)
Nordea Bank AB (a)	1,012,600	12,855,729

Industrials (2.3%)
Atlas Copco AB, A Shares (a)	644,706	19,088,862

Information Technology (1.6%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	1,107,800	13,431,250

		45,375,841

SWITZERLAND (16.9%)
Consumer Staples (3.8%)
Nestle SA (a)	417,300	31,869,602

Financials (3.2%)
Zurich Insurance Group AG (a)(b)	79,543	26,374,724

Health Care (8.8%)
Novartis AG (a)	389,600	37,967,579
Roche Holding AG (a)	133,300	35,926,667

		73,894,246

Industrials (1.1%)
Schindler Holding AG (a)	63,000	9,330,714

		141,469,286

TAIWAN (3.6%)
Information Technology (3.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	6,809,000	29,943,453

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen International Equity Fund

UNITED KINGDOM (20.7%)
Consumer Staples (3.7%)
British American Tobacco PLC (a)	544,700	$30,729,809

Energy (3.7%)
John Wood Group PLC (a)	1,105,400	9,494,730
Royal Dutch Shell PLC, B Shares (a)	687,400	21,763,059

		31,257,789

Financials (3.9%)
HSBC Holdings PLC (a)	1,905,800	17,436,556
Standard Chartered PLC (a)	1,132,885	15,106,894

		32,543,450

Industrials (4.5%)
Experian PLC (a)	823,100	14,503,879
Rolls-Royce Holdings PLC (a)(b)	939,056	12,545,811
Weir Group PLC (The) (a)	429,300	10,823,443

		37,873,133

Materials (2.6%)
BHP Billiton PLC (a)	1,007,700	21,887,774

Telecommunication Services (1.2%)
Vodafone Group PLC (a)	2,790,824	9,813,871

Utilities (1.1%)
Centrica PLC (a)	2,062,000	9,099,659

		173,205,485

Total Common Stocks		731,364,789

PREFERRED STOCKS (9.4%)
BRAZIL (5.4%)
Financials (2.8%)
Banco Bradesco SA, ADR, Preferred Shares	1,906,079	23,787,866

Materials (2.6%)
Vale SA, ADR, Preferred Shares	3,422,300	21,423,598

		45,211,464

REPUBLIC OF SOUTH KOREA (4.0%)
Information Technology (4.0%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (a)(b)(c)	69,591	33,186,289
Samsung Electronics Co. Ltd., GDR, Preferred Shares (c)	109	52,320

		33,238,609

Total Preferred Stocks		78,450,073

REPURCHASE AGREEMENT (2.0%)
UNITED STATES (2.0%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 01/30/2015, due 02/02/2015, repurchase price $16,625,000 collateralized by U.S. Treasury Bond, maturing 11/15/2041; total market value of $16,962,750	$16,625,000	16,625,000

Total Repurchase Agreement		16,625,000

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2015 (Unaudited)

Aberdeen International Equity Fund

Total Investments (Cost $779,100,500) (d)—98.9%	826,439,862

Other assets in excess of liabilities—1.1%	8,987,068

Net Assets—100.0%	$835,426,930

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1(a) of the accompanying Notes to Statements of Investments.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen Latin American Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (95.7%)
ARGENTINA (2.4%)
Energy (2.4%)
Tenaris SA, ADR	3,000	$84,720

BRAZIL (58.7%)
Consumer Discretionary (7.6%)
Arezzo Industria e Comercio SA	9,501	82,998
Cia Hering	6,000	40,675
Lojas Renner SA	5,350	140,566

		264,239

Consumer Staples (11.0%)
AMBEV SA	20,828	136,848
BRF SA	4,400	105,570
Natura Cosmeticos SA	5,900	68,933
Souza Cruz SA	8,300	69,568

		380,919

Energy (3.9%)
Ultrapar Participacoes SA	6,800	134,315

Financials (21.7%)
Banco Bradesco SA	22,710	283,531
BM&F Bovespa SA	18,000	61,045
Iguatemi Empresa de Shopping Centers SA	4,000	36,225
Itau Unibanco Holding SA	20,427	229,221
Multiplan Empreendimentos Imobiliarios SA	8,000	143,677

		753,699

Health Care (1.8%)
OdontoPrev SA	16,400	63,137

Industrials (5.9%)
Localiza Rent a Car SA	4,305	55,993
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,600	37,257
WEG SA	4,240	50,566
Wilson Sons Ltd., BDR	5,300	60,244

		204,060

Information Technology (1.4%)
Totvs SA	4,000	50,044

Materials (5.4%)
Vale SA	26,800	185,874

		2,036,287

CHILE (8.7%)
Consumer Discretionary (2.1%)
S.A.C.I. Falabella	11,100	73,039

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Latin American Equity Fund

Consumer Staples (2.6%)
Embotelladora Andina SA, Class A (a)	38,000	$89,965

Financials (4.0%)
Banco Santander Chile, ADR	4,700	89,488
Parque Arauco SA	28,808	51,152

		140,640

		303,644

COLOMBIA (3.1%)
Consumer Staples (1.4%)
Almacenes Exito SA	4,600	47,131

Financials (1.7%)
Bancolombia SA	5,300	59,647

		106,778

MEXICO (21.4%)
Consumer Staples (11.2%)
Arca Continental SAB de CV (b)	6,000	35,585
Fomento Economico Mexicano SAB de CV, ADR (b)	2,000	167,120
Kimberly-Clark de Mexico SAB de CV, Class A	25,100	48,795
Organizacion Soriana SAB de CV, Class B	22,200	51,437
Wal-Mart de Mexico SAB de CV, Series V	45,300	87,369

		390,306

Financials (4.9%)
Grupo Financiero Banorte SAB de CV	25,916	131,970
Grupo Financiero Santander Mexico SAB de CV, Class B	17,900	37,963

		169,933

Industrials (5.3%)
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (b)	2,500	92,625
Grupo Aeroportuario del Sureste SAB de CV, ADR, B Shares (b)	700	91,637

		184,262

		744,501

PERU (1.4%)
Industrials (1.4%)
Grana y Montero SA, ADR	4,522	46,938

Total Common Stocks		3,322,868

PREFERRED STOCKS (1.4%)
BRAZIL (1.4%)
Materials (1.4%)
Bradespar SA, Preferred Shares	7,500	32,451
Vale SA, ADR, Preferred Shares	2,300	14,398

		46,849

Total Preferred Stocks		46,849

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2015 (Unaudited)

Aberdeen Latin American Equity Fund

Total Investments (Cost $4,910,255) (c)—97.1%	3,369,717

Other assets in excess of liabilities—2.9%	101,629

Net Assets—100.0%	$3,471,346

(a)	This share class contains full voting rights and no preference on dividends. The two share classes of this company are formally labeled as preferred.
(b)	Non-income producing security.
(c)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.5%)
Consumer Discretionary (7.3%)
Core-Mark Holding Co., Inc.	35,000	$2,333,800
Drew Industries, Inc.	53,555	2,692,745
G-III Apparel Group Ltd. (a)	33,100	3,217,320
Hibbett Sports, Inc. (a)	40,100	1,886,304

		10,130,169

Consumer Staples (10.7%)
Cal-Maine Foods, Inc.	55,800	1,955,790
Casey’s General Stores, Inc.	50,300	4,592,390
J&J Snack Foods Corp.	24,400	2,394,128
TreeHouse Foods, Inc. (a)	31,500	2,857,050
WD-40 Co.	36,200	2,970,572

		14,769,930

Energy (1.1%)
Approach Resources, Inc. (a)	239,800	1,503,546

Financials (17.3%)
AMERISAFE, Inc.	77,360	3,148,552
Bank of the Ozarks, Inc.	112,520	3,649,024
Boston Private Financial Holdings, Inc.	258,300	2,841,300
Canadian Western Bank	107,000	2,169,977
CBOE Holdings, Inc.	28,000	1,805,160
Healthcare Realty Trust, Inc.	84,308	2,536,828
MarketAxess Holdings, Inc.	27,401	2,081,654
Sabra Healthcare REIT, Inc.	97,204	3,178,571
Univest Corp. of Pennsylvania	128,520	2,380,190

		23,791,256

Health Care (9.0%)
Emergent Biosolutions, Inc. (a)	94,400	2,646,032
IPC Healthcare, Inc. (a)	61,498	2,482,059
PAREXEL International Corp. (a)	68,100	4,151,376
Teleflex, Inc.	29,020	3,179,431

		12,458,898

Industrials (19.4%)
Actuant Corp., Class A	117,400	2,713,114
Beacon Roofing Supply, Inc. (a)	130,930	3,101,732
Curtiss-Wright Corp.	53,200	3,539,396
Gibraltar Industries, Inc. (a)	237,051	3,588,952
Multi-Color Corp.	76,200	4,436,364
Progressive Waste Solutions Ltd.	123,000	3,507,960
RBC Bearings, Inc.	65,342	3,792,450
US Ecology, Inc.	51,100	2,118,606

		26,798,574

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2015 (Unaudited)

Aberdeen Small Cap Fund

Information Technology (16.9%)
Advent Software, Inc.	53,230	$2,227,675
Fair Isaac Corp.	33,000	2,354,550
FEI Co.	34,400	2,828,368
Heartland Payment Systems, Inc.	69,300	3,449,061
Littelfuse, Inc.	39,474	3,897,663
Solera Holdings, Inc.	47,660	2,459,256
Syntel, Inc. (a)	76,800	3,321,600
Teradyne, Inc.	154,200	2,791,020

		23,329,193

Materials (12.5%)
Compass Minerals International, Inc.	29,300	2,560,820
Kaiser Aluminum Corp.	51,100	3,541,741
Quaker Chemical Corp.	44,800	3,535,616
Sensient Technologies Corp.	53,300	3,251,300
Silgan Holdings, Inc.	40,886	2,101,949
Worthington Industries, Inc.	73,400	2,196,862

		17,188,288

Telecommunication Services (2.3%)
Shenandoah Telecommunications Co.	104,446	3,103,091

Total Common Stocks		133,072,945

REPURCHASE AGREEMENT (3.1%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 01/30/2015, due 02/02/2015, repurchase price $4,253,000, collateralized by U.S. Treasury Bond, maturing 02/15/2042; total market value of $4,342,078	$4,253,000	4,253,000

Total Repurchase Agreement		4,253,000

Total Investments (Cost $108,704,424) (b)—99.6%		137,325,945

Other assets in excess of liabilities—0.4%		515,650

Net Assets—100.0%		$137,841,595

(a)	Non-income producing security.
(b)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen U.S. Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.5%)
Consumer Discretionary (14.6%)
BorgWarner, Inc.	163,100	$8,809,031
Comcast Corp., Class A	204,500	10,868,153
PVH Corp.	98,600	10,871,636
Starwood Hotels & Resorts Worldwide, Inc.	101,534	7,307,402
Target Corp.	165,800	12,204,538
TJX Cos., Inc.	121,500	8,011,710

		58,072,470

Consumer Staples (12.3%)
Costco Wholesale Corp.	73,937	10,572,252
CVS Health Corp.	153,772	15,094,259
Kraft Foods Group, Inc.	100,300	6,553,602
PepsiCo, Inc.	87,666	8,221,317
Philip Morris International, Inc.	108,819	8,731,637

		49,173,067

Energy (9.4%)
Apache Corp.	101,409	6,345,161
Chevron Corp.	80,525	8,256,228
ConocoPhillips	97,040	6,111,579
EOG Resources, Inc.	61,028	5,433,323
National Oilwell Varco, Inc.	106,900	5,818,567
Schlumberger Ltd.	67,066	5,525,568

		37,490,426

Financials (12.2%)
American Express Co.	115,700	9,335,833
Charles Schwab Corp. (The)	300,500	7,806,990
Intercontinental Exchange, Inc.	44,727	9,201,686
M&T Bank Corp.	51,400	5,816,424
Royal Bank of Canada	108,311	6,114,922
Wells Fargo & Co.	196,461	10,200,255

		48,476,110

Health Care (14.6%)
Aetna, Inc.	101,700	9,338,094
Baxter International, Inc.	155,800	10,954,298
Gilead Sciences, Inc. (a)	83,099	8,711,268
Johnson & Johnson	110,216	11,037,030
Pfizer, Inc.	360,340	11,260,625
Quest Diagnostics, Inc.	95,300	6,772,971

		58,074,286

Industrials (9.2%)
Canadian National Railway Co.	126,400	8,339,872
Deere & Co.	59,663	5,082,691
Emerson Electric Co.	124,302	7,077,756
Equifax, Inc.	83,200	7,027,072
United Technologies Corp.	78,262	8,982,912

		36,510,303

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2015 (Unaudited)

Aberdeen U.S. Equity Fund

Information Technology (15.3%)
Alliance Data Systems Corp. (a)	22,622	$6,533,912
Cognizant Technology Solutions Corp., Class A (a)	185,800	10,057,354
EMC Corp.	338,300	8,772,119
Oracle Corp.	243,932	10,218,312
QUALCOMM, Inc.	125,259	7,823,677
Solera Holdings, Inc.	116,454	6,009,027
Visa, Inc., Class A	45,619	11,628,739

		61,043,140

Materials (9.1%)
International Flavors & Fragrances, Inc.	102,100	10,833,831
Monsanto Co.	66,025	7,789,629
Potash Corp. of Saskatchewan, Inc.	229,200	8,374,968
Praxair, Inc.	75,805	9,141,325

		36,139,753

Telecommunication Services (1.8%)
TELUS Corp.	214,368	7,353,444

Total Common Stocks		392,332,999

REPURCHASE AGREEMENT (1.6%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 01/30/2015, due 02/02/2015, repurchase price $6,380,000, collateralized by U.S. Treasury Bond, maturing 11/15/2041; total market value of $6,508,688	$6,380,000	6,380,000

Total Repurchase Agreement		6,380,000

Total Investments (Cost $308,282,477) (b)—100.1%		398,712,999

Liabilities in excess of other assets—(0.1)%		(268,835)

Net Assets—100.0%		$398,444,164

(a)	Non-income producing security.
(b)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen Asia Bond Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (33.8%)
CHINA (7.1%)
Commercial Banks (1.1%)
Bank of China (CNH), 3.35%, 07/16/2015	$10,000,000	$1,575,722
Industrial & Commercial Bank of China Ltd. (USD), MTN, 3.23%, 11/13/2019	1,093,000	1,119,234

		2,694,956

Electric Utilities (0.5%)
Zhejiang Energy Group Hong Kong Ltd. (USD), 2.30%, 09/30/2017 (a)	1,240,000	1,229,546

Food Products (0.3%)
Tingyi Cayman Islands Holding Corp. (USD), 3.88%, 06/20/2017 (a)	787,000	812,892

Gas Utilities (0.5%)
ENN Energy Holdings Ltd. (USD), 6.00%, 05/13/2021 (a)	1,083,000	1,216,883

Metals & Mining (0.4%)
China Hongqiao Group Ltd. (USD), 7.63%, 06/26/2017 (a)	1,000,000	981,461

Oil & Gas Services (0.9%)
COSL Finance BVI Ltd. (USD), 3.25%, 09/06/2022 (a)	2,159,000	2,094,999
Yingde Gases Investment Ltd. (USD), 7.25%, 02/28/2020 (a)	200,000	146,000

		2,240,999

Real Estate (2.4%)
CIFI Holdings Group Co. Ltd. (USD), 12.25%, 04/15/2018 (a)	800,000	860,000
Franshion Brilliant Ltd. (USD), 5.75%, 03/19/2019 (a)	1,188,000	1,236,090
Future Land Development Holdings Ltd. (USD), 10.25%, 07/21/2019 (a)	549,000	502,335
Greenland Global Investment Ltd. (USD), 5.88%, 07/03/2024 (a)	1,218,000	1,228,523
Greenland Hong Kong Holdings Ltd. (USD), 4.75%, 10/18/2016 (a)	702,000	700,245
Trillion Chance Ltd. (USD), 8.50%, 01/10/2019 (a)	356,000	333,096
Wanda Properties Overseas Ltd. (USD), 4.88%, 11/21/2018 (a)	1,000,000	1,016,732

		5,877,021

Real Estate Management & Development (0.5%)
China Overseas Finance Cayman Island II Ltd. (USD), 5.50%, 11/10/2020 (a)	1,200,000	1,310,554

Semiconductors (0.5%)
Semiconductor Manufacturing International Corp. (USD), 4.13%, 10/07/2019 (a)	1,133,000	1,150,816

		17,515,128

HONG KONG (4.3%)
Commercial Banks (0.9%)
Standard Chartered PLC (USD), 3.95%, 01/11/2023 (a)	2,105,000	2,100,760

Diversified Holding Companies (0.8%)
Hutchison Whampoa International Ltd.
(USD), 1.63%, 10/31/2017 (a)	720,000	714,351
(USD), 7.63%, 04/09/2019 (a)	200,000	242,510
(USD), 4.63%, 01/13/2022 (a)	500,000	553,223
(USD), 7.45%, 11/24/2033 (a)	300,000	457,578

		1,967,662

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Asia Bond Fund

Real Estate (0.1%)
Hong Kong Land Finance Cayman Islands Co. Ltd. (USD), EMTN, 4.50%, 06/01/2022	$200,000	$217,527

Real Estate Investment Trust (REIT) Funds (0.3%)
Champion MTN Ltd. (USD), EMTN, 3.75%, 01/17/2023 (a)	878,000	828,654

Real Estate Management & Development (1.6%)
HLP Finance Ltd. (USD), EMTN, 4.75%, 06/25/2022 (a)	1,811,000	1,908,888
Swire Properties MTN Financing Ltd.
(USD), EMTN, 2.75%, 03/07/2020 (a)	200,000	200,849
(USD), EMTN, 4.38%, 06/18/2022 (a)	1,800,000	1,950,120

		4,059,857

Retail (0.1%)
LS Finance 2022 Ltd. (USD), 4.25%, 10/16/2022 (a)	204,000	209,548

		10,613,554

INDIA (11.2%)
Commercial Banks (7.3%)
Axis Bank Ltd (USD), 5.13%, 09/05/2017 (a)	400,000	427,281
Axis Bank Ltd., Series 21 (INR), 9.15%, 12/31/2022	490,000,000	8,242,915
Bank of Baroda
(USD), 5.00%, 08/24/2016 (a)	550,000	575,138
(USD), 4.88%, 07/23/2019 (a)	200,000	216,695
HDFC Bank Ltd. (USD), EMTN, 3.00%, 03/06/2018 (a)	900,000	916,947
ICICI Bank Ltd.
(USD), 4.80%, 05/22/2019 (a)	735,000	791,385
(USD), MTN, 3.50%, 03/18/2020 (a)	355,000	362,347
(INR), 9.15%, 12/31/2022	250,000,000	4,191,612
(INR), 9.15%, 08/06/2024	100,000,000	1,712,245
State Bank of India (USD), 3.62%, 04/17/2019 (a)	400,000	415,495

		17,852,060

Diversified Financial Services (2.8%)
Indian Railway Finance Corp. Ltd. (USD), 3.92%, 02/26/2019 (a)	794,000	832,708
Power Finance Corp. Ltd.
Series 121B (INR), 8.96%, 10/21/2019	200,000,000	3,291,925
Series 118B (INR), 9.39%, 08/27/2024	160,000,000	2,743,388

		6,868,021

Diversified Telecommunication Services (0.3%)
Bharti Airtel International Netherlands BV (USD), 5.13%, 03/11/2023 (a)	777,000	858,274

Iron/Steel (0.3%)
ABJA Investment Co. Pte Ltd. (USD), 5.95%, 07/31/2024 (a)	700,000	713,125

Oil, Gas & Consumable Fuels (0.5%)
ONGC Videsh Ltd. (USD), 3.25%, 07/15/2019 (a)	1,227,000	1,246,363

		27,537,843

INDONESIA (1.7%)
Commercial Banks (1.0%)
Bank OCBC Nisp Tbk PT, Series OB (IDR), 6.90%, 02/19/2015	32,000,000,000	2,516,045

Electric Utilities (0.6%)
Majapahit Holding BV (USD), 7.88%, 06/29/2037 (a)	1,200,000	1,495,500

Real Estate (0.1%)
Jababeka International BV (USD), 7.50%, 09/24/2019 (a)	200,000	197,291

		4,208,836

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Asia Bond Fund

MALAYSIA (2.0%)
Commercial Banks (1.5%)
AmBank M Bhd (MYR), MTN, 4.95%, 03/25/2015	$5,000,000	$1,379,967
AMBB Capital (L) Ltd. (USD), 6.77%, 01/27/2016 (b)(c)	1,000,000	1,001,670
Public Bank Bhd (USD), 6.84%, 08/22/2036 (b)	400,000	404,099
SBB Capital Corp. (USD), 6.62%, 11/02/2015 (a)(b)(c)	1,000,000	1,005,022

		3,790,758

Oil, Gas & Consumable Fuels (0.5%)
PETRONAS Capital Ltd. (USD), 7.88%, 05/22/2022 (a)	922,000	1,201,296

		4,992,054

PHILIPPINES (0.4%)
Diversified Telecommunication Services (0.4%)
Philippine Long Distance Telephone Co. (USD), EMTN, 8.35%, 03/06/2017	800,000	900,000

REPUBLIC OF SOUTH KOREA (3.5%)
Commercial Banks (1.8%)
Busan Bank (USD), GMTN, 4.13%, 02/09/2017 (a)	1,300,000	1,359,901
Korea Exchange Bank (USD), 2.50%, 06/12/2019 (a)	338,000	341,935
Shinhan Bank
(USD), 1.88%, 07/30/2018 (a)	600,000	595,717
(USD), 5.66%, 03/02/2035 (a)(b)	1,300,000	1,293,500
Woori Bank (USD), 4.75%, 04/30/2024 (a)	676,000	730,557

		4,321,610

Electric Utilities (1.3%)
Korea Hydro & Nuclear Power Co. Ltd. (USD), 3.00%, 09/19/2022 (a)	2,000,000	2,050,646
Korea South-East Power Co. Ltd.
(USD), 6.00%, 05/25/2016 (a)	700,000	742,167
(USD), EMTN, 3.63%, 01/29/2017 (a)	450,000	466,170

		3,258,983

Gas Utilities (0.4%)
Korea Gas Corp.
(USD), 2.25%, 07/25/2017 (a)	200,000	202,468
(USD), 2.88%, 07/29/2018 (a)	200,000	204,241
(USD), 3.50%, 07/02/2026 (a)	617,000	655,234

		1,061,943

		8,642,536

SINGAPORE (2.1%)
Commercial Banks (1.2%)
Oversea-Chinese Banking Corp. Ltd.
(USD), EMTN, 3.75%, 11/15/2022 (a)(b)	50,000	51,797
(USD), 3.15%, 03/11/2023 (a)(b)	1,300,000	1,325,052
United Overseas Bank Ltd.
(USD), EMTN, 2.88%, 10/17/2022 (a)(b)	1,300,000	1,318,577
(USD), EMTN, 3.75%, 09/19/2024 (a)(b)	353,000	365,673

		3,061,099

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Asia Bond Fund

Real Estate (0.6%)
CapitaMalls Asia Treasury Ltd. (SGD), EMTN, 3.95%, 08/24/2017	$1,750,000	$1,356,482

		5,130,706

SRI LANKA (0.2%)
Commercial Banks (0.2%)
Bank of Ceylon (USD), 5.33%, 04/16/2018 (a)	400,000	399,000

THAILAND (2.1%)
Chemicals (0.4%)
PTT Global Chemical PCL (USD), 4.25%, 09/19/2022 (a)	829,000	852,301

Commercial Banks (1.4%)
Bangkok Bank PCL
(USD), MTN, 5.00%, 10/03/2023 (a)	400,000	457,319
(USD), 9.03%, 03/15/2029 (a)	50,000	69,896
Krung Thai Bank PCL (USD), EMTN, 5.20%, 12/26/2024 (a)(b)	1,773,000	1,840,615
Siam Commercial Bank PCL (USD), 3.50%, 04/07/2019 (a)	1,032,000	1,070,175

		3,438,005

Oil, Gas & Consumable Fuels (0.3%)
PTTEP Canada International Finance Ltd. (USD), 5.69%, 04/05/2021 (a)	700,000	789,441

		5,079,747

Total Corporate Bonds		83,076,733

GOVERNMENT BONDS (43.9%)
CHINA (7.6%)
Agriculture Development Bank of China Co., Ltd. (CNH), 3.08%, 01/16/2016	5,000,000	788,010
China Development Bank
(CNY), 5.80%, 01/03/2016	10,000,000	1,642,825
(CNH), 3.35%, 03/20/2017	26,000,000	4,085,819
China Government Bond
Series 1317 (CNY), 3.77%, 08/15/2016 (d)	1,000,000	161,268
Series 1216 (CNY), 3.25%, 09/06/2019 (d)	1,000,000	158,987
Series 1019 (CNY), 3.41%, 06/24/2020 (d)	20,000,000	3,194,139
Series 1124 (CNY), 3.57%, 11/17/2021 (d)	22,000,000	3,535,753
Series 1318 (CNY), 4.08%, 08/22/2023 (d)	10,000,000	1,664,081
Series 1421 (CNY), 4.13%, 09/18/2024 (d)	20,000,000	3,362,014

		18,592,896

INDIA (0.7%)
India Government Bond
(INR), 7.28%, 06/03/2019	80,000,000	1,273,440
(INR), 8.12%, 12/10/2020	25,000,000	411,399

		1,684,839

INDONESIA (12.4%)
Indonesia Government Bond, Perusahaan Penerbit SBSN (USD), 4.35%, 09/10/2024 (a)	312,000	318,630
Indonesia Government Bonds, Barclays Bank PLC Credit-Linked Notes (IDR), EMTN, 9.50%, 06/17/2015	41,000,000,000	3,268,995

Indonesia Government International Bond
(USD), 5.88%, 03/13/2020 (a)	1,200,000	1,353,000
(USD), EMTN, 3.38%, 04/15/2023 (a)	1,006,000	984,623
(USD), 5.25%, 01/17/2042 (a)	1,000,000	1,062,500
(USD), EMTN, 4.63%, 04/15/2043 (a)	1,800,000	1,768,500

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Asia Bond Fund

Indonesia Treasury Bond
Series FR69 (IDR), 7.88%, 04/15/2019	$30,000,000,000	$2,457,075
Series FR54 (IDR), 9.50%, 07/15/2031	9,000,000,000	852,575
Series FR58 (IDR), 8.25%, 06/15/2032	24,800,000,000	2,111,451
Series FR68 (IDR), 8.38%, 03/15/2034	188,485,000,000	16,263,350

		30,440,699

MALAYSIA (6.7%)
Malaysia Government Bond
Series 0114 (MYR), 4.18%, 07/15/2024	25,000,000	7,082,511
Series 0310 (MYR), 4.50%, 04/15/2030	23,600,000	6,778,137
Malaysia Government Investment Issue
Series 913 (MYR), 4.94%, 12/06/2028	8,889,000	2,592,129

		16,452,777

PHILIPPINES (3.3%)
Philippine Government International Bond
Series 1059 (PHP), 4.13%, 08/20/2024	295,000,000	7,131,543
(USD), 10.63%, 03/16/2025	516,000	846,240

		7,977,783

REPUBLIC OF SOUTH KOREA (8.2%)
Korea Treasury Bond
Series 1506 (KRW), 3.25%, 06/10/2015	1,400,000,000	1,285,703
Series 1809 (KRW), 3.25%, 09/10/2018	3,600,000,000	3,432,239
Series 2106 (KRW), 1.50%, 06/10/2021 (e)	2,424,062,000	2,252,547
Series 2206 (KRW), 3.75%, 06/10/2022	900,000,000	911,480
Series 2303 (KRW), 3.00%, 03/10/2023	5,600,000,000	5,427,863
Series 2309 (KRW), 3.38%, 09/10/2023	1,700,000,000	1,695,923
Series 2403 (KRW), 3.50%, 03/10/2024	5,000,000,000	5,053,031

		20,058,786

SRI LANKA (1.5%)
Sri Lanka Government Bonds
Series A (LKR), 8.50%, 11/01/2015	180,000,000	1,385,856
Series B (LKR), 8.50%, 07/15/2018	273,000,000	2,182,037
Series A (LKR), 8.00%, 11/15/2018	24,000,000	186,283

		3,754,176

THAILAND (3.5%)
Thailand Government Bond
Series ILB (THB), 1.20%, 07/14/2021 (a)(e)	294,725,440	8,500,006
(THB), 3.63%, 06/16/2023	5,000,000	165,028

		8,665,034

Total Government Bonds		107,626,990

GOVERNMENT AGENCIES (14.3%)
CHINA (3.4%)
China Railway Resources Huitung Ltd. (USD), 3.85%, 02/05/2023 (a)	1,101,000	1,130,795
CNOOC Finance 2012 Ltd. (USD), 3.88%, 05/02/2022 (a)	1,230,000	1,281,011
CNOOC Finance 2013 Ltd. (USD), 3.00%, 05/09/2023	689,000	674,242
CRCC Yuxiang Ltd. (USD), 3.50%, 05/16/2023 (a)	652,000	651,923
Export-Import Bank of China
(CNH), 3.25%, 01/17/2021	4,000,000	628,710
(USD), 3.63%, 07/31/2024 (a)	469,000	496,515
Sinopec Capital 2013 Ltd. (USD), 3.13%, 04/24/2023 (a)	1,600,000	1,574,123
Sinopec Group Overseas Development 2012 Ltd. (USD), 4.88%, 05/17/2042 (a)	200,000	227,456
Sinopec Group Overseas Development 2013 Ltd. (USD), 4.38%, 10/17/2023 (a)	400,000	433,556
Sinopec Group Overseas Development 2014 Ltd. (USD), 4.38%, 04/10/2024 (a)	1,027,000	1,118,097

		8,216,428

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Asia Bond Fund

HONG KONG (0.3%)
CNPC General Capital Ltd.
(USD), 2.75%, 05/14/2019 (a)	$200,000	$199,914
(USD), 3.40%, 04/16/2023 (a)	518,000	515,370

		715,284

INDIA (3.9%)
NTPC Ltd. (USD), EMTN, 5.63%, 07/14/2021 (a)	1,716,000	1,923,948
Power Grid Corp. of India Ltd., Series 37B (INR), 9.25%, 12/26/2016	216,250,000	3,542,820
Rural Electrification Corp. Ltd., Series 103 (INR), 9.35%, 10/19/2016	258,000,000	4,210,464

		9,677,232

INDONESIA (0.9%)
Pertamina Persero PT
MTN (USD), 4.30%, 05/20/2023 (a)	900,000	893,250
(USD), 6.00%, 05/03/2042 (a)	200,000	204,500
Perusahaan Listrik Negara PT
(USD), 5.25%, 10/24/2042 (a)	731,000	692,622
(USD), EMTN, 5.25%, 10/24/2042 (a)	400,000	379,000

		2,169,372

MALAYSIA (0.6%)
Bank Pembangunan Malaysia Bhd MTN (MYR), 4.15%, 04/10/2015 (f)	5,000,000	1,378,966

PHILIPPINES (1.0%)
Power Sector Assets & Liabilities Management Corp.
(USD), 7.25%, 05/27/2019 (a)(f)	312,000	373,230
(USD), 7.39%, 12/02/2024 (a)(f)	1,617,000	2,156,674

		2,529,904

REPUBLIC OF SOUTH KOREA (1.9%)
Export-Import Bank of Korea (USD), 4.00%, 01/11/2017	50,000	52,551
Korea Expressway Corp.
(USD), EMTN, 4.50%, 03/23/2015 (a)	1,350,000	1,356,664
(USD), 1.88%, 10/22/2017 (a)	250,000	250,240
Korea Land & Housing Corp. (USD), 1.88%, 08/02/2017 (a)	500,000	501,660
Korea Monetary Stabilization Bond, Series 1506 (KRW), 2.76%, 06/02/2015	2,000,000,000	1,833,422
Minera y Metalergica del Boleo SA de CV (USD), 2.88%, 05/07/2019 (a)	561,000	577,945

		4,572,482

SINGAPORE (2.4%)
Housing & Development Board
(SGD), MTN, 2.02%, 02/22/2016	3,000,000	2,235,395
(SGD), MTN, 1.83%, 11/21/2018 (a)	2,750,000	2,027,543
(SGD), MTN, 3.14%, 03/18/2021	2,000,000	1,545,553

		5,808,491

Total Government Agencies		35,068,159

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Asia Bond Fund

REPURCHASE AGREEMENT (5.5%)
UNITED STATES (5.5%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 01/30/2015, due 02/02/2015, repurchase price $13,474,000 collateralized by U.S. Treasury Bonds, maturing 11/15/2041 - 02/15/2042; total market value of $13,745,939	$13,474,000	$13,474,000

Total Repurchase Agreement		13,474,000

Total Investments (Cost $242,191,303) (g)—97.5%		239,245,882

Other assets in excess of liabilities—2.5%		6,223,791

Net Assets—100.0%		$245,469,673

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2015.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	China A shares. These shares are issued in local currency, traded in the local stock markets and are held through a qualified foreign institutional investor license.
(e)	Inflation linked security.
(f)	This security is government guaranteed.
(g)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
EMTN	Euro Medium Term Note
EUR	Euro Currency
GMTN	Global Medium Term Note
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lanka Rupee
MTN	Medium Term Note
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar

At January 31, 2015, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note 6%-2 year	UBS	8	03/31/2015	$6,231
United States Treasury Note 6%-5 year	UBS	4	03/31/2015	9,044
United States Treasury Note 6%-10 year	UBS	(397)	03/20/2015	(1,732,153)
United States Treasury Note 6%-30 year	UBS	12	03/20/2015	115,848

				$(1,601,030)

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Asia Bond Fund

At January 31, 2015, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Chinese Yuan Renminbi/United States Dollar
03/10/2015	Credit Suisse	CNY	43,491,000	USD	7,000,000	$6,929,508	$(70,492)
03/10/2015	Deutsche Bank	CNY	112,538,500	USD	18,200,000	17,930,984	(269,016)
07/14/2015	UBS	CNY	55,300,150	USD	8,900,000	8,720,441	(179,559)
Chinese Yuan Renminbi Offshore/United States Dollar
07/14/2015	Goldman Sachs	CNH	42,364,000	USD	6,800,000	6,625,948	(174,052)
07/14/2015	State Street	CNH	51,070,500	USD	8,100,000	7,987,689	(112,311)
Indonesian Rupiah/United States Dollar
02/13/2015	UBS	IDR	87,453,200,000	USD	7,030,000	6,892,669	(137,331)
Malaysian Ringgit/United States Dollar
03/18/2015	Deutsche Bank	MYR	50,098,950	USD	14,500,000	13,760,943	(739,057)
Philippine Peso/United States Dollar
02/10/2015	Standard Chartered Bank	PHP	507,953,280	USD	11,380,000	11,516,163	136,163
Singapore Dollar/United States Dollar
03/13/2015	Goldman Sachs	SGD	27,265,364	USD	20,795,000	20,141,539	(653,461)
South Korean Won/United States Dollar
03/05/2015	Royal Bank of Canada	KRW	2,818,660,000	USD	2,600,000	2,576,779	(23,221)
03/05/2015	State Street	KRW	23,490,600,000	USD	21,000,000	21,474,777	474,777
03/05/2015	UBS	KRW	12,867,810,000	USD	11,800,000	11,763,571	(36,429)
Thai Baht/United States Dollar
02/12/2015	BNP Paribas	THB	19,830,000	USD	600,000	605,599	5,599
02/12/2015	Goldman Sachs	THB	20,034,000	USD	600,000	611,829	11,829
02/12/2015	State Street	THB	163,525,000	USD	5,000,000	4,993,974	(6,026)
02/12/2015	UBS	THB	245,805,200	USD	7,420,000	7,506,771	86,771

						$150,039,184	$(1,685,816)

Sale Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Chinese Yuan Renminbi
03/10/2015	Credit Suisse	USD	410,000	CNY	2,565,370	$408,746	$1,254
03/10/2015	Goldman Sachs	USD	2,100,000	CNY	13,074,600	2,083,202	16,798
03/10/2015	Standard Chartered Bank	USD	17,400,000	CNY	107,405,100	17,113,069	286,931
07/14/2015	Deutsche Bank	USD	8,800,000	CNY	55,008,800	8,674,497	125,503
United States Dollar/Chinese Yuan Renminbi Offshore
07/14/2015	State Street	USD	13,100,000	CNH	81,862,520	12,803,719	296,281
United States Dollar/Euro
07/16/2015	Goldman Sachs	USD	7,200,000	EUR	6,105,860	6,911,469	288,531
07/16/2015	Royal Bank of Canada	USD	5,100,000	EUR	4,371,750	4,948,559	151,441
United States Dollar/Indonesian Rupiah
04/13/2015	Credit Suisse	USD	5,400,000	IDR	70,308,000,000	5,486,169	(86,169)

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2015 (Unaudited)

Aberdeen Asia Bond Fund

United States Dollar/Japanese Yen
05/14/2015	Deutsche Bank	USD	12,000,000	JPY	1,409,040,000	$12,013,744	$(13,744)
United States Dollar/Malaysian Ringgit
03/18/2015	BNP Paribas	USD	800,000	MYR	2,818,400	774,145	25,855
03/18/2015	Deutsche Bank	USD	7,200,000	MYR	25,840,800	7,097,829	102,171
03/18/2015	Goldman Sachs	USD	8,300,000	MYR	29,979,600	8,234,655	65,345
03/18/2015	State Street	USD	800,000	MYR	2,820,800	774,804	25,196
United States Dollar/Philippine Peso
02/10/2015	Standard Chartered Bank	USD	2,850,000	PHP	128,682,850	2,917,459	(67,459)
02/10/2015	State Street	USD	7,200,000	PHP	324,360,000	7,353,792	(153,792)
United States Dollar/Singapore Dollar
03/13/2015	UBS	USD	2,900,000	SGD	3,867,249	2,856,824	43,176
United States Dollar/South Korean Won
03/05/2015	State Street	USD	6,410,000	KRW	7,158,418,000	6,544,125	(134,125)
03/05/2015	UBS	USD	1,300,000	KRW	1,455,220,000	1,330,342	(30,342)
United States Dollar/Thai Baht
02/12/2015	Goldman Sachs	USD	600,000	THB	19,881,000	607,156	(7,156)
02/12/2015	UBS	USD	4,810,000	THB	159,018,600	4,856,351	(46,351)

						$113,790,656	$889,344

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen Core Fixed Income Fund

	Shares or Principal Amount	Value (US$)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (4.6%)
UNITED STATES (4.6%)
BCAP LLC Trust, Series 2009-RR6, Class 3A1 (USD), 2.80%, 12/26/2037 (a)(b)	$50,480	$50,528
Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 7A1 (USD), 0.52%, 07/25/2036 (a)(b)	29,462	28,561
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 6A1 (USD), 6.00%, 05/27/2037 (a)	29,755	29,919
Series 2009-3R, Class 28A1 (USD), 2.58%, 08/27/2037 (a)(b)	116	117
Federal National Mortgage Association
Series 2013-117, Class V (USD), 3.50%, 11/25/2026	36,881	39,781
Series 2013-31, Class ET (USD), 4.00%, 01/25/2033	16,900	18,726
Series 2013-17, Class YM (USD), 4.00%, 03/25/2033	26,919	29,782
Series 2013-43, Class MB (USD), 3.50%, 05/25/2033	22,441	24,176
Series 2012-120, Class PA (USD), 3.50%, 10/25/2042	63,405	68,141
Series 2014-29, Class PA, CMO (USD), 3.75%, 01/25/2044	54,582	58,895
JP Morgan Re-Remic
Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/2037 (a)(b)	46,733	47,849
Series 2009-7, Class 13A1 (USD), 2.41%, 06/27/2037 (a)(b)	18,253	18,252

		414,727

Total Residential Mortgage-Backed Securities		414,727

CORPORATE BONDS (1.5%)
UNITED KINGDOM (1.3%)
Electric Utilities (1.3%)
PPL UK Distribution Holdings Ltd. (USD), 7.25%, 12/15/2017 (a)	100,000	114,840

UNITED STATES (0.2%)
Diversified Financial Services (0.2%)
Utility Contract Funding LLC (USD), 7.94%, 10/01/2016 (a)	20,624	21,740

Total Corporate Bonds		136,580

U.S. TREASURIES (93.1%)
UNITED STATES (93.1%)
U.S. Treasury Bonds (USD), 3.13%, 08/15/2044	734,000	871,052
U.S. Treasury Notes
(USD), 2.13%, 05/31/2015	5,000	5,033
(USD), 0.38%, 08/31/2015	2,150,000	2,153,276
(USD), 0.50%, 11/30/2016	865,000	866,284
(USD), 0.88%, 01/15/2018	754,000	756,356
(USD), 1.50%, 11/30/2019	1,871,000	1,899,211
(USD), 1.88%, 11/30/2021	1,033,000	1,059,390
(USD), 2.25%, 11/15/2024	745,000	783,181

		8,393,783

Total U.S. Treasuries		8,393,783

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2015 (Unaudited)

Aberdeen Core Fixed Income Fund

REPURCHASE AGREEMENT (6.1%)
UNITED STATES (6.1%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 01/30/2015, due 02/02/2015, repurchase price $549,000, collateralized by U.S. Treasury Bond, maturing 08/15/2041; market value of $562,063	$549,000	$549,000

Total Repurchase Agreement		549,000

Total Investments (Cost $9,397,342) (c)—105.3%		9,494,090

Liabilities in excess of other assets—(5.3)%		(477,026)

Net Assets—100.0%		$9,017,064

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2015.
(c)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

USD	U.S. Dollar

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (17.1%)
BRAZIL (3.1%)
Commercial Banks (0.5%)
Banco do Brasil SA (BRL), 9.75%, 07/18/2017 (a)	$420,000	$148,309

Engineering & Construction (1.2%)
OAS Investments GmbH (USD), 8.25%, 10/19/2019 (a)	200,000	25,000
Odebrecht Finance Ltd.
(USD), 7.50%, 09/14/2015 (a)(b)	240,000	181,200
(USD), 7.13%, 06/26/2042 (a)	200,000	146,500

		352,700

Oil, Gas & Consumable Fuels (1.4%)
Petrobras International Finance Co. SA
(USD), 7.88%, 03/15/2019	194,000	192,607
(USD), 5.75%, 01/20/2020	17,000	15,765
(USD), 6.88%, 01/20/2040	260,000	218,400

		426,772

		927,781

CHILE (1.3%)
Oil, Gas & Consumable Fuels (0.7%)
Empresa Nacional del Petroleo (USD), 4.38%, 10/30/2024 (a)	200,000	199,682

Retail (0.6%)
SACI Falabella (USD), 3.75%, 04/30/2023 (a)	200,000	196,197

		395,879

CHINA (1.8%)
Commercial Banks (1.0%)
Export Import Bank of China (CNH), 3.00%, 05/14/2016	2,000,000	314,764

Holding Companies-Diversified Operations (0.4%)
Sinochem Overseas Capital Co. Ltd. (USD), 4.50%, 11/12/2020 (a)	100,000	106,336

Real Estate Management & Development (0.4%)
China Overseas Finance Cayman Island II Ltd. (USD), 5.50%, 11/10/2020 (a)	100,000	109,213

		530,313

COLOMBIA (0.7%)
Oil, Gas & Consumable Fuels (0.7%)
Ecopetrol SA (USD), 7.38%, 09/18/2043	20,000	22,150
Pacific Rubiales Energy Corp. (USD), 5.38%, 01/26/2019 (a)	270,000	177,525

		199,675

INDIA (1.8%)
Commercial Banks (1.1%)
State Bank of India (USD), 3.25%, 04/18/2018 (a)	310,000	317,293

Diversified Telecommunication Services (0.7%)
Bharti Airtel International Netherlands BV (USD), 5.13%, 03/11/2023 (a)	200,000	220,920

		538,213

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Emerging Markets Debt Fund

KAZAKHSTAN (1.1%)
Oil, Gas & Consumable Fuels (1.1%)
KazMunayGas National Co. JSC (USD), 6.00%, 11/07/2044 (a)	$420,000	$342,384

MEXICO (3.0%)
Commercial Banks (0.6%)
BBVA Bancomer SA (USD), 6.75%, 09/30/2022 (a)	150,000	169,557

Holding Companies-Diversified Operations (1.4%)
Alfa SAB de CV
(USD), 5.25%, 03/25/2024 (a)	200,000	207,900
(USD), 6.88%, 03/25/2044 (a)	200,000	213,000

		420,900

Oil, Gas & Consumable Fuels (1.0%)
Petroleos Mexicanos (USD), 5.63%, 01/23/2046 (a)	300,000	306,690

		897,147

RUSSIA (1.4%)
Commercial Banks (0.3%)
Alfa Bank OJSC Via Alfa Bond Issuance PLC (USD), 7.88%, 09/25/2017 (a)	100,000	94,956

Diversified Telecommunication Services (0.6%)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (USD), 7.75%, 02/02/2021 (a)	200,000	170,000

Oil & Gas Services (0.5%)
EDC Finance Ltd. (USD), 4.88%, 04/17/2020 (a)	200,000	157,000

		421,956

SOUTH AFRICA (0.7%)
Diversified Telecommunication Services (0.7%)
MTN Mauritius Investments Ltd. (USD), 4.76%, 11/11/2024 (a)	200,000	202,000

SUPRANATIONAL (0.7%)
Commercial Banks (0.7%)
African Export-Import Bank (USD), EMTN, 5.75%, 07/27/2016 (a)	200,000	207,665

TURKEY (0.9%)
Commercial Banks (0.9%)
Turkiye Garanti Bankasi AS (USD), 5.25%, 09/13/2022 (a)	250,000	260,102

UNITED ARAB EMIRATES (0.6%)
Commercial Services & Supplies (0.6%)
DP World Ltd. (USD), MTN, 6.85%, 07/02/2037 (a)	170,000	198,091

Total Corporate Bonds		5,121,206

GOVERNMENT BONDS (73.6%)
ARGENTINA (2.7%)
Argentina Bonar Bonds
Series X (USD), 7.00%, 04/17/2017	680,000	641,068
(USD), 8.75%, 05/07/2024	165,000	161,222

		802,290

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Emerging Markets Debt Fund

ARMENIA (1.6%)
Republic of Armenia (USD), 6.00%, 09/30/2020 (a)	$490,000	$474,075

BELARUS (0.8%)
Republic of Belarus (USD), 8.95%, 01/26/2018 (a)	290,000	229,100

BRAZIL (8.4%)
Brazil Notas do Tesouro Nacional
Series F (BRL), 10.00%, 01/01/2017	1,700,000	608,646
Series B (BRL), 6.00%, 08/15/2020 (c)	760,000	724,067
Series F (BRL), 10.00%, 01/01/2021	710,000	243,673
Series F (BRL), 10.00%, 01/01/2023	600,000	202,794
Series F (BRL), 10.00%, 01/01/2025	750,000	250,359
Brazilian Government International Bond
(USD), 4.88%, 01/22/2021	140,000	148,050
(USD), 7.13%, 01/20/2037	256,000	320,000

		2,497,589

CROATIA (1.5%)
Croatia Government International Bond (USD), 6.63%, 07/14/2020 (a)	420,000	462,790

DOMINICAN REPUBLIC (3.9%)
Dominican Republic International Bond
(USD), 7.50%, 05/06/2021 (a)	270,000	303,075
(USD), 7.45%, 04/30/2044 (a)	520,000	572,000
(USD), 6.85%, 01/27/2045 (a)	300,000	303,000

		1,178,075

EL SALVADOR (1.4%)
El Salvador Government International Bond
(USD), 5.88%, 01/30/2025 (a)	140,000	139,650
(USD), 6.38%, 01/18/2027 (a)	280,000	287,000

		426,650

ETHIOPIA (0.7%)
Federal Democratic Republic of Ethiopia (USD), 6.63%, 12/11/2024 (a)	200,000	196,000

GEORGIA (1.5%)
Georgia Government International Bond (USD), 6.88%, 04/12/2021 (a)	400,000	435,000

GHANA (1.7%)
Republic of Ghana (USD), 8.13%, 01/18/2026 (a)	600,000	519,000

GUATEMALA (1.0%)
Guatemala Government Bond (USD), 5.75%, 06/06/2022 (a)	260,000	289,900

HONDURAS (1.7%)
Honduras Government International Bond (USD), 7.50%, 03/15/2024 (a)	490,000	514,500

INDONESIA (4.9%)
Indonesia Government International Bond
(USD), 6.88%, 01/17/2018 (a)	100,000	113,125
(USD), 5.88%, 03/13/2020 (a)	400,000	451,000
Indonesia Treasury Bond
Series FR71 (IDR), 9.00%, 03/15/2029	3,619,000,000	329,974
Series FR68 (IDR), 8.38%, 03/15/2034	6,512,000,000	561,885

		1,455,984

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Emerging Markets Debt Fund

IRAQ (1.6%)
Republic of Iraq (USD), 5.80%, 01/15/2028 (a)	$580,000	$463,195

IVORY COAST (1.4%)
Ivory Coast Government International Bond (USD), 5.75%, 12/31/2032 (a)(d)	440,000	413,688

MEXICO (6.9%)
Mexican Bonos
Series M10 (MXN), 8.50%, 12/13/2018	3,490,000	266,323
Series M (MXN), 8.00%, 06/11/2020	5,220,000	401,662
Series M (MXN), 7.75%, 11/13/2042	4,040,000	336,750
Mexican Udibonos, Series S (MXN), 4.50%, 11/22/2035 (c)	2,145,801	178,731
Mexico Government International Bond
(USD), 4.00%, 10/02/2023	136,000	143,820
(USD), 6.05%, 01/11/2040	580,000	740,950

		2,068,236

MONGOLIA (2.1%)
Development Bank of Mongolia LLC (USD), MTN, 5.75%, 03/21/2017 (a)	210,000	198,712
Mongolia Government International Bond
(USD), 4.13%, 01/05/2018 (a)	200,000	181,000
(USD), EMTN, 5.13%, 12/05/2022 (a)	290,000	240,700

		620,412

MOZAMBIQUE (1.0%)
Mozambique EMATUM Finance 2020 BV (USD), 6.31%, 09/11/2020 (a)	310,000	287,525

PARAGUAY (1.1%)
Republic of Paraguay (USD), 6.10%, 08/11/2044 (a)	300,000	329,625

PERU (2.8%)
Peru Government Bond (PEN), 7.84%, 08/12/2020	350,000	132,155
Peruvian Government International Bond
(PEN), 7.84%, 08/12/2020 (a)	730,000	275,637
(PEN), 6.95%, 08/12/2031 (a)	828,000	306,808
(PEN), 6.90%, 08/12/2037 (a)	360,000	131,600

		846,200

QATAR (1.0%)
Qatar Government International Bond (USD), 6.40%, 01/20/2040 (a)	230,000	312,800

ROMANIA (3.5%)
Romanian Government International Bond
(USD), EMTN, 6.75%, 02/07/2022 (a)	690,000	846,630
(USD), 6.13%, 01/22/2044 (a)	140,000	186,725

		1,033,355

RUSSIA (3.4%)
Russian Federal Bond - OFZ, Series 6212 (RUB), 7.05%, 01/19/2028	24,640,000	224,243
Russian Foreign Bond - Eurobond
(USD), 4.88%, 09/16/2023 (a)	600,000	505,800
(USD), 7.50%, 03/31/2030 (a)(d)	294,750	296,400

		1,026,443

RWANDA (0.8%)
Rwanda International Government Bond (USD), 6.63%, 05/02/2023 (a)	250,000	250,000

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Emerging Markets Debt Fund

SENEGAL (1.0%)
Senegal Government International Bond (USD), 8.75%, 05/13/2021 (a)	$270,000	$306,450

SERBIA (1.5%)
Republic of Serbia
(USD), 5.25%, 11/21/2017 (a)	200,000	207,050
(USD), 7.25%, 09/28/2021 (a)	220,000	251,799

		458,849

SOUTH AFRICA (3.7%)
South Africa Government Bond
Series 204 (ZAR), 8.00%, 12/21/2018	3,960,000	358,890
Series 2030 (ZAR), 8.00%, 01/31/2030	4,440,000	400,164
South Africa Government International Bond (USD), 5.88%, 05/30/2022	300,000	343,050

		1,102,104

TANZANIA (1.1%)
Tanzania Government International Bond (USD), 6.33%, 03/09/2020 (a)(d)	340,000	343,400

TUNISIA (1.0%)
Banque Centrale de Tunisie SA (USD), 5.75%, 01/30/2025 (a)	300,000	304,500

TURKEY (1.9%)
Turkey Government International Bond (USD), 6.25%, 09/26/2022	480,000	557,889

UNITED ARAB EMIRATES (1.7%)
Emirate of Dubai Government International Bonds (USD), EMTN, 7.75%, 10/05/2020 (a)	400,000	498,500

URUGUAY (1.9%)
Uruguay Government International Bond
(UYU), 5.00%, 09/14/2018 (c)	4,085,499	171,551
(UYU), 4.25%, 04/05/2027 (c)	9,571,199	396,869

		568,420

VENEZUELA (1.6%)
Venezuela Government International Bond
(USD), 12.75%, 08/23/2022 (a)	1,150,000	431,250
(USD), 11.75%, 10/21/2026 (a)	30,000	10,725
(USD), 11.95%, 08/05/2031 (a)	85,000	30,812

		472,787

ZAMBIA (0.8%)
Zambia Government International Bond (USD), 8.50%, 04/14/2024 (a)	220,000	232,144

Total Government Bonds		21,977,475

GOVERNMENT AGENCIES (7.3%)
BRAZIL (1.3%)
Banco Nacional de Desenvolvimento Economico e Social
(USD), 6.50%, 06/10/2019 (a)	220,000	234,509
(USD), 5.50%, 07/12/2020 (a)	160,000	166,752

		401,261

INDONESIA (2.4%)
Pertamina Persero PT
(USD), 4.88%, 05/03/2022 (a)	220,000	227,326
(USD), 6.00%, 05/03/2042 (a)	490,000	501,025

		728,351

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Emerging Markets Debt Fund

KAZAKHSTAN (1.7%)
Kazakhstan Temir Zholy Finance BV (USD), 6.95%, 07/10/2042 (a)	$550,000	$499,318

MEXICO (1.2%)
Petroleos Mexicanos
(USD), 6.63%, 06/15/2038	170,000	190,230
(USD), 6.50%, 06/02/2041	110,000	123,079
(USD), 6.38%, 01/23/2045	50,000	55,695

		369,004

RUSSIA (0.3%)
Vnesheconombank Via VEB Finance PLC (USD), 6.90%, 07/09/2020 (a)	120,000	89,668

VENEZUELA (0.4%)
Petroleos de Venezuela SA (USD), 8.50%, 11/02/2017 (a)	180,000	102,870

Total Government Agencies		2,190,472

REPURCHASE AGREEMENT (1.0%)
UNITED STATES (1.0%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 01/30/2015, due 02/02/2015, repurchase price $295,000, collateralized by U.S. Treasury Bond, maturing 11/15/2041; total market value of $301,219	295,000	295,000

Total Repurchase Agreement		295,000

Total Investments (Cost $31,865,361) (e)—99.0%		29,584,153

Other assets in excess of liabilities—1.0%		299,880

Net Assets—100.0%		$29,884,033

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(c)	Inflation linked security.
(d)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2015.
(e)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ARS	Argentine Peso
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi Offshore
EMTN	Euro Medium Term Note
IDR	Indonesian Rupiah
INR	Indian Rupee
MTN	Medium Term Note
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
RUB	New Russian Ruble
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2015 (Unaudited)

Aberdeen Emerging Markets Debt Fund

At January 31, 2015, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Argentine Peso/United States Dollar
05/08/2015	Barclays Bank	ARS	1,272,000	USD	118,133	$137,731	$19,598
05/08/2015	Citibank	ARS	1,274,000	USD	124,414	137,948	13,534
Indian Rupee/United States Dollar
02/13/2015	Deutsche Bank	INR	56,641,000	USD	902,933	912,642	9,709
Indonesian Rupiah/United States Dollar
02/13/2015	Citibank	IDR	1,649,274,000	USD	132,365	129,988	(2,377)
Mexican Peso/United States Dollar
04/16/2015	Barclays Bank	MXN	4,691,000	USD	318,680	311,577	(7,103)
Philippine Peso/United States Dollar
02/13/2015	Deutsche Bank	PHP	27,448,000	USD	607,257	622,215	14,958

						$2,252,101	$48,319

Sale Contracts Settlement Date*	Counter party		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
02/13/2015	Citibank	USD	1,413,557	BRL	3,739,000	$1,389,612	$23,945
United States Dollar/Indonesian Rupiah
02/13/2015	Citibank	USD	96,789	IDR	1,233,664,000	97,232	(443)
02/13/2015	Deutsche Bank	USD	114,801	IDR	1,433,289,000	112,966	1,835
02/13/2015	Royal Bank of Canada	USD	199,270	IDR	2,455,016,000	193,493	5,777
United States Dollar/Peruvian Nouveau Sol
02/13/2015	UBS	USD	664,186	PEN	1,964,000	640,268	23,918
United States Dollar/Philippine Peso
02/13/2015	Citibank	USD	609,743	PHP	27,448,000	622,214	(12,471)
United States Dollar/South African Rand
04/16/2015	JPMorgan Chase	USD	679,171	ZAR	7,941,000	674,286	4,885

						$3,730,071	$47,446

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (10.9%)
BRAZIL (9.9%)
Commercial Banks (5.3%)
Banco do Brasil SA (BRL), 9.75%, 07/18/2017 (a)	$1,985,000	$700,936
Banco Votorantim SA (BRL), EMTN, 6.25%, 05/16/2016 (a)(b)	1,790,000	780,040

		1,480,976

Oil, Gas & Consumable Fuels (4.6%)
Petrobras Global Finance BV (USD), 1.85%, 05/20/2016 (c)	1,405,000	1,299,625

		2,780,601

MEXICO (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
Petroleos Mexicanos, Series 13-2 (MXN), 7.19%, 09/12/2024	4,330,000	297,535

Total Corporate Bonds		3,078,136

GOVERNMENT BONDS (78.3%)
BRAZIL (8.8%)
Brazil Notas do Tesouro Nacional
Series B (BRL), 6.00%, 08/15/2020 (b)	150,000	142,908
Series F (BRL), 10.00%, 01/01/2021	2,290,000	785,932
Series F (BRL), 10.00%, 01/01/2023	2,020,000	682,744
Series B (BRL), 6.00%, 08/15/2024 (b)	160,000	152,459
Series F (BRL), 10.00%, 01/01/2025	1,690,000	564,143
Series B (BRL), 6.00%, 08/15/2040 (b)	150,000	142,059

		2,470,245

COLOMBIA (4.6%)
Colombia Government International Bond
(COP), 7.75%, 04/14/2021	1,930,000,000	881,393
(COP), 4.38%, 03/21/2023	685,000,000	257,774
(COP), 9.85%, 06/28/2027	259,000,000	141,537

		1,280,704

HUNGARY (2.8%)
Hungary Government Bond
Series 16\C (HUF), 5.50%, 02/12/2016	125,200,000	473,787
Series 22\A (HUF), 7.00%, 06/24/2022	6,480,000	30,229
Series 25\B (HUF), 5.50%, 06/24/2025	63,010,000	283,948

		787,964

INDIA (2.3%)
India Government Bond (INR), 8.12%, 12/10/2020	39,600,000	651,656

INDONESIA (10.8%)
Indonesia Treasury Bond
Series FR69 (IDR), 7.88%, 04/15/2019	2,921,000,000	239,237
Series FR59 (IDR), 7.00%, 05/15/2027	12,041,000,000	938,661
Series FR71 (IDR), 9.00%, 03/15/2029	7,344,000,000	669,613
Series FR54 (IDR), 9.50%, 07/15/2031	5,056,000,000	478,958
Series FR68 (IDR), 8.38%, 03/15/2034	8,067,000,000	696,058

		3,022,527

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

MALAYSIA (4.6%)
Malaysia Government Bond
Series 0210 (MYR), 4.01%, 09/15/2017	$580,000	$161,678
Series 0112 (MYR), 3.42%, 08/15/2022	1,580,000	422,350
Series 0310 (MYR), 4.50%, 04/15/2030	1,850,000	531,337
Series 0413 (MYR), 3.84%, 04/15/2033	700,000	182,337

		1,297,702

MEXICO (8.9%)
Mexican Bonos
Series M10 (MXN), 8.50%, 12/13/2018	2,000,000	152,621
Series M (MXN), 8.00%, 06/11/2020	13,250,000	1,019,544
Series M (MXN), 6.50%, 06/10/2021	2,280,000	164,888
Series M30 (MXN), 8.50%, 11/18/2038	1,325,000	117,705
Series M (MXN), 7.75%, 11/13/2042	9,870,000	822,703
Mexican Udibonos, Series S (MXN), 4.50%, 11/22/2035 (b)	2,817,190	234,653

		2,512,114

PERU (3.5%)
Peruvian Government International Bond
(PEN), 5.20%, 09/12/2023 (a)	855,000	279,698
(PEN), 6.95%, 08/12/2031 (a)	1,885,000	698,469

		978,167

POLAND (2.5%)
Poland Government Bond
Series 1020 (PLN), 5.25%, 10/25/2020	700,000	224,699
Series 0429 (PLN), 5.75%, 04/25/2029	1,236,000	481,118

		705,817

ROMANIA (1.0%)
Romania Government Bond (RON), 5.95%, 06/11/2021	950,000	291,996

RUSSIA (2.6%)
Russian Federal Bond - OFZ
Series 5077 (RUB), 7.35%, 01/20/2016	14,100,000	192,226
Series 6211 (RUB), 7.00%, 01/25/2023	29,250,000	287,409
Series 6212 (RUB), 7.05%, 01/19/2028	28,390,000	258,372

		738,007

SOUTH AFRICA (11.4%)
South Africa Government Bond
Series R207 (ZAR), 7.25%, 01/15/2020	18,370,000	1,619,857
Series R186 (ZAR), 10.50%, 12/21/2026	2,650,000	289,345
Series 2030 (ZAR), 8.00%, 01/31/2030	8,850,000	797,625
Series R209 (ZAR), 6.25%, 03/31/2036	6,710,000	489,965

		3,196,792

THAILAND (3.4%)
Thailand Government Bond
(THB), 2.80%, 10/10/2017	15,248,000	473,235
Series ILB (THB), 1.20%, 07/14/2021 (a)(b)	16,171,345	466,388

		939,623

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

TURKEY (8.6%)
Turkey Government Bond
(TRY), 8.80%, 11/14/2018	$620,000	$269,665
(TRY), 9.50%, 01/12/2022	1,420,000	658,803
(TRY), 8.80%, 09/27/2023	200,000	90,545
(TRY), 10.40%, 03/20/2024	1,560,000	776,078
(TRY), 9.00%, 07/24/2024	1,350,000	625,250

		2,420,341

URUGUAY (2.5%)
Uruguay Government International Bond
(UYU), 5.00%, 09/14/2018 (b)	11,230,457	471,568
(UYU), 4.25%, 04/05/2027 (b)	5,760,711	238,868

		710,436

Total Government Bonds		22,004,091

GOVERNMENT AGENCIES (9.0%)
MALAYSIA (2.3%)
Cagamas MBS Bhd, Series 4 (MYR), 3.90%, 05/29/2017	2,300,000	632,109

MEXICO (1.9%)
Petroleos Mexicanos (MXN), 9.10%, 01/27/2020	7,090,000	544,776

RUSSIA (1.8%)
RZD Capital PLC (RUB), 8.30%, 04/02/2019 (a)	48,400,000	505,410

SOUTH AFRICA (1.6%)
Eskom Holdings SOC Ltd., Series 170 (ZAR), 13.50%, 08/01/2021	4,500,000	460,627

THAILAND (1.4%)
Bank of Thailand, Series 3YR (THB), 2.95%, 01/14/2016	12,700,000	391,486

Total Government Agencies		2,534,408

Total Investments (Cost $32,796,608) (d)—98.2%		27,616,635

Other assets in excess of liabilities—1.8%		495,118

Net Assets—100.0%		$28,111,753

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Inflation linked security.
(c)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2015.
(d)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
EMTN	Euro Medium Term Note
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

RON	Romanian Leu
RUB	New Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

At January 31, 2015, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Argentine Peso/United States Dollar
05/08/2015	Barclays Bank	ARS	1,189,000	USD	110,425	$128,745	$18,320
05/08/2015	Citibank	ARS	4,357,000	USD	411,738	471,775	60,037
Brazilian Real/United States Dollar
02/13/2015	Deutsche Bank	BRL	372,000	USD	143,907	138,255	(5,652)
Colombian Peso/United States Dollar
02/13/2015	Citibank	COP	748,111,000	USD	312,478	306,289	(6,189)
02/13/2015	Deutsche Bank	COP	217,316,000	USD	91,386	88,973	(2,413)
02/13/2015	Goldman Sachs	COP	1,070,157,000	USD	491,123	438,140	(52,983)
Indian Rupee/United States Dollar
02/13/2015	Deutsche Bank	INR	36,204,000	USD	577,140	583,346	6,206
Indonesian Rupiah/United States Dollar
02/13/2015	Deutsche Bank	IDR	1,246,712,000	USD	99,857	98,260	(1,597)
Malaysian Ringgit/United States Dollar
02/13/2015	JPMorgan Chase	MYR	1,843,000	USD	543,866	507,649	(36,217)
Mexican Peso/United States Dollar
04/16/2015	Barclays Bank	MXN	2,700,000	USD	183,720	179,335	(4,385)
04/16/2015	Goldman Sachs	MXN	11,766,000	USD	799,472	781,499	(17,973)
New Russian Ruble/United States Dollar
02/13/2015	Barclays Bank	RUB	3,899,000	USD	66,479	56,274	(10,205)
02/13/2015	UBS	RUB	6,497,000	USD	135,849	93,771	(42,078)
Philippine Peso/United States Dollar
02/13/2015	Deutsche Bank	PHP	31,227,000	USD	690,863	707,880	17,017
Polish Zloty/United States Dollar
04/16/2015	Deutsche Bank	PLN	7,718,000	USD	2,121,229	2,078,371	(42,858)
South African Rand/United States Dollar
04/16/2015	Citibank	ZAR	1,150,000	USD	99,499	97,649	(1,850)
04/16/2015	Goldman Sachs	ZAR	1,154,000	USD	99,518	97,987	(1,529)
Thai Baht/United States Dollar
04/16/2015	JPMorgan Chase	THB	7,396,000	USD	226,551	225,031	(1,520)
Turkish Lira/United States Dollar
04/16/2015	Royal Bank of Canada	TRY	842,000	USD	361,298	339,131	(22,167)

						$7,418,360	$(148,036)

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2015 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

Sale Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
02/13/2015	Citibank	USD	754,968	BRL	1,995,000	$741,449	$13,519
United States Dollar/Hungarian Forint
04/16/2015	Citibank	USD	53,997	HUF	14,807,000	53,732	265
04/16/2015	JPMorgan Chase	USD	739,711	HUF	200,115,000	726,178	13,533
United States Dollar/Indian Rupee
02/13/2015	Barclays Bank	USD	65,767	INR	4,069,000	65,563	204
02/13/2015	Goldman Sachs	USD	316,337	INR	19,730,000	317,904	(1,567)
United States Dollar/Indonesian Rupiah
02/13/2015	Citibank	USD	175,138	IDR	2,232,313,000	175,941	(803)
02/13/2015	Royal Bank of Canada	USD	21,367	IDR	263,243,000	20,748	619
United States Dollar/Mexican Peso
02/13/2015	Royal Bank of Canada	USD	162,959	MXN	2,228,000	148,550	14,409
04/16/2015	Citibank	USD	221,990	MXN	3,270,000	217,194	4,796
United States Dollar/New Russian Ruble
02/13/2015	Barclays Bank	USD	105,769	RUB	6,930,000	100,021	5,748
United States Dollar/Peruvian Nouveau Sol
02/13/2015	Deutsche Bank	USD	91,663	PEN	276,000	89,976	1,687
02/13/2015	UBS	USD	752,790	PEN	2,226,000	725,681	27,109
United States Dollar/Philippine Peso
02/13/2015	Barclays Bank	USD	289,446	PHP	12,775,000	289,594	(148)
02/13/2015	Citibank	USD	277,666	PHP	12,538,000	284,222	(6,556)
United States Dollar/Polish Zloty
04/16/2015	Citibank	USD	39,794	PLN	149,000	40,124	(330)
United States Dollar/South African Rand
04/16/2015	Barclays Bank	USD	852,745	ZAR	9,966,000	846,233	6,512
United States Dollar/Thai Baht
04/16/2015	Citibank	USD	1,235,338	THB	41,054,000	1,249,109	(13,771)
United States Dollar/Turkish Lira
04/16/2015	Barclays Bank	USD	226,478	TRY	540,000	217,495	8,983
04/16/2015	Goldman Sachs	USD	59,154	TRY	141,000	56,790	2,364

						$6,366,504	$76,573

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Schedule of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value (US$)
ASSET-BACKED SECURITIES (0.5%)
UNITED STATES (0.5%)
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (USD), 5.22%, 01/25/2042 (a)	$96,625	$101,734

Total Asset-Backed Securities		101,734

COMMERCIAL MORTGAGE-BACKED SECURITIES (3.8%)
UNITED STATES (3.8%)
Americold LLC Trust, Series 2010-ARTA, Class A2FL (USD), 2.50%, 01/14/2029 (a)(b)	93,200	91,928
Commercial Mortgage Pass Through Certificates
Series 2014-LC17, Class B (USD), 4.49%, 10/10/2047 (b)	20,000	21,862
Series 2014-CR20, Class AM (USD), 3.94%, 11/10/2047	39,000	41,860
Series 2007-C9, Class AMFL (USD), 0.81%, 12/10/2049 (a)(b)	10,000	9,860
Federal Home Loan Mortgage Association
Series 4363 (USD), 4.00%, 05/15/2033	53,540	57,969
Series 2014-81, Class DE (USD), 2.50%, 01/25/2034	49,326	50,745
Series 2014-26, Class KA (USD), 4.00%, 04/25/2039	47,225	51,007
Series 4405 (USD), 2.50%, 09/15/2039	48,776	50,238
Federal National Mortgage Association, Series 2013-110, Class QA (USD), 2.00%, 02/25/2037	52,164	52,941
FREMF Mortgage Trust, Series 2011-K10, Class B (USD), 4.62%, 11/25/2049 (a)(b)	50,000	54,890
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CIBC19 (USD), 5.70%, 02/12/2049 (b)	96,707	104,817
JP Morgan Mortgage Trust, Series 14-IVR3, Class 2A1 (USD), 3.00%, 09/25/2044 (a)(b)	89,109	90,118
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class AS (USD), 3.83%, 12/15/2047	32,000	34,104
Structured Asset Securities Corp., Series 2003-A40, Class 3A1 (USD), 2.38%, 01/25/2034 (b)	36,367	35,290
Wells Fargo Mortgage Backed Securities Trust, Series 2003-N, Class 1A1 (USD), 2.48%, 12/25/2033 (b)	15,249	15,191

		762,820

Total Commercial Mortgage-Backed Securities		762,820

RESIDENTIAL MORTGAGE-BACKED SECURITIES (8.0%)
UNITED STATES (8.0%)
BCAP LLC Trust
Series 2009-RR4, Class 3A1 (USD), 1.94%, 04/26/2037 (a)(b)	9,526	9,521
Series 2009-RR6, Class 3A1 (USD), 2.80%, 12/26/2037 (a)(b)	29,693	29,722
Series 2009-RR2, Class A1 (USD), 2.68%, 01/21/2038 (a)(b)	31,581	31,735
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 15A1 (USD), 6.00%, 05/27/2036 (a)	23,061	22,860
Series 2009-8R, Class 5A1 (USD), 6.37%, 05/26/2037 (a)(b)	25,247	25,976
Federal Home Loan Mortgage Corp.
Pool # G13774 (USD), 5.50%, 12/01/2020	17,011	18,134
Series 4301, Class U (USD), 3.50%, 07/15/2032	22,876	24,388
Pool # U89032 (USD), 3.00%, 07/01/2033	52,186	54,614
Series 3864, Class AB (USD), 4.00%, 06/15/2039	12,757	13,558
Series 4323, Class CA (USD), 4.00%, 03/15/2040	28,471	30,752
Series 4229, Class MA (USD), 3.50%, 05/15/2041	35,713	38,517
Series 4268, Class BP (USD), 4.25%, 08/15/2042	46,720	51,343

See accompanying Notes to Statement of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Global Fixed Income Fund

Series 4247, Class AK (USD), 4.50%, 12/15/2042	$47,623	$52,730
Pool # G07683 (USD), 4.00%, 03/01/2044	47,445	51,209
Pool # 849278 (USD), 3.08%, 04/01/2044 (b)	43,574	45,516
Pool # Q29697 (USD), 3.50%, 11/01/2044	54,294	57,568
Federal National Mortgage Association
Series 2013-117, Class V (USD), 3.50%, 11/25/2026	13,831	14,918
Pool # AO3007 (USD), 3.50%, 05/01/2027	17,202	18,273
Pool # AQ4861 (USD), 3.50%, 11/01/2032	43,693	46,601
Series 2013-20, Class DL (USD), 4.00%, 03/25/2033	26,946	29,873
Series 2013-20, Class MC (USD), 4.00%, 03/25/2033	35,700	39,570
Series 2013-31, Class NL (USD), 4.00%, 04/25/2033	31,310	34,710
Series 2013-43, Class MB (USD), 3.50%, 05/25/2033	17,953	19,341
Pool # AL5166 (USD), 3.00%, 11/01/2033	52,042	54,454
Pool # AV9175 (USD), 4.00%, 03/01/2034	51,208	55,434
Pool # AL5491 (USD), 4.00%, 06/01/2034	51,683	55,948
Pool # 891386 (USD), 5.50%, 10/01/2035	17,449	19,526
Pool # 889050 (USD), 6.00%, 05/01/2037	8,113	9,305
Pool # 995049 (USD), 5.50%, 02/01/2038	7,174	8,038
Pool # 929187 (USD), 5.50%, 03/01/2038	7,363	8,371
Pool # 995228 (USD), 6.50%, 11/01/2038	15,546	17,701
Pool # AD0206 (USD), 5.50%, 09/01/2039	18,720	21,106
Pool # AL0038 (USD), 5.00%, 02/01/2041	44,063	48,802
Pool # AI0108 (USD), 5.00%, 04/01/2041	17,492	19,804
Pool # AJ1422 (USD), 5.00%, 09/01/2041	24,907	27,554
Pool # AL0933 (USD), 5.00%, 10/01/2041	16,141	17,925
Series 2013-15, Class EP (USD), 3.50%, 08/25/2042	25,783	27,731
Pool # AB6935 (USD), 3.50%, 11/01/2042	16,767	17,966
Pool # AS3611 (USD), 3.50%, 10/01/2044	78,906	84,120
Pool # AS3706 (USD), 3.50%, 11/01/2044	69,317	73,897
Pool # AS3935 (USD), 3.50%, 12/01/2044	99,321	105,884
Pool # AS4337 (USD), 3.50%, 01/01/2045	65,000	69,376
JP Morgan Re-Remic
Series 2009-8, Class A1 (USD), 4.73%, 04/20/2036 (a)(b)	17,140	17,458
Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/2037 (a)(b)	31,155	31,899
Series 2009-7, Class 14A1 (USD), 2.10%, 07/27/2037 (a)(b)	25,119	25,239
Series 2009-7, Class 17A1 (USD), 5.60%, 07/27/2037 (a)(b)	40,668	38,825

		1,617,792

Total Residential Mortgage-Backed Securities		1,617,792

CORPORATE BONDS (47.5%)
AUSTRALIA (1.0%)
Insurance (1.0%)
QBE Insurance Group Ltd. (USD), 2.40%, 05/01/2018 (a)	200,000	201,908

AUSTRIA (0.1%)
Building Materials (0.1%)
Wienerberger AG (EUR), 6.50%, 02/09/2021 (b)(c)	11,000	12,772

BRAZIL (2.3%)
Engineering & Construction (0.9%)
OAS Investments GmbH (USD), 8.25%, 10/19/2019 (a)	200,000	25,000
Odebrecht Finance Ltd. (USD), 7.13%, 06/26/2042 (a)	200,000	146,500

		171,500

See accompanying Notes to Statement of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Global Fixed Income Fund

Iron/Steel (0.9%)
Samarco Mineracao SA (USD), 4.13%, 11/01/2022 (a)	$200,000	$177,000

Oil, Gas & Consumable Fuels (0.5%)
Petrobras International Finance Co. SA
(USD), 7.88%, 03/15/2019	50,000	49,641
(USD), 6.75%, 01/27/2041	70,000	58,129

		107,770

		456,270

CANADA (2.8%)
Airlines (0.2%)
Air Canada (CAD), 7.63%, 10/01/2019 (a)	50,000	41,857

Diversified Telecommunication Services (0.4%)
Rogers Communications, Inc. (CAD), 5.34%, 03/22/2021	90,000	83,330

Media (0.5%)
Shaw Communications, Inc. (CAD), 6.75%, 11/09/2039	90,000	92,337

Metals & Mining (0.8%)
First Quantum Minerals Ltd. (USD), 6.75%, 02/15/2020 (a)	200,000	170,000

Oil, Gas & Consumable Fuels (0.9%)
Canadian Natural Resources Ltd. (USD), 1.75%, 01/15/2018	81,000	80,085
Pacific Rubiales Energy Corp. (USD), 5.63%, 01/19/2025 (a)	160,000	91,200

		171,285

		558,809

CAYMAN ISLANDS (1.3%)
Holding Companies-Diversified Operations (0.6%)
Hutchison Whampoa Europe Finance 13 Ltd. (EUR), 3.75%, 05/10/2018 (a)(b)(c)	100,000	116,446
Oil & Gas Services (0.7%)
Offshore Group Investment Ltd. (USD), 7.13%, 04/01/2023	220,000	140,800

		257,246

COLOMBIA (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Ecopetrol SA (USD), 5.88%, 05/28/2045	73,000	70,080

FRANCE (3.3%)
Commercial Banks (0.4%)
Societe Generale SA (EUR), 9.38%, 09/04/2019 (a)(b)(c)	50,000	69,495

Electric Utilities (0.5%)
Electricite de France SA (USD), 5.25%, 01/29/2023 (a)(b)(c)	100,000	105,000

Government Development Banks (0.6%)
Agence Francaise de Development (EUR), 4.62%, 07/20/2016 (b)(c)	100,000	117,436

Healthcare Providers & Services (0.8%)
HomeVi SAS (EUR), 6.88%, 08/15/2021 (a)	140,000	167,771

Media (1.0%)
Numericable-SFR (USD), 6.25%, 05/15/2024 (a)	200,000	207,000

		666,702

See accompanying Notes to Statement of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Global Fixed Income Fund

GERMANY (2.1%)
Environmental Control (0.5%)
ALBA Group PLC & Co. KG (EUR), 8.00%, 05/15/2018 (a)	$100,000	$95,146

Leisure Time (0.6%)
Safari Holding Verwaltungs GmbH (EUR), 8.25%, 02/15/2021 (a)	100,000	115,260

Media (1.0%)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (USD), 5.00%, 01/15/2025 (a)	200,000	204,000

		414,406

INDIA (1.0%)
Commercial Banks (1.0%)
ICICI Bank Ltd. (USD), MTN, 3.50%, 03/18/2020 (a)	200,000	204,139

INDONESIA (0.6%)
Coal (0.6%)
Indo Energy Finance II BV (USD), 6.38%, 01/24/2023 (a)	200,000	131,000

ITALY (0.9%)
Diversified Telecommunication Services (0.4%)
Telecom Italia SpA, EMTN (GBP), 6.38%, 06/24/2019	50,000	84,119

Entertainment (0.5%)
Gamenet SpA (EUR), 7.25%, 08/01/2018 (a)	100,000	99,241

		183,360

JERSEY (1.5%)
Insurance (1.5%)
Galaxy Bidco Ltd. (GBP), 6.38%, 11/15/2020 (a)	100,000	148,361
Hastings Insurance Group Finance PLC (GBP), 8.00%, 10/21/2020 (a)	100,000	156,629

		304,990

KAZAKHSTAN (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
Zhaikmunai LLP (USD), 7.13%, 11/13/2019 (a)	200,000	160,400

LUXEMBOURG (1.6%)
Diversified Telecommunication Services (0.5%)
Intelsat Jackson Holdings SA (USD), 5.50%, 08/01/2023	100,000	98,750

Home Furnishings (0.5%)
Magnolia BC SA (EUR), EMTN, 9.00%, 08/01/2020 (a)	100,000	107,656

Paper & Forest Products (0.6%)
Lecta SA (EUR), EMTN, 8.88%, 05/15/2019 (a)	100,000	116,792

		323,198

MEXICO (0.7%)
Oil, Gas & Consumable Fuels (0.7%)
Petroleos Mexicanos
(USD), 5.50%, 01/21/2021	95,000	102,648
(USD), 4.25%, 01/15/2025 (a)	30,000	29,544

		132,192

See accompanying Notes to Statement of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Global Fixed Income Fund

NETHERLANDS (2.5%)
Diversified Telecommunication Services (1.1%)
Bharti Airtel International Netherlands BV (EUR), 3.38%, 05/20/2021 (a)	$100,000	$122,661
Bite Finance International BV (EUR), EMTN, 7.58%, 02/15/2018 (a)(b)	100,000	102,265

		224,926

Entertainment (0.6%)
PortAventura Entertainment Barcelona BV (EUR), 7.25%, 12/01/2020 (a)	100,000	116,966

Insurance (0.8%)
Aegon (EUR), EMTN, 4.00%, 04/25/2044 (a)(b)	140,000	169,857

		511,749

NIGERIA (0.8%)
Commercial Banks (0.8%)
Zenith Bank PLC (USD), MTN, 6.25%, 04/22/2019 (a)	200,000	170,000

REPUBLIC OF IRELAND (1.6%)
Insurance (0.6%)
Aquarius and Investments PLC for Zurich Insurance Co. Ltd. (EUR), EMTN, 4.25%, 10/02/2043 (a)(b)	100,000	130,957

Packaging & Containers (1.0%)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (USD), 3.24%, 12/15/2019 (a)(b)	200,000	192,000

		322,957

SUPRANATIONAL (0.4%)
Supranational (0.4%)
Eurofima (AUD), MTN, 6.00%, 03/30/2022	90,000	83,400

SWEDEN (1.0%)
Commercial Banks (1.0%)
Nordea Bank AB (USD), 5.50%, 09/23/2019 (a)(b)(c)	200,000	200,126

UNITED KINGDOM (6.8%)
Commercial Banks (0.9%)
Abbey National Treasury Services PLC (EUR), EMTN, 0.71%, 05/22/2019 (a)(b)	150,000	170,275

Commercial Services & Supplies (0.6%)
Rentokil Initial PLC (EUR), EMTN, 3.25%, 10/07/2021 (a)	100,000	128,784

Electric Utilities (1.0%)
SSE PLC (USD), 5.63%, 10/01/2017 (a)(b)(c)	200,000	210,000

Food Products (2.1%)
Bakkavor Finance 2 PLC (GBP), 8.25%, 02/15/2018 (a)	100,000	153,821
Boparan Finance PLC (GBP), 5.25%, 07/15/2019 (a)	100,000	132,552
Iglo Foods Bondco PLC (EUR), 4.58%, 06/15/2020 (a)(b)	120,000	130,867

		417,240

Insurance (1.5%)
Aviva PLC (EUR), EMTN, 6.13%, 07/05/2043 (a)(b)	100,000	138,481
Scottish Widows PLC (GBP), 5.50%, 06/16/2023 (a)	100,000	167,989

		306,470

See accompanying Notes to Statement of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Global Fixed Income Fund

Oil, Gas & Consumable Fuels (0.7%)
KCA Deutag UK Finance PLC (USD), 7.25%, 05/15/2021 (a)	$200,000	$138,500

		1,371,269

UNITED STATES (14.1%)
Commercial Banks (2.8%)
Citigroup, Inc. (USD), 1.80%, 02/05/2018	180,000	180,517
Deutsche Bank (USD), 4.00%, 01/31/2045	65,000	70,444
JPMorgan Chase & Co. (USD), 3.88%, 09/10/2024	130,000	134,215
Wells Fargo & Co.
(GBP), EMTN, 5.25%, 08/01/2023 (a)	50,000	90,419
(USD), MTN, 4.10%, 06/03/2026	80,000	84,689

		560,284

Distribution/Wholesale (0.2%)
LKQ Corp. (USD), 4.75%, 05/15/2023	50,000	48,625

Diversified Financial Services (2.5%)
Ford Motor Credit Co. LLC (USD), 5.75%, 02/01/2021	200,000	233,280
HSBC Finance Corp. (USD), 6.68%, 01/15/2021	100,000	121,180
Legg Mason, Inc.
(USD), 3.95%, 07/15/2024	50,000	52,704
(USD), 5.63%, 01/15/2044	20,000	24,533
National Rural Utilities Cooperative Finance Corp. (USD), 4.75%, 04/30/2043 (b)	65,000	64,545

		496,242

Diversified Telecommunication Services (0.5%)
T-Mobile USA, Inc. (USD), 6.84%, 04/28/2023	50,000	52,125
Verizon Communications, Inc.
(USD), 6.55%, 09/15/2043	20,000	27,017
(USD), 5.01%, 08/21/2054 (a)	19,000	20,938

		100,080

Electric Utilities (0.8%)
Calpine Corp. (USD), 5.75%, 01/15/2025	75,000	76,500
Exelon Generation Co. LLC (USD), 2.95%, 01/15/2020	46,000	46,782
Ipalco Enterprises, Inc. (USD), 5.00%, 05/01/2018	35,000	37,275

		160,557

Energy Equipment & Services (2.0%)
Energy Transfer Partners LP (USD), 5.20%, 02/01/2022	50,000	54,880
Kinder Morgan Energy Partners LP (USD), 3.50%, 03/01/2021	22,000	22,228
Kinder Morgan, Inc. (USD), 5.55%, 06/01/2045	89,000	95,445
Sabine Pass Liquefaction LLC (USD), 6.25%, 03/15/2022	200,000	207,250
Williams Partners LP (USD), 3.90%, 01/15/2025	32,000	30,961

		410,764

Healthcare Providers & Services (0.5%)
HCA, Inc. (USD), 5.38%, 02/01/2025	43,000	44,183
Laboratory Corp. of America Holdings (USD), 4.70%, 02/01/2045	57,000	59,466

		103,649

Insurance (0.9%)
American International Group, Inc. (USD), 4.38%, 01/15/2055	120,000	123,915
Teachers Insurance & Annuity Association of America (USD), 4.90%, 09/15/2044 (a)	50,000	60,172

		184,087

See accompanying Notes to Statement of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Global Fixed Income Fund

Media (1.8%)
Cablevision Systems Corp. (USD), 5.88%, 09/15/2022	$120,000	$122,100
CBS Corp. (USD), 4.60%, 01/15/2045	40,000	41,885
CCO Holdings LLC/CCO Holdings Capital Corp. (USD), 5.75%, 01/15/2024	100,000	101,375
Comcast Corp. (USD), 6.95%, 08/15/2037	35,000	51,757
Discovery Communications LLC (USD), 4.88%, 04/01/2043	40,000	43,694

		360,811

Oil, Gas & Consumable Fuels (1.4%)
Marathon Petroleum Corp. (USD), 4.75%, 09/15/2044	100,000	98,191
Oasis Petroleum, Inc. (USD), 6.50%, 11/01/2021	50,000	45,625
Phillips 66 (USD), 4.88%, 11/15/2044	56,000	60,784
Rosetta Resources, Inc. (USD), 5.63%, 05/01/2021	50,000	47,125
Rowan Cos., Inc. (USD), 5.85%, 01/15/2044	40,000	36,842

		288,567

Real Estate Investment Trust (REIT) Funds (0.1%)
DDR Corp. (USD), 3.63%, 02/01/2025	20,000	20,255

Transportation (0.6%)
Penske Truck Leasing Co. LP/PTL Finance Corp. (USD), 3.38%, 02/01/2022 (a)	116,000	117,295

		2,851,216

Total Corporate Bonds		9,588,189

MUNICIPAL BONDS (0.7%)
UNITED STATES (0.7%)
GEORGIA (0.4%)
Municipal Electric Authority of Georgia Revenue Bonds (Build America Bonds) (USD), 6.64%, 04/01/2057	55,000	78,017

ILLINOIS (0.3%)
Chicago Transit Authority Sales Tax Receipts Revenue Bonds (Build America Bonds), Series B (USD), 6.20%, 12/01/2040	55,000	68,273

		146,290

Total Municipal Bonds		146,290

GOVERNMENT BONDS (34.5%)
AUSTRALIA (0.5%)
Australia Government Bond, Series 128 (AUD), 5.75%, 07/15/2022	100,000	96,379

CANADA (2.1%)
Canadian Government Bond
(CAD), 4.00%, 06/01/2017	350,000	298,579
Series WL43 (CAD), 5.75%, 06/01/2029	110,000	133,358

		431,937

DENMARK (0.4%)
Denmark Government Bond (DKK), 4.50%, 11/15/2039	300,000	81,873

FINLAND (0.2%)
Finland Government Bond (EUR), 3.50%, 04/15/2021 (a)	30,000	40,969

FRANCE (1.1%)
France Government Bond OAT
(EUR), 5.50%, 04/25/2029	30,000	54,911
(EUR), 4.75%, 04/25/2035	50,000	93,016
(EUR), 4.50%, 04/25/2041	34,000	65,668

		213,595

See accompanying Notes to Statement of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Global Fixed Income Fund

GERMANY (3.9%)
Bundesobligation
(EUR), 0.50%, 10/13/2017	$100,000	$114,997
Series 167 (EUR), 1.00%, 10/12/2018	50,000	58,892
(EUR), 1.00%, 02/22/2019	99,000	117,122
Bundesrepublik Deutschland
Series 2008 (EUR), 4.25%, 07/04/2018	250,000	325,313
Series 98 (EUR), 4.75%, 07/04/2028	95,000	167,144

		783,468

ITALY (2.4%)
Buoni Poliennali Del Tesoro
(EUR), 4.50%, 03/01/2026 (a)	195,000	280,336
(EUR), 5.00%, 09/01/2040 (a)	125,000	203,420

		483,756

JAPAN (9.7%)
Japan Government 10 Year Bond, Series 299 (JPY), 1.30%, 03/20/2019	10,000,000	89,581
Japan Government 20 Year Bond, Series 112 (JPY), 2.10%, 06/20/2029	50,500,000	517,665
Japan Government 30 Year Bond
Series 10 (JPY), 1.10%, 03/20/2033	14,500,000	126,973
(JPY), 2.40%, 03/20/2037	23,000,000	243,140
(JPY), 1.80%, 03/20/2043	25,000,000	238,839
Japan Government 5 Year Bond, Series 105 (JPY), 0.20%, 06/20/2017	40,000,000	342,160
Japanese Government CPI Linked Bond (JPY), 0.10%, 03/10/2024 (d)	44,967,300	404,200

		1,962,558

MEXICO (2.2%)
Mexican Bonos (MXN), 10.00%, 12/05/2024	4,870,000	442,512

POLAND (0.4%)
Poland Government Bond, Series 0415 (PLN), 5.50%, 04/25/2015	310,000	84,385

REPUBLIC OF IRELAND (1.2%)
Ireland Government Bond (EUR), 3.40%, 03/18/2024 (a)	170,000	232,606

SINGAPORE (1.6%)
Singapore Government Bond (SGD), 3.25%, 09/01/2020	400,000	322,012

SPAIN (4.4%)
Spain Government Bond
(EUR), 2.10%, 04/30/2017	140,000	164,102
(EUR), 4.80%, 01/31/2024	410,000	596,536
(EUR), 5.15%, 10/31/2044 (a)	75,000	131,367

		892,005

SWEDEN (1.7%)
Svensk Exportkredit AB (USD), MTN, 2.88%, 11/14/2023 (a)(b)	200,000	208,159
Sweden Government Bond, Series 1051 (SEK), 3.75%, 08/12/2017	1,000,000	132,629

		340,788

See accompanying Notes to Statement of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Global Fixed Income Fund

UNITED KINGDOM (2.7%)
United Kingdom Treasury Gilt
(GBP), 4.25%, 12/07/2027 (a)	$90,000	$178,599
(GBP), 4.25%, 03/07/2036 (a)	40,000	84,433
(GBP), 4.25%, 09/07/2039 (a)	75,000	162,579
(GBP), 4.25%, 12/07/2049 (a)	50,000	117,467

		543,078

Total Government Bonds		6,951,921

U.S. TREASURIES (2.0%)
UNITED STATES (2.0%)
U.S. Treasury Bond (USD), 5.25%, 11/15/2028	178,900	250,250
U.S. Treasury Notes
(USD), 4.13%, 05/15/2015	115,800	117,121
(USD), 0.88%, 01/15/2018	40,000	40,125

		407,496

Total U.S. Treasuries		407,496

REPURCHASE AGREEMENT (1.1%)
UNITED STATES (1.1%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 01/30/2015, due 02/02/2015, repurchase price $223,000 collateralized by U.S. Treasury Bond, maturing 02/15/2042; total market value of $228,530	223,000	223,000

Total Repurchase Agreement		223,000

Total Investments (Cost $21,190,130) (e)—98.1%		19,799,242

Other assets in excess of liabilities—1.9%		374,960

Net Assets—100.0%		$20,174,202

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2015.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	Inflation linked security.
(e)	See Notes to Schedule of Investments for tax unrealized appreciation/depreciation of securities.

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	British Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
MTN	Medium Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

See accompanying Notes to Statement of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Global Fixed Income Fund

At January 31, 2015, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Euro BOBL Futures	UBS	1	03/06/2015	$1,603
Euro Bond Futures	UBS	2	03/06/2015	8,189
Euro Bund Futures	UBS	(2)	03/06/2015	(5,706)
United States Treasury Note 6%-2 year	UBS	7	03/31/2015	5,452
United States Treasury Note 6%-5 year	UBS	(21)	03/31/2015	(30,666)
United States Treasury Bond 6%-Ultra Long	UBS	3	03/20/2015	28,978
United States Treasury Note 6%-10 year	UBS	1	03/20/2015	4,685
United States Treasury Note 6%-10 year	UBS	(4)	03/20/2015	(3,822)
United States Treasury Note 6%-30 year	UBS	(2)	03/20/2015	(20,942)

				$(12,229)

At January 31, 2015, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
04/16/2015	Citibank	AUD	266,000	USD	210,084	$206,114	$(3,970)
Crech Koruna/United States Dollar
04/16/2015	Deutsche Bank	CZK	660,000	USD	27,759	26,894	(865)
Euro/United States Dollar
04/16/2015	Deutsche Bank	EUR	180,000	USD	204,635	203,529	(1,106)
04/16/2015	JPMorgan Chase	EUR	30,000	USD	34,107	33,922	(185)
04/16/2015	Royal Bank Of Canada	EUR	100,000	USD	112,791	113,072	281
Japanese Yen/United States Dollar
04/16/2015	Barclays Bank	JPY	32,242,000	USD	269,957	274,807	4,850
04/16/2015	Deutsche Bank	JPY	24,640,000	USD	208,115	210,012	1,897
04/16/2015	UBS	JPY	37,661,000	USD	318,155	320,993	2,838
Malaysian Ringgit/United States Dollar
02/13/2015	JPMorgan Chase	MYR	140,000	USD	41,314	38,563	(2,751)
Mexican Peso/United States Dollar
04/16/2015	UBS	MXN	1,085,000	USD	73,836	72,066	(1,770)
New Zealand Dollar/United States Dollar
04/16/2015	Goldman Sachs	NZD	27,000	USD	20,902	19,505	(1,397)
Norwegian Krone/United States Dollar
04/16/2015	JPMorgan Chase	NOK	1,770,000	USD	229,822	228,681	(1,141)
South African Rand/United States Dollar
04/16/2015	JPMorgan Chase	ZAR	631,000	USD	53,992	53,580	(412)
South Korean Won/United States Dollar
02/13/2015	Goldman Sachs	KRW	246,840,000	USD	220,511	225,695	5,184
Swiss Franc/United States Dollar
04/16/2015	UBS	CHF	158,000	USD	155,487	172,726	17,239

						$2,200,159	$18,692

See accompanying Notes to Statement of Investments.

Statement of Investments (concluded)

January 31, 2015 (Unaudited)

Aberdeen Global Fixed Income Fund

Sale Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation
United States Dollar/Australian Dollar
04/16/2015	UBS	USD	130,475	AUD	161,000	$124,753	$5,722
United States Dollar/British Pound
04/16/2015	Goldman Sachs	USD	57,388	GBP	38,000	57,207	181
United States Dollar/Canadian Dollar
04/16/2015	Royal Bank Of Canada	USD	122,799	CAD	146,000	114,795	8,004
United States Dollar/Euro
04/16/2015	Barclays Bank	USD	40,750	EUR	35,000	39,575	1,175
04/16/2015	Deutsche Bank	USD	944,837	EUR	801,000	905,704	39,133
04/16/2015	JPMorgan Chase	USD	70,267	EUR	62,000	70,104	163
United States Dollar/Mexican Peso
04/16/2015	Barclays Bank	USD	448,334	MXN	6,608,000	438,904	9,430
United States Dollar/Polish Zloty
04/16/2015	Deutsche Bank	USD	46,822	PLN	170,000	45,779	1,043
United States Dollar/Singapore Dollar
04/16/2015	Barclays Bank	USD	232,128	SGD	311,000	229,689	2,439
United States Dollar/Swedish Krona
04/16/2015	Citibank	USD	34,796	SEK	280,000	33,864	932

						$2,060,374	$68,222

At January 31, 2015, the Fund’s open forward foreign cross currency contracts were as follows:

Purchase / Sale Settlement Date	Counterparty		Amount Purchased		Amount Sold	Contract Value	Fair Value	Unrealized Depreciation
Euro / NOK
04/16/2015	JPMorgan Chase	EUR	175,528	NOK	1,564,000	$203,393	$199,799	$(3,594)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statement of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen High Yield Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (86.9%)
AUSTRALIA (0.5%)
Metals & Mining (0.5%)
FMG Resources August 2006 Pty Ltd.
(USD), 6.88%, 02/01/2018 (a)	$22,222	$21,500
(USD), 8.25%, 11/01/2019 (a)	25,000	22,187

		43,687

AUSTRIA (0.7%)
Paper & Forest Products (0.7%)
Sappi Papier Holding GmbH (USD), 7.50%, 06/15/2032 (a)	70,000	65,100

CANADA (3.7%)
Airlines (0.7%)
Air Canada (USD), 7.75%, 04/15/2021 (a)	65,000	67,681

Lodging (0.7%)
River Cree Enterprises LP (CAD), 11.00%, 01/20/2021 (a)	76,000	62,872

Metals & Mining (0.5%)
First Quantum Minerals Ltd. (USD), 6.75%, 02/15/2020 (a)	50,000	42,500

Oil, Gas & Consumable Fuels (1.8%)
MEG Energy Corp. (USD), 6.38%, 01/30/2023 (a)	75,000	66,750
Teine Energy Ltd. (USD), 6.88%, 09/30/2022 (a)	125,000	100,000

		166,750

		339,803

CAYMAN ISLANDS (2.0%)
Computers & Peripherals (0.9%)
Seagate HDD Cayman (USD), 4.75%, 06/01/2023	80,000	85,350

Oil, Gas & Consumable Fuels (1.1%)
Vantage Drilling Co. (USD), 5.50%, 07/15/2043 (a)	150,000	100,594

		185,944

LUXEMBOURG (1.2%)
Diversified Telecommunication Services (1.2%)
Intelsat Luxembourg SA (USD), 8.13%, 06/01/2023	105,000	106,050

MEXICO (0.7%)
Metals & Mining (0.7%)
Cobre Del Mayo SA de CV (USD), 10.75%, 11/15/2018 (a)	80,000	66,400

UNITED STATES (78.1%)
Aerospace & Defense (1.4%)
Kratos Defense & Security Solutions, Inc. (USD), 7.00%, 05/15/2019	15,000	12,450
TransDigm, Inc.
(USD), 6.00%, 07/15/2022	20,000	19,950
(USD), 6.50%, 07/15/2024	95,000	96,188

		128,588

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen High Yield Fund

Apparel (0.7%)
Quiksilver, Inc. / QS Wholesale, Inc. (USD), 10.00%, 08/01/2020	$85,000	$63,750

Auto Parts & Equipment (2.9%)
Dana Holding Corp. (USD), 6.00%, 09/15/2023	120,000	124,800
Goodyear Tire & Rubber Co. (The) (USD), 6.50%, 03/01/2021	135,000	144,956

		269,756

Building Materials (2.1%)
Building Materials Corp. of America (USD), 5.38%, 11/15/2024 (a)	70,000	71,050
Hardwoods Acquisition, Inc. (USD), 7.50%, 08/01/2021 (a)	90,000	87,300
Masco Corp. (USD), 6.50%, 08/15/2032	30,000	30,900

		189,250

Chemicals (5.3%)
Aruba Investments, Inc. (USD), 8.75%, 02/15/2023 (a)	70,000	71,050
Axiall Corp. (USD), 4.88%, 05/15/2023	90,000	87,750
Momentive Performance Materials, Inc. (USD), 3.88%, 10/24/2021	74,000	63,825
MPM Escrow LLC (USD), 8.88%, 10/15/2020	67,000	—
Tronox Finance LLC (USD), 6.38%, 08/15/2020	165,000	163,350
WR Grace & Co-Conn
(USD), 5.13%, 10/01/2021 (a)	50,000	52,000
(USD), 5.63%, 10/01/2024 (a)	50,000	53,625

		491,600

Coal (2.2%)
Alpha Natural Resources, Inc.
(USD), 3.75%, 12/15/2017	120,000	42,075
(USD), 6.25%, 06/01/2021	200,000	49,000
Arch Coal, Inc. (USD), 7.25%, 10/01/2020	174,000	48,285
Peabody Energy Corp. (USD), 6.25%, 11/15/2021	80,000	60,000

		199,360

Commercial Services & Supplies (3.2%)
Iron Mountain, Inc. (USD), 5.75%, 08/15/2024	80,000	81,000
Multi-Color Corp. (USD), 6.13%, 12/01/2022 (a)	50,000	50,563
Mustang Merger Corp. (USD), 8.50%, 08/15/2021 (a)	120,000	117,000
Service Corp. International/US (USD), 5.38%, 05/15/2024	47,000	48,889

		297,452

Distribution/Wholesale (1.2%)
LKQ Corp. (USD), 4.75%, 05/15/2023	115,000	111,838

Diversified Financial Services (3.2%)
Ally Financial, Inc. (USD), 5.13%, 09/30/2024	46,000	47,667
International Lease Finance Corp. (USD), 8.63%, 01/15/2022	55,000	69,575
Nationstar Mortgage LLC (USD), 6.50%, 06/01/2022	130,000	111,800
OneMain Financial Holdings, Inc.
(USD), 6.75%, 12/15/2019 (a)	10,000	10,338
(USD), 7.25%, 12/15/2021 (a)	55,000	56,787

		296,167

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen High Yield Fund

Diversified Telecommunication Services (6.2%)
CenturyLink, Inc., Series W (USD), 6.75%, 12/01/2023	$110,000	$122,788
Frontier Communications Corp.
(USD), 6.25%, 09/15/2021	30,000	30,900
(USD), 6.88%, 01/15/2025	40,000	40,550
Qwest Corp. (USD), 6.88%, 09/15/2033	65,000	65,573
Sprint Communications, Inc. (USD), 11.50%, 11/15/2021	146,000	175,930
T-Mobile USA, Inc. (USD), 6.84%, 04/28/2023	130,000	135,525

		571,266

Electric Utilities (5.8%)
AES Corp. (USD), 4.88%, 05/15/2023	75,000	73,125
Calpine Corp.
(USD), 7.88%, 01/15/2023 (a)	39,000	43,680
(USD), 5.75%, 01/15/2025	40,000	40,800
DPL, Inc. (USD), 6.75%, 10/01/2019 (a)	35,000	35,700
Dynegy Finance I, Inc. / Dynegy Finance II, Inc. (USD), 7.63%, 11/01/2024 (a)	75,000	77,250
GenOn Energy, Inc. (USD), 9.88%, 10/15/2020	105,000	101,850
NRG Energy, Inc. (USD), 6.25%, 05/01/2024	165,000	164,587

		536,992

Electrical Components & Equipment (0.8%)
Belden, Inc. (USD), 5.25%, 07/15/2024 (a)	80,000	77,200

Energy Equipment & Services (2.6%)
Regency Energy Partners LP / Regency Energy Finance Corp. (USD), 4.50%, 11/01/2023	85,000	85,850
Sabine Pass Liquefaction LLC (USD), 5.63%, 04/15/2023	155,000	155,000

		240,850

Entertainment (3.5%)
Greektown Holdings LLC/Greektown Mothership Corp. (USD), 8.88%, 03/15/2019 (a)	85,000	85,637
MGM Resorts International (USD), 6.63%, 12/15/2021	115,000	120,750
Penn National Gaming, Inc. (USD), 5.88%, 11/01/2021	120,000	117,000

		323,387

Food Products (1.1%)
Post Holdings, Inc. (USD), 7.38%, 02/15/2022	98,000	99,715

Healthcare Providers & Services (3.5%)
CHS/Community Health Systems, Inc. (USD), 6.88%, 02/01/2022	80,000	84,970
HCA, Inc. (USD), 4.75%, 05/01/2023	90,000	94,275
Tenet Healthcare Corp. (USD), 8.13%, 04/01/2022	125,000	140,937

		320,182

Home Builders (1.7%)
DR Horton, Inc. (USD), 5.75%, 08/15/2023	60,000	64,500
Meritage Homes Corp. (USD), 7.00%, 04/01/2022	50,000	52,750
Standard Pacific Corp. (USD), 5.88%, 11/15/2024	35,000	34,738

		151,988

Household Products/Wares (0.2%)
Sun Products Corp. (USD), 7.75%, 03/15/2021 (a)	25,000	22,063

Information Technology Services (1.4%)
SunGard Data Systems, Inc. (USD), 6.63%, 11/01/2019	130,000	130,650

Iron/Steel (2.2%)
Steel Dynamics, Inc.
(USD), 5.13%, 10/01/2021 (a)	15,000	15,337
(USD), 5.25%, 04/15/2023	95,000	96,900
(USD), 5.50%, 10/01/2024 (a)	85,000	86,700

		198,937

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen High Yield Fund

Machinery-Diversified (1.0%)
Gardner Denver, Inc. (USD), 6.88%, 08/15/2021 (a)	$100,000	$95,500

Media (6.3%)
Cablevision Systems Corp. (USD), 5.88%, 09/15/2022	160,000	162,800
CCO Holdings LLC/CCO Holdings Capital Corp. (USD), 5.75%, 01/15/2024	85,000	86,169
Mediacom Broadband LLC / Mediacom Broadband Corp. (USD), 6.38%, 04/01/2023	115,000	119,600
Sinclair Television Group, Inc. (USD), 5.63%, 08/01/2024 (a)	75,000	74,062
WideOpenWest Finance LLC / WideOpenWest Capital Corp. (USD), 13.38%, 10/15/2019	130,000	135,200

		577,831

Metals & Mining (1.4%)
American Gilsonite Co. (USD), 11.50%, 09/01/2017 (a)	53,000	50,085
Compass Minerals International, Inc. (USD), 4.88%, 07/15/2024 (a)	80,000	78,000

		128,085

Miscellaneous Manufacturing (0.7%)
CBC Ammo LLC / CBC FinCo, Inc. (USD), 7.25%, 11/15/2021 (a)	75,000	68,250

Oil & Gas Services (0.7%)
Forbes Energy Services Ltd. (USD), 9.00%, 06/15/2019	105,000	64,050

Oil, Gas & Consumable Fuels (7.9%)
Approach Resources, Inc. (USD), 7.00%, 06/15/2021	50,000	40,250
Blue Racer Midstream LLC / Blue Racer Finance Corp. (USD), 6.13%, 11/15/2022 (a)	95,000	94,050
California Resources Corp.
(USD), 5.50%, 09/15/2021 (a)	50,000	42,000
(USD), 6.00%, 11/15/2024 (a)	100,000	81,375
Carrizo Oil & Gas, Inc. (USD), 7.50%, 09/15/2020 (a)	95,000	92,625
CITGO Petroleum Corp. (USD), 6.25%, 08/15/2022 (a)	95,000	92,150
EXCO Resources, Inc. (USD), 8.50%, 04/15/2022	70,000	42,700
Hercules Offshore, Inc. (USD), 7.50%, 10/01/2021 (a)	80,000	27,400
PBF Holding Co. LLC / PBF Finance Corp. (USD), 8.25%, 02/15/2020	55,000	56,100
Rex Energy Corp. (USD), 8.88%, 12/01/2020	115,000	98,900
Rosetta Resources, Inc. (USD), 5.88%, 06/01/2024	70,000	63,875
Thunderbird Resources Equity, Inc. (USD), 9.00%, 03/02/2018 (b)(c)	367,000	37

		731,462

Packaging & Containers (3.8%)
Owens-Brockway Glass Container, Inc.
(USD), 5.00%, 01/15/2022 (a)	85,000	88,294
(USD), 5.38%, 01/15/2025 (a)	40,000	41,800
Paperworks Industries, Inc. (USD), 9.50%, 08/15/2019 (a)	65,000	64,675
Sealed Air Corp.
(USD), 8.38%, 09/15/2021 (a)	54,000	60,615
(USD), 5.25%, 04/01/2023 (a)	90,000	93,150

		348,534

Paper & Forest Products (0.7%)
Verso Paper Holdings LLC / Verso Paper, Inc. (USD), 11.75%, 01/15/2019	70,000	68,425

Real Estate (1.3%)
AAF Holdings LLC/AAF Finance Co., PIK (USD), 12.00%, 07/01/2019 (a)	123,825	118,872

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen High Yield Fund

Real Estate Investment Trust (REIT) Funds (1.5%)
Corrections Corp. of America (USD), 4.63%, 05/01/2023	$135,000	$134,325

Retail (0.9%)
Neiman Marcus Group Ltd., LLC, PIK (USD), 8.75%, 10/15/2021 (a)	80,000	83,600

Software (0.5%)
First Data Corp. (USD), 12.63%, 01/15/2021	40,000	47,450

Trucking & Leasing (0.2%)
Jurassic Holdings III, Inc. (USD), 6.88%, 02/15/2021 (a)	25,000	21,375

		7,208,750

Total Corporate Bonds		8,015,734

PREFERRED STOCKS (0.5%)
UNITED STATES (0.5%)
Ally Financial, Inc., Preferred Shares (USD), 7.00%, (a)(d)	50	50,002

Total Preferred Stocks		50,002

REPURCHASE AGREEMENT (10.1%)
UNITED STATES (10.1%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 01/30/2015, due 02/02/2015, repurchase price $929,000 collateralized by U.S. Treasury Bond, maturing 11/15/2041; total market value of $950,906	929,000	929,000

Total Repurchase Agreement		929,000

Total Investments (Cost $9,879,973) (e)—97.5%		8,994,736

Other assets in excess of liabilities—2.5%		233,213

Net Assets—100.0%		$9,227,949

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Security is in default.
(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of January 31, 2015.
(d)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(e)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

CAD	Canadian Dollar
PIK	Payment In Kind
REIT	Real Estate Investment Trust
USD	U.S. Dollar

At January 31, 2015, the Fund’s open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation
United States Dollar/Canadian Dollar
04/16/2015	Royal Bank of Canada	USD	93,318	CAD	111,000	$87,276	$6,042

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2015 (Unaudited)

Aberdeen High Yield Fund

At January 31, 2015, the Fund held the following credit default swaps:

Buy Protection:

Counterparty	Expiration Date	Notional Amount	Swap Details	Unrealized Appreciation/ (Depreciation)	Implied Credit Spread*
Deutsche Bank AG	12/20/2019	100,000	Pay: Fixed rate equal to 5.00% Receive: AK Steel Corp., 5/15/20, 7.63%	$9,069	9.81%
Deutsche Bank AG	12/20/2019	100,000	Pay: Fixed rate equal to 5.00% Receive: AK Steel Corp., 5/15/20, 7.63%	9,096	9.81%
JP Morgan Chase	03/20/2020	185,000	Pay: Fixed rate equal to 1.00% Receive: Time Warner Cable Inc., 1/5/17, 5.85%	1,089	0.72%

				$19,254

*	Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swaps agreements on corporate issues or sovereign issues and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made prior to entering into the agreement. For credit default swap with asset-backed securities or credit indices as the underlying assets, the quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Sell Protection:

Counterparty	Expiration Date	Notional Amount	Swap Details	Unrealized Appreciation/ (Depreciation)
Barclays Capital	12/20/2019	800,000	Pay: Markit CDX North America High Yield (S23) Receive: Fixed rate equal to 5.00%	$7,961

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (95.9%)
Alaska (1.2%)
City of Valdez Revenue Bonds Pipelines Project, Series B, 5.00%, 01/01/2021	$1,000,000	$1,164,560

California (13.9%)
Brea Redevelopment Agency Tax Allocation Refunding Bonds, Series A, 0.00%, 08/01/2025(a)	1,000,000	643,000
California Educational Facilities Authority Revenue Bonds (California Institute of Technology), 5.00%, 11/01/2039	1,000,000	1,154,140
Chula Vista Industrial Development Revenue Bonds (San Diego Gas & Electric), Series A, 1.65%, 07/01/2018	500,000	502,735
Foothill-Eastern Transportation Corridor Agency, Series B2, 5.00%, 01/15/2053(b)	1,000,000	1,114,850
Los Angeles Community College District General Obligation Unlimited Bonds, Series A, 5.50%, 08/01/2025	1,000,000	1,204,010
M-S-R Energy Authority Gas Revenue Bonds, Series B, 6.13%, 11/01/2029	500,000	658,285
M-S-R Energy Authority Revenue Bonds, Series A, 6.50%, 11/01/2039	500,000	714,220
San Francisco City & County Public Utilities Commission Revenue Bonds, Series F, 5.00%, 11/01/2024	300,000	359,745
Santa Clara Unified School District General Obligation Unlimited Bonds, 5.00%, 07/01/2026	465,000	539,777
State of California General Obligation Unlimited Bonds, Series A,
5.00%, 07/01/2022	1,100,000	1,176,967
5.00%, 03/01/2026	2,000,000	2,094,900
Turlock Irrigation District Revenue Bonds, 5.00%, 01/01/2029	1,000,000	1,160,330
University of California Revenue Bonds, Series Q, 5.25%, 05/15/2029	2,320,000	2,573,367

		13,896,326

Colorado (1.1%)
Colorado Health Facilities Authority Revenue Bonds (Evangelical Lutheran Good Samaritan Society), 5.00%, 12/01/2042	1,000,000	1,094,780

Florida (3.3%)
City of Tampa Revenue Bonds (Baycare Health Care System), Series A, 4.00%, 11/15/2033	1,000,000	1,070,340
CityPlace Community Development District, Special Assessment & Revenue Refunding Bonds, 5.00%, 05/01/2019	1,000,000	1,097,870
Escambia County, Solid Waste Disposal Revenue Bonds (Gulf Power Company Project), 1.35%, 04/01/2039(b)	1,165,000	1,168,658

		3,336,868

Georgia (4.2%)
Appling County Development Authority Revenue Bonds (Oglethorpe Power Corporation Project), Series A, 2.40%, 01/01/2038(b)	1,000,000	1,024,450
Burke County Development Authority Revenue Bonds (Georgia Power Company Plant Vogtle Project), 1.75%, 12/01/2049(b)	1,000,000	1,016,260
Cherokee County General Obligation Unlimited Bonds, 5.00%, 04/01/2021	500,000	582,810
Forsyth County General Obligation Unlimited Bonds, Series A, 5.00%, 03/01/2028	100,000	115,413
Municipal Electric Authority of Georgia Revenue Bonds, Prerefunded/Escrowed to Maturity, Series V, 6.60%, 01/01/2018	355,000	393,514
Municipal Electric Authority of Georgia Revenue Bonds, Unrefunded, Series V, 6.60%, 01/01/2018	1,005,000	1,093,983

		4,226,430

Illinois (0.6%)
Illinois Finance Authority Revenue Bonds (Carle Foundation), Series A, 6.00%, 08/15/2041	500,000	617,040

See accompanying Notes to Statement of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Tax-Free Income Fund

Kentucky (1.1%)
County of Carroll Pollution Control Revenue Bonds (Utilities Company Project), Series C, 0.24%, 10/01/2032(b)	$1,200,000	$1,101,439

Louisiana (3.1%)
East Baton Rouge Parish Sales Tax Revenue Bonds (Road & Street Improvement), 5.00%, 08/01/2024	540,000	627,923
Saint Charles Parish Revenue Bonds (Valero Energy Corp.), 4.00%, 12/01/2040(b)	1,250,000	1,377,375
Saint John The Baptist Parish Revenue Bonds (Marathon Oil), Series A, 5.13%, 06/01/2037	1,000,000	1,057,500

		3,062,798

Massachusetts (5.7%)
Commonwealth of Massachusetts General Obligation Limited Bonds, Series D
5.50%, 10/01/2016	1,000,000	1,084,900
5.50%, 10/01/2018	2,000,000	2,339,000
5.50%, 08/01/2019	1,000,000	1,200,100
Massachusetts Development Finance Agency Revenue Bonds (Boston Medical Center), Series C, 5.00%, 07/01/2017	1,000,000	1,098,610

		5,722,610

Michigan (1.0%)
Grand Rapids Building Authority Revenue Bonds, 5.00%, 08/01/2020	900,000	1,051,695

Minnesota (0.6%)
University of Minnesota Revenue Bonds, Series A, 5.25%, 04/01/2029	500,000	582,775

Nebraska (0.9%)
Central Plains Energy Project, Gas Project Revenue Bonds (Project No.3), 5.00%, 09/01/2021	750,000	871,410

New Hampshire (3.4%)
New Hampshire Business Finance Authority Pollution Control Refunding Revenue Bonds (United Illuminating Company Project), Series A, 0.34%, 10/01/2033(b)	1,230,000	1,122,935
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College), 5.25%, 06/01/2039	1,000,000	1,143,360
New Hampshire Health & Education Facilities Authority Revenue Bonds (University Systems), Series A, 5.00%, 07/01/2023	1,000,000	1,137,750

		3,404,045

New Jersey (3.4%)
New Jersey Economic Development Authority Revenue Bonds (School Facilities Conservation), Series BB, 5.25%, 09/01/2024	2,000,000	2,273,420
New Jersey State Turnpike Authority Revenue Bonds, Prerefunded/Escrowed to Maturity, Series C, 6.50%, 01/01/2016	40,000	42,290
New Jersey Transportation Trust Fund Authority Revenue Bonds (Transportation System), Series A, 5.75%, 06/15/2017	1,000,000	1,107,450

		3,423,160

New York (7.8%)
Nassau County Local Economic Assistance Corp. Revenue Bonds (Catholic Health Services), 5.00%, 07/01/2030	1,000,000	1,164,640
New York State Dormitory Authority Revenue Bonds (State University Dormitory Facilities), Series A, 5.00%, 07/01/2039	2,500,000	2,827,325
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/2023	1,160,000	1,486,725
Oneida County Industrial Development Agency Revenue Bonds (Hamilton College Civic Facilities), 5.00%, 09/15/2027	1,000,000	1,138,180
Tompkins County Industrial Development Agency Revenue Bonds (Cornell University Civic Facilities), Series A, 5.25%, 07/01/2030	1,000,000	1,187,230

		7,804,100

See accompanying Notes to Statement of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Tax-Free Income Fund

North Dakota (1.0%)
City of Grand Forks, Health Care System Revenue Bonds (Altru Health System Obligated Group), 4.50%, 12/01/2032	$1,000,000	$1,053,370

Ohio (1.4%)
Jobs Ohio Beverage System Revenue Bonds, Series A, 5.00%, 01/01/2018	500,000	557,795
Ohio Air Quality Development Authority Revenue Bonds, Prerefunded, Series A, 5.75%, 06/01/2033(b)	800,000	846,928

		1,404,723

Pennsylvania (7.3%)
Pennsylvania Beaver County Industrial Development Authority Revenue Bonds, 3.50%, 04/01/2041(b)	1,000,000	1,049,030
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (University of Pennsylvania), Series A, 5.00%, 09/01/2019	800,000	940,784
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/2029	4,100,000	5,281,128

		7,270,942

Puerto Rico (2.0%)
Puerto Rico Sales Tax Financing Corp. Revenue Bonds
Series C, 5.00%, 08/01/2022	750,000	695,693
Series A, 0.00%, 08/01/2054(a)	15,875,000	1,274,286

		1,969,979

South Carolina (0.4%)
University of South Carolina Revenue Bonds, Series A, 5.00%, 06/01/2030	350,000	393,340

Tennessee (0.6%)
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/2023	500,000	594,900

Texas (25.5%)
City of Houston General Obligation Limited Bonds (Public Improvement), Series A, 5.00%, 03/01/2030	1,575,000	1,800,146
Dallas Area Rapid Transit Revenue Bonds, 5.00%, 12/01/2036	1,250,000	1,345,757
Dallas/Fort Worth International Airport Revenue Bonds, Joint Revenue Refunding Bonds, Series B, 5.00%, 11/01/2020	1,000,000	1,199,760
Fort Bend Independent School District General Obligation Unlimited Bonds, Prerefunded/Escrowed to Maturity, 5.00%, 02/15/2018	2,300,000	2,604,198
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	5,325,000	6,967,869
Lower Colorado River Authority Revenue Bonds, Prerefunded/Escrowed to Maturity, Series B, 6.00%, 01/01/2017	1,245,000	1,374,629
Matagorda County Navigation District No. 1 Revenue Bonds, Series B-1, 4.00%, 06/01/2030	1,000,000	1,032,170
SA Energy Acquisition Public Facility Corp. Revenue Bonds (Gas Supply), 5.25%, 08/01/2016	500,000	528,930
State of Texas General Obligation Unlimited Bonds (Transportation Commission)
Prerefunded, 5.00%, 04/01/2020	95,000	104,144
Unrefunded, 5.00%, 04/01/2020	2,405,000	2,639,223
State of Texas General Obligation Unlimited Bonds (Water Financial Assistance), Series C, 5.25%, 08/01/2018	1,050,000	1,213,327
State of Texas Transportation Commission Revenue Bonds, 5.00%, 04/01/2027	1,500,000	1,633,170
Texas A&M University Revenue Bonds (Financing System), Series A, 5.00%, 05/15/2025	1,065,000	1,235,283
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D, 6.25%, 12/15/2026	500,000	637,580
University of North Texas Revenue Bonds (Financing System), Series A, 5.00%, 04/15/2028	1,000,000	1,154,630

		25,470,816

See accompanying Notes to Statement of Investments.

Statement of Investments (concluded)

January 31, 2015 (Unaudited)

Aberdeen Tax-Free Income Fund

Washington (5.8%)
City of Seattle Water System Revenue Bonds, 5.00%, 02/01/2026	$1,000,000	$1,116,980
County of King General Obligation Limited Bonds, 5.00%, 01/01/2025	2,000,000	2,229,340
State of Washington General Obligation Unlimited Bonds
Series R-2010A, 5.00%, 01/01/2022	2,000,000	2,291,780
Series C, 5.00%, 01/01/2026	200,000	225,086

		5,863,186

Wisconsin (0.6%)
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Aurora Health Care), Series A, 5.00%, 07/15/2028	500,000	580,780

Total Municipal Bonds		95,962,072

REPURCHASE AGREEMENT (3.2%)
United States (3.2%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 01/30/2015, due 02/02/2015, repurchase price $3,204,000, collateralized by U.S. Treasury Note, maturing 11/15/2041; total market value of $3,272,063	3,204,000	3,204,000

Total Repurchase Agreement		3,204,000

Total Investments (Cost $89,450,207) (c)—99.1%		99,166,072

Other assets in excess of liabilities—0.9%		852,579

Net Assets—100.0%		$100,018,651

(a)	Issued with a zero coupon.
(b)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2015.
(c)	See Notes to Schedule of Investments for tax unrealized appreciation/depreciation of securities.

See accompanying Notes to Statement of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

	Shares or Principal Amount	Value (US$)
ASSET-BACKED SECURITIES (1.9%)
AUSTRALIA (0.9%)
SMART Trust
Series 2012-4US, Class A3B (USD), 0.72%, 03/14/2017 (a)	$24,472	$24,478
Series 2012-4US, Class A4A (USD), 1.25%, 08/14/2018	54,000	53,921

		78,399

UNITED STATES (1.0%)
GE Equipment Transportation LLC, Series 2012-1, Class A4 (USD), 1.23%, 01/22/2020	25,922	25,936
Santander Drive Auto Receivables Trust, Series 2011-1, Class D (USD), 4.01%, 02/15/2017	65,000	65,854

		91,790

Total Asset-Backed Securities		170,189

CORPORATE BONDS (78.3%)
AUSTRALIA (2.8%)
Commercial Banks (1.1%)
Westpac Banking Corp. (USD), 0.66%, 11/25/2016 (a)	100,000	100,196

Metals & Mining (1.7%)
BHP Billiton Finance USA Ltd. (USD), 1.00%, 02/24/2015	150,000	150,061

		250,257

BELGIUM (1.6%)
Beverages (1.6%)
Anheuser-Busch InBev Finance, Inc. (USD), 0.45%, 01/27/2017 (a)	150,000	149,671

CANADA (7.8%)
Commercial Banks (5.3%)
Bank of Montreal (USD), MTN, 0.77%, 07/15/2016 (a)	100,000	100,465
Bank of Nova Scotia (USD), 0.77%, 07/15/2016 (a)	125,000	125,617
Royal Bank of Canada (USD), GMTN, 0.59%, 01/23/2017 (a)	150,000	150,201
Toronto-Dominion Bank (The) (USD), GMTN, 0.70%, 09/09/2016 (a)	100,000	100,398

		476,681

Electric Utilities (0.4%)
TransAlta Corp. (USD), 1.90%, 06/03/2017	35,000	35,039

Oil, Gas & Consumable Fuels (2.1%)
Canadian Natural Resources Ltd. (USD), 1.75%, 01/15/2018	40,000	39,548
Total Capital Canada Ltd. (USD), 0.63%, 01/15/2016 (a)	150,000	150,425

		189,973

		701,693

GERMANY (1.7%)
Auto Manufacturers (1.7%)
Daimler Finance North America LLC (USD), 1.45%, 08/01/2016 (b)	150,000	151,130

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

NETHERLANDS (1.6%)
Oil, Gas & Consumable Fuels (1.6%)
Shell International Finance BV (USD), 0.44%, 11/15/2016 (a)	$150,000	$150,079

SWITZERLAND (0.8%)
Metals & Mining (0.8%)
Glencore Funding LLC (USD), 1.70%, 05/27/2016 (b)	75,000	75,350

UNITED KINGDOM (8.1%)
Commercial Banks (3.7%)
Abbey National Treasury Services PLC (USD), 4.00%, 04/27/2016	140,000	145,192
Barclays Bank PLC (USD), 2.75%, 02/23/2015	100,000	100,127
Royal Bank of Scotland Group PLC (USD), 2.55%, 09/18/2015	85,000	85,829

		331,148

Metals & Mining (1.7%)
Rio Tinto Finance USA PLC (USD), 1.13%, 03/20/2015	150,000	150,121

Oil, Gas & Consumable Fuels (1.6%)
BP Capital Markets PLC (USD), 0.65%, 11/07/2016 (a)	150,000	149,921

Pharmaceutical (1.1%)
GlaxoSmithKline Capital, Inc. (USD), 0.70%, 03/18/2016	100,000	100,280

		731,470

UNITED STATES (53.9%)
Aerospace & Defense (2.8%)
L-3 Communications Corp. (USD), 1.50%, 05/28/2017	100,000	99,412
Rockwell Collins, Inc. (USD), 0.59%, 12/15/2016 (a)	150,000	150,025

		249,437

Auto Manufacturers (1.7%)
Ford Motor Credit Co. LLC (USD), 5.63%, 09/15/2015	100,000	102,898
Toyota Motor Credit Corp. (USD), 0.57%, 01/12/2018 (a)	50,000	50,029

		152,927

Commercial Banks (9.1%)
Bank of America Corp. (USD), 1.50%, 10/09/2015	150,000	150,631
Capital One Financial Corp. (USD), 1.00%, 11/06/2015	100,000	100,178
Citigroup, Inc. (USD), 1.30%, 11/15/2016	100,000	100,157
JPMorgan Chase & Co. (USD), GMTN, 0.85%, 02/26/2016 (a)	150,000	150,288
Morgan Stanley (USD), 1.88%, 01/05/2018	100,000	100,587
Wells Fargo & Co.
(USD), 1.17%, 06/26/2015 (a)	68,000	68,247
(USD), MTN, 0.53%, 06/02/2017 (a)	150,000	149,651

		819,739

Diversified Financial Services (10.7%)
American Express Credit Corp. (USD), 1.30%, 07/29/2016	100,000	100,663
BlackRock, Inc. (USD), 1.38%, 06/01/2015	150,000	150,521
General Electric Capital Corp.
GMTN (USD), 1.10%, 05/09/2016 (a)	25,000	25,227
(USD), GMTN, 0.90%, 07/12/2016 (a)	150,000	151,037
HSBC Finance Corp. (USD), 5.00%, 06/30/2015	90,000	91,654
John Deere Capital Corp., Series FIX (USD), 1.05%, 10/11/2016	150,000	150,928
PACCAR Financial Corp. (USD), MTN, 0.80%, 02/08/2016	150,000	150,472
Santander Holdings USA, Inc. (USD), 3.00%, 09/24/2015	149,000	150,470

		970,972

See accompanying Notes to Statements of Investments.

Statement of Investments (continued)

January 31, 2015 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

Diversified Telecommunication Services (1.4%)
Verizon Communications, Inc. (USD), 1.77%, 09/15/2016 (a)	$125,000	$127,242

Electric Utilities (5.7%)
Dayton Power & Light Co. (The) (USD), 1.88%, 09/15/2016	35,000	35,410
Dominion Gas Holdings LLC (USD), 1.05%, 11/01/2016	120,000	120,269
Dominion Resources, Inc. (USD), 1.25%, 03/15/2017	125,000	125,625
Duke Energy Corp. (USD), 0.64%, 04/03/2017 (a)	100,000	100,125
Duke Energy Indiana, Inc. (USD), 0.60%, 07/11/2016 (a)	130,000	130,115

		511,544

Electronics (1.6%)
Thermo Fisher Scientific, Inc. (USD), 1.30%, 02/01/2017	145,000	145,063

Energy Equipment & Services (2.2%)
Energy Transfer Partners LP (USD), 5.95%, 02/01/2015	100,000	100,000
Kinder Morgan, Inc. (USD), 2.00%, 12/01/2017	100,000	99,792

		199,792

Food Products (1.1%)
WM Wrigley Jr Co. (USD), 1.40%, 10/21/2016 (b)	100,000	100,422

Gas Utilities (1.1%)
CenterPoint Energy, Inc., Series B (USD), 6.85%, 06/01/2015	100,000	102,014

Healthcare Providers & Services (1.6%)
Ventas Realty LP (USD), 1.25%, 04/17/2017	145,000	144,811

Insurance (5.9%)
Berkshire Hathaway Finance Corp. (USD), 0.95%, 08/15/2016	150,000	151,096
MetLife, Inc. (USD), 1.90%, 12/15/2017	25,000	25,229
New York Life Global Funding (USD), 1.13%, 03/01/2017 (b)	100,000	100,400
Principal Life Global Funding II (USD), 1.00%, 12/11/2015 (b)	150,000	150,684
Transatlantic Holdings, Inc. (USD), 5.75%, 12/14/2015	100,000	103,836

		531,245

Media (1.7%)
NBCUniversal Enterprise, Inc. (USD), 0.79%, 04/15/2016 (a)(b)	150,000	150,251

Oil, Gas & Consumable Fuels (1.6%)
Devon Energy Corp. (USD), 0.78%, 12/15/2016 (a)	100,000	98,878
Southwestern Energy Co. (USD), 3.30%, 01/23/2018	50,000	50,540

		149,418

Pharmaceutical (2.9%)
AbbVie, Inc. (USD), 1.20%, 11/06/2015	100,000	100,289
McKesson Corp. (USD), 0.64%, 09/10/2015 (a)	100,000	100,028
Mylan, Inc. (USD), 1.80%, 06/24/2016	65,000	65,459

		265,776

Retail (1.1%)
CVS Health Corp. (USD), 1.20%, 12/05/2016	100,000	100,864

Software (1.1%)
Oracle Corp. (USD), 0.45%, 07/07/2017 (a)	100,000	99,972

See accompanying Notes to Statements of Investments.

Statement of Investments (concluded)

January 31, 2015 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

Transportation (0.6%)
CSX Corp. (USD), 6.25%, 04/01/2015	$50,000	$50,443

		4,871,932

Total Corporate Bonds		7,081,582

U.S. AGENCIES (9.2%)
UNITED STATES (9.2%)
Federal Home Loan Bank (USD), 0.63%, 11/23/2016	100,000	100,205
Federal Home Loan Mortgage Corp.
(USD), 0.00%, 11/03/2015 (c)	79,000	78,886
(USD), 0.00%, 11/16/2015 (c)	220,000	219,667
(USD), 0.00%, 12/14/2015 (c)	130,000	129,772
Federal National Mortgage Association (USD), 0.14%, 02/27/2015 (a)	300,000	300,009

		828,539

Total U.S. Agencies		828,539

U.S. TREASURIES (9.3%)
UNITED STATES (9.3%)
U.S. Treasury Notes
(USD), 2.13%, 05/31/2015	50,000	50,334
(USD), 2.25%, 03/31/2016	600,000	613,875
(USD), 0.88%, 12/31/2016	180,000	181,378

		845,587

Total U.S. Treasuries		845,587

Total Investments (Cost $8,906,971) (d)—98.7%		8,925,897

Other assets in excess of liabilities—1.3%		114,547

Net Assets—100.0%		$9,040,444

(a)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2015.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Issued with a zero coupon.
(d)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

GMTN	Global Medium Term Note
MTN	Medium Term Note
USD	U.S. Dollar

At January 31, 2015, the Fund held the following futures contracts:

Futures Contract	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation
United States Treasury Note 6%-2 year	UBS	(2)	03/31/2015	$(505)

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen Diversified Alternatives Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (78.2%)
Alternative Investment (60.0%)
Aberdeen Equity Long-Short Fund, Institutional Class (a)	812,591	$8,296,556
AQR Managed Futures Strategy Fund, Class I	1,011,222	11,265,020
Arbitrage Event Driven Fund, Institutional Class	1,554,995	15,223,403
Boston Partners Long/Short Research Fund, Institutional Class	1,023,412	15,218,135
Gotham Neutral Fund, Institutional Class	1,537,508	16,512,833
Parametric Absolute Return Fund, Institutional Class (b)	168,956	1,633,801
Whitebox Tactical Opportunities Fund, Institutional Class	1,165,673	13,871,505

		82,021,253

Equity Fund (3.0%)
Tortoise MLP & Pipeline Fund, Institutional Class	263,112	4,128,224

Fixed Income Funds (15.2%)
Aberdeen Asia Bond Fund, Institutional Class (a)	392,908	3,948,727
Eaton Vance Floating-Rate Fund, Class I	631,006	5,615,959
Nuveen Preferred Securities Fund, Institutional Class	647,447	11,142,561

		20,707,247

Total Mutual Funds		106,856,724

EXCHANGE TRADED FUNDS (18.2%)
Equity Funds (11.1%)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	150,149	5,560,017
First Trust Health Care AlphaDEX Fund (b)	157,095	9,612,643

		15,172,660

Fixed Income Fund (3.0%)
iShares 7-10 Year Treasury Bond ETF	36,929	4,082,501

Real Estate Investment Trust (REIT) Funds (4.1%)
iShares Cohen & Steers REIT ETF	53,589	5,564,146

Total Exchange Traded Funds		24,819,307

REPURCHASE AGREEMENT (3.8%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 01/30/2015, due 02/02/2015, repurchase price $5,239,000, collateralized by U.S. Treasury Bond, maturing 11/15/2041; total market value of $5,345,156	$5,239,000	5,239,000

Total Repurchase Agreement		5,239,000

Total Investments (Cost $138,304,302) (c)—100.2%		136,915,031

Liabilities in excess of other assets—(0.2)%		(233,479)

Net Assets—100.0%		$136,681,552

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen Diversified Income Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (61.1%)
Equity Funds (6.0%)
Aberdeen Emerging Markets Fund, Institutional Class (a)	36,194	$498,394
Aberdeen International Equity Fund, Institutional Class (a)	65,472	934,938

		1,433,332

Fixed Income Funds (55.1%)
Aberdeen Asia Bond Fund, Institutional Class (a)	122,261	1,228,721
Aberdeen High Yield Fund, Institutional Class (a)	196,980	1,707,816
Aberdeen Total Return Bond Fund, Class I (a)	106,644	1,439,695
Eaton Vance Floating-Rate Fund, Class I	320,055	2,848,489
Nuveen Preferred Securities Fund, Institutional Class	216,198	3,720,763
Oppenheimer International Bond Fund, Class Y	361,158	2,152,504

		13,097,988

Total Mutual Funds		14,531,320

EXCHANGE TRADED FUNDS (36.5%)
Equity Funds (28.0%)
ETRACS Alerian MLP Infrastructure Index ETN	23,484	910,005
iShares Global Healthcare ETF	14,260	1,453,664
iShares Global Infrastructure ETF	33,889	1,432,488
iShares Russell Midcap ETF	2,874	472,946
Vanguard High Dividend Yield ETF	35,846	2,393,437

		6,662,540

Real Estate Investment Trust (REIT) Funds (8.5%)
iShares Cohen & Steers REIT ETF	19,532	2,028,008

Total Exchange Traded Funds		8,690,548

REPURCHASE AGREEMENT (2.3%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 01/30/2015, due 02/02/2015, repurchase price $542,000, collateralized by U.S. Treasury Bond, maturing 11/15/2041; total market value of $555,188	$542,000	542,000

Total Repurchase Agreement		542,000

Total Investments (Cost $23,400,808) (b)—99.9%		23,763,868

Other assets in excess of liabilities—0.1%		25,298

Net Assets—100.0%		$23,789,166

(a)	Investment in affiliate.
(b)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ETF	Exchange-Traded Fund
ETN	Exchange Traded Note
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

January 31, 2015 (Unaudited)

Aberdeen Dynamic Allocation Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (57.3%)
Alternative Investment (5.6%)
AQR Managed Futures Strategy Fund, Class I	122,494	$1,364,591

Equity Funds (23.4%)
Aberdeen Emerging Markets Fund, Institutional Class (a)	52,173	718,427
Aberdeen International Equity Fund, Institutional Class (a)	133,352	1,904,264
Aberdeen Small Cap Fund, Institutional Class (a)(b)	77,562	1,934,382
Tortoise MLP & Pipeline Fund, Institutional Class	73,380	1,151,338

		5,708,411

Fixed Income Funds (28.3%)
Aberdeen Asia Bond Fund, Institutional Class (a)	98,613	991,061
Aberdeen Global High Income Fund, Class I (a)	103,556	951,682
Aberdeen Total Return Bond Fund, Class I (a)	91,708	1,238,061
Eaton Vance Floating-Rate Fund, Class I	57,501	511,762
Nuveen Preferred Securities Fund, Institutional Class	114,879	1,977,057
Oppenheimer International Bond Fund, Class Y	206,889	1,233,055

		6,902,678

Total Mutual Funds		13,975,680

EXCHANGE TRADED FUNDS (40.2%)
Equity Funds (34.6%)
Deutsche X-trackers MSCI Japan Hedged Equity ETF	25,944	960,706
First Trust Health Care AlphaDEX Fund (b)	29,717	1,818,383
iShares Core S&P 500 ETF	11,152	2,240,102
iShares Global Infrastructure ETF	11,535	487,585
iShares Russell Midcap ETF	13,272	2,184,040
WisdomTree Europe Hedged Equity Fund	12,317	742,469

		8,433,285

Real Estate Investment Trust (REIT) Funds (5.6%)
iShares Cohen & Steers REIT ETF	13,230	1,373,671

Total Exchange Traded Funds		9,806,956

REPURCHASE AGREEMENT (2.4%)
Repurchase Agreement, Fixed Income Clearing Corp., 0.00%, dated 01/30/2015, due 02/02/2015, repurchase price $590,000, collateralized by U.S. Treasury Bond, maturing 11/15/2041; total market value of $602,438	$590,000	590,000

Total Repurchase Agreement		590,000

Total Investments (Cost $22,565,582) (c)—99.9%		24,372,636

Other assets in excess of liabilities—0.1%		20,636

Net Assets—100.0%		$24,393,272

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)	See Notes to Statements of Investments for tax unrealized appreciation/depreciation of securities.

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments (unaudited)

January 31, 2015

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Funds (the “Trust” and each of its series a “Fund,” or collectively, the “Funds”) in the preparation of their financial statements. The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Trust’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Open-end mutual funds are valued at the respective net asset value as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper, and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation day provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates such as 1, 3, 6, 9, 12 month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at last bid if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time), the security is valued at fair value as determined by a pricing committee (“Pricing Committee”), taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Trust’s Board of Trustees. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

Notes to Statements of Investments (unaudited) (continued)

January 31, 2015

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1—quoted prices in active markets for identical investments;

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.

Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.

Forward foreign currency contracts	Forward exchange rate quotations.

Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Funds’ investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Please refer to the Statements of Investments for a detailed breakout of the security types:

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Investments, at Value
Aberdeen Asia-Pacific (ex-Japan) Equity Fund
Investments in Securities
Common Stocks	48,498,849	901,360,017	—	949,858,866
Preferred Stocks	—	61,661,403	—	61,661,403
Repurchase Agreement	—	51,576,000	—	51,576,000

	48,498,849	1,014,597,420	—	1,063,096,269

Notes to Statements of Investments (unaudited) (continued)

January 31, 2015

Investments, at Value
Aberdeen Asia-Pacific Smaller Companies Fund
Investments in Securities
Common Stocks	7,444,853	18,291,831	—	25,736,684
Rights	13,641	—	—	13,641
Warrants	9,147	—	—	9,147

	7,467,641	18,291,831	—	25,759,472

Investments, at Value
Aberdeen China Opportunities Fund
Investments in Securities
Common Stocks	5,524,176	22,238,217	—	27,762,393

	5,524,176	22,238,217	—	27,762,393

Investments, at Value
Aberdeen Emerging Markets Fund
Investments in Securities
Common Stocks	1,888,104,189	6,303,055,218	—	8,191,159,407
Preferred Stocks	271,337,037	415,578,386	—	686,915,423
Repurchase Agreement	—	156,404,000	—	156,404,000

	2,159,441,226	6,875,037,604	—	9,034,478,830

Investments, at Value
Aberdeen Equity Long-Short Fund
Investments in Securities
Common Stocks—Long Positions	240,588,053	—	—	240,588,053
Repurchase Agreement	—	6,471,000	—	6,471,000

Common Stocks—Short Positions	(115,175,825)	—	—	(115,175,825)
Exchange Traded Funds—Short Positions	(10,214,244)	—	—	(10,214,244)

	115,197,984	6,471,000	—	121,668,984

Investments, at Value
Aberdeen European Equity Fund
Investments in Securities
Common Stocks	—	5,759,288	—	5,759,288
Repurchase Agreement	—	216,000	—	216,000

	—	5,975,288	—	5,975,288

Notes to Statements of Investments (unaudited) (continued)

January 31, 2015

Investments, at Value
Aberdeen Global Equity Fund
Investments in Securities
Common Stocks	62,143,646	71,743,268	—	133,886,914
Preferred Stocks	7,453,166	3,921,352	—	11,374,518
Repurchase Agreement	—	3,292,000	—	3,292,000

	69,596,812	78,956,620	—	148,553,432

Investments, at Value
Aberdeen Global Natural Resources Fund
Investments in Securities
Common Stocks	10,039,802	8,269,515	—	18,309,317
Preferred Stocks	579,798	—	—	579,798
Repurchase Agreement	—	166,000	—	166,000

	10,619,600	8,435,515	—	19,055,115

Investments, at Value
Aberdeen Global Small Cap Fund
Investments in Securities
Common Stocks	78,251,276	124,928,192	—	203,179,468
Preferred Stocks	5,362,419	—	—	5,362,419

	83,613,695	124,928,192	—	208,541,887

Investments, at Value
Aberdeen International Equity Fund
Investments in Securities
Common Stocks	89,285,018	642,079,771	—	731,364,789
Preferred Stocks	45,263,784	33,186,289	—	78,450,073
Repurchase Agreement	—	16,625,000	—	16,625,000

	134,548,802	691,891,060	—	826,439,862

Investments, at Value
Aberdeen Latin American Equity Fund
Investments in Securities
Common Stocks	3,322,868	—	—	3,322,868
Preferred Stocks	46,849	—	—	46,849

	3,369,717	—	—	3,369,717

Investments, at Value
Aberdeen Small Cap Fund
Investments in Securities
Common Stocks	133,072,945	—	—	133,072,945
Repurchase Agreement	—	4,253,000	—	4,253,000

	133,072,945	4,253,000	—	137,325,945

Investments, at Value
Aberdeen U.S. Equity Fund
Investments in Securities
Common Stocks	392,332,999	—	—	392,332,999
Repurchase Agreement	—	6,380,000	—	6,380,000

	392,332,999	6,380,000	—	398,712,999

Notes to Statements of Investments (unaudited) (continued)

January 31, 2015

Investments, at Value
Aberdeen Asia Bond Fund
Investments in Securities
Corporate Bonds	—	83,076,733	—	83,076,733
Government Bonds	—	107,626,990	—	107,626,990
Government Agencies	—	35,068,159	—	35,068,159
Repurchase Agreement	—	13,474,000	—	13,474,000
Other Financial Instruments
Assets
Futures Contracts	131,123	—	—	131,123
Forward Foreign Currency Exchange Contracts	—	2,143,621	—	2,143,621
Liabilities
Futures Contracts	(1,732,153)	—	—	(1,732,153)
Forward Foreign Currency Exchange Contracts	—	(2,940,093)	—	(2,940,093)

	(1,601,030)	238,449,410	—	236,848,380

Investments, at Value
Aberdeen Core Fixed Income Fund
Investments in Securities
Residential Mortgage-Backed Securities	—	414,727	—	414,727
Corporate Bonds	—	136,580	—	136,580
U.S. Treasuries	—	8,393,783	—	8,393,783
Repurchase Agreement	—	549,000	—	549,000

	—	9,494,090	—	9,494,090

Investments, at Value
Aberdeen Emerging Markets Debt Fund
Investments in Securities
Corporate Bonds	—	5,121,206	—	5,121,206
Government Bonds	—	21,977,475	—	21,977,475
Government Agencies	—	2,190,472	—	2,190,472
Repurchase Agreement	—	295,000	—	295,000
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	118,159	—	118,159
Liabilities
Forward Foreign Currency Exchange Contracts	—	(22,394)	—	(22,394)

	—	29,679,918	—	29,679,918

Notes to Statements of Investments (unaudited) (continued)

January 31, 2015

Investments, at Value
Aberdeen Emerging Markets Debt Local Currency Fund
Investments in Securities
Corporate Bonds	—	3,078,136	—	3,078,136
Government Bonds	—	22,004,091	—	22,004,091
Government Agencies	—	2,534,408	—	2,534,408
Assets
Forward Foreign Currency Exchange Contracts	—	201,328	—	201,328
Other Financial Instruments
Liabilities
Forward Foreign Currency Exchange Contracts	—	(272,791)	—	(272,791)

	—	27,545,172	—	27,545,172

Investments, at Value
Aberdeen Global Fixed Income Fund
Investments in Securities
Asset-Backed Securities	—	101,734	—	101,734
Commercial Mortgage-Backed Securities	—	762,820	—	762,820
Residential Mortgage-Backed Securities	—	1,617,792	—	1,617,792
Corporate Bonds	—	9,588,189	—	9,588,189
Municipal Bonds	—	146,290	—	146,290
Government Bonds	—	6,951,921	—	6,951,921
U.S. Treasuries	—	407,496	—	407,496
Repurchase Agreement	—	223,000	—	223,000
Other Financial Instruments
Assets
Futures Contracts	48,907	—	—	48,907
Forward Foreign Currency Exchange Contracts	—	100,511	—	100,511
Liabilities
Futures Contracts	(61,136)	—	—	(61,136)
Forward Foreign Currency Exchange Contracts	—	(17,191)	—	(17,191)

	(12,229)	19,882,562	—	19,870,333

Investments, at Value
Aberdeen High Yield Fund
Investments in Securities
Corporate Bonds	—	8,015,734	—	8,015,734
Preferred Stocks	—	50,002	—	50,002
Repurchase Agreement	—	929,000	—	929,000
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	6,042	—	6,042
Credit Default Swaps Contracts	—	27,215	—	27,215

	—	9,027,993	—	9,027,993

Investments, at Value
Aberdeen Tax-Free Income Fund
Investments in Securities
Municipal Bonds	—	95,962,072	—	95,962,072
Repurchase Agreement	—	3,204,000	—	3,204,000

	—	99,166,072	—	99,166,072

Investments, at Value
Aberdeen Ultra-Short Duration Bond Fund
Investments in Securities
Asset-Backed Securities	—	170,189	—	170,189
Corporate Bonds	—	7,081,582	—	7,081,582
U.S. Agencies	—	828,539	—	828,539
U.S. Treasuries	—	845,587	—	845,587
Other Financial Instruments
Liabilities
Futures Contracts	(505)	—	—	(505)

	(505)	8,925,897	—	8,925,392

Notes to Statements of Investments (unaudited) (continued)

January 31, 2015

Investments, at Value
Aberdeen Diversified Alternatives Fund
Investments in Securities
Mutual Funds	106,856,724	—	—	106,856,724
Exchange Traded Funds	24,819,307	—	—	24,819,307
Repurchase Agreement	—	5,239,000	—	5,239,000

	131,676,031	5,239,000	—	136,915,031

Investments, at Value
Aberdeen Diversified Income Fund
Investments in Securities
Mutual Funds	14,531,320	—	—	14,531,320
Exchange Traded Funds	8,690,548	—	—	8,690,548
Repurchase Agreement	—	542,000	—	542,000

	23,221,868	542,000	—	23,763,868

Investments, at Value
Aberdeen Dynamic Allocation Fund
Investments in Securities
Mutual Funds	13,975,680	—	—	13,975,680
Exchange Traded Funds	9,806,956	—	—	9,806,956
Repurchase Agreement	—	590,000	—	590,000

	23,782,636	590,000	—	24,372,636

Amounts listed as “–” are $0 or round to $0.

For movements between the Levels within the fair value hierarchy, the Funds have adopted a policy of recognizing transfers at the end of each period. As described above, certain foreign securities are valued utilizing valuation factors provided by an independent pricing service to reflect any significant market movements between the time foreign markets close and the time the Fund values such foreign securities. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended January 31, 2015, several Funds had transfers between Level 1 and Level 2 because there was a valuation factor applied at January 31, 2015 not applied at a prior period end or a

Notes to Statements of Investments (unaudited) (continued)

January 31, 2015

valuation factor applied at a prior period end not applied at January 31, 2015. For the period ended January 31, 2015 there have been no significant changes to the fair valuation methodologies. The following is a summary of Funds which had significant transfers:

Fund	Transfer from Level 1	Transfer from Level 2
Asia-Pacific (ex-Japan) Equity Fund	26,313,165	13,226,083
Asia-Pacific Smaller Companies Fund	4,861,745	2,820,233
China Opportunities Fund	104,450	2,536,812
Emerging Markets Fund	203,326,106	—
European Equity Fund	288,814	—
Global Small Cap Fund	14,483,774	3,333,599

b. Repurchase Agreements

The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is each Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Funds may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on individual repurchase agreements, see the Statements of Investments.

c. Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933. Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

d. Foreign Currency Translation

Foreign currency amounts are translated into U.S. Dollars at the current rate of exchange as of the Valuation Time to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service.

e. Rights Issues and Warrants

Rights issues give the right, to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally on a short term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Warrants are speculative and have no value if they are not exercised before the expiration date. Rights Issues and Warrants are valued at the last sale price on the exchange on which they are traded.

Notes to Statements of Investments (unaudited) (continued)

January 31, 2015

f. Short Sales

During the period, the Equity Long-Short Fund engaged in short-selling of portfolio securities, which obligates the Fund to replace any security that it has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will segregate or earmark cash, other liquid assets and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

g. Credit-Linked Notes

The Asia Bond Fund invests in credit-linked securities, which are unstructured, unleveraged pass-through vehicles to an underlying security denominated in a local currency, used for the purposes of efficiently managing access to the market and interest rate risk. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

h. Mortgage Dollar Rolls

Certain Funds may invest in mortgage dollar rolls. Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund could potentially receive gains on the difference between the current sales price and the lower price for the future purchase as well as any interest earned on the proceeds of the initial sale. At the time the Fund enters into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. For accounting purposes, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date.

Notes to Statements of Investments (unaudited) (continued)

January 31, 2015

2. Investments in Affiliated Issuers

The Funds’ adviser or an affiliate serves as the adviser to certain underlying funds. A summary of the Funds’ investments in securities of these underlying funds for the period ended January 31, 2015 is set forth below:

Diversified Alternatives Fund

Fund	10/31/2014 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (1)	01/31/2015 Share Balance	01/31/2015 Market Value
Aberdeen Global High Income Fund	212,963	$8,668	2,169,758	$(76,170)	$8,668	$—	$—
Aberdeen Equity Long-Short Fund	433,337	4,222,725	—	—	1,135,640	812,591	8,296,555
Aberdeen Asia Bond Fund	411,229	762,160	964,097	(11,309)	51,763	392,908	3,948,727

Total		4,993,553	3,133,855	(87,479)	1,196,071		12,245,282

(1) Distributions received includes both Income and Gains Distributions, if any. Diversified Income Fund
Fund	10/31/2014 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (1)	01/31/2015 Share Balance	01/31/2015 Market Value
Aberdeen Core Fixed Income Fund	145,262	$62,582	1,627,595	$(8,509)	$64,879	$—	$—
Aberdeen Emerging Markets Debt Local Currency Fund	116,058	—	1,062,689	(63,432)	—	—	—
Aberdeen Emerging Markets Fund	48,119	16,916	194,616	(16,228)	16,916	36,194	498,394
Aberdeen International Equity Fund	81,294	2,532	221,410	5,930	2,532	65,472	934,938
Aberdeen Asia Bond Fund	139,646	18,870	198,717	(3,695)	18,870	122,261	1,228,721
Aberdeen High Yield Fund	193,781	28,278	—	—	28,278	196,980	1,707,816
Aberdeen Total Return Bond Fund	—	1,438,614	—	—	2,401	106,644	1,439,695

Total		1,567,792	3,305,027	(85,934)	133,876		5,809,564

(1) Distributions received includes both Income and Gains Distributions, if any.

Notes to Statements of Investments (unaudited) (concluded)

January 31, 2015

Dynamic Allocation Fund
Fund	10/31/2014 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received (1)	01/31/2015 Share Balance	01/31/2015 Market Value
Aberdeen Emerging Markets Fund	50,407	$23,711	—	$—	$23,711	$52,173	$718,427
Aberdeen Asia-Pacific Smaller Companies Fund	72,925	—	807,350	(84,661)	—	—	—
Aberdeen International Equity Fund	144,849	4,928	176,990	(3,670)	4,928	133,352	1,904,264
Aberdeen Small Cap Fund	60,900	417,062	—	—	—	77,562	1,934,382
Aberdeen Asia Bond Fund	121,408	15,220	246,507	(487)	15,220	98,613	991,061
Aberdeen Core Fixed Income Fund	117,838	50,767	1,353,924	(40,503)	52,630	—	—
Aberdeen Global High Income Fund	98,953	42,738	—	—	42,738	103,556	951,682
Aberdeen Total Return Bond Fund	—	1,236,764	—	—	2,065	91,708	1,238,061

Total		1,791,190	2,584,771	(129,321)	141,292		7,737,877

(1) Distributions received includes both Income and Gains Distributions, if any.

3. Tax Information

As of January 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aberdeen Asia-Pacific (ex-Japan) Equity Fund	$1,058,314,666	$101,926,953	$(97,145,350)	$4,781,603
Aberdeen Asia-Pacific Smaller Companies Fund	27,911,078	1,575,632	(3,727,238)	(2,151,606)
Aberdeen China Opportunities Fund	29,103,710	2,542,062	(3,883,379)	(1,341,317)
Aberdeen Emerging Markets Fund	8,757,152,766	1,504,159,565	(1,226,833,501)	277,326,064
Aberdeen Equity Long-Short Fund	205,795,804	48,001,166	(6,737,917)	41,263,249
Aberdeen European Equity Fund	6,123,252	419,265	(567,229)	(147,964)
Aberdeen Global Equity Fund	138,219,890	21,302,179	(10,968,637)	10,333,542
Aberdeen Global Natural Resources Fund	22,175,324	2,392,302	(5,512,511)	(3,120,209)
Aberdeen Global Small Cap Fund	198,807,729	30,124,255	(20,390,097)	9,734,158
Aberdeen International Equity Fund	779,100,500	130,026,006	(82,686,644)	47,339,362
Aberdeen Latin American Equity Fund	4,910,255	32,582	(1,573,120)	(1,540,538)
Aberdeen Small Cap Fund	108,704,424	32,294,155	(3,672,634)	28,621,521
Aberdeen U.S. Equity Fund	308,282,477	97,619,698	(7,189,176)	90,430,522
Aberdeen Asia Bond Fund	242,191,303	6,003,550	(8,948,671)	(2,945,121)
Aberdeen Core Fixed Income Fund	9,397,342	97,864	(1,116)	96,748
Aberdeen Emerging Markets Debt Fund	31,865,361	598,148	(2,879,356)	(2,281,208)
Aberdeen Emerging Markets Debt Local Currency Fund	32,796,608	241,903	(5,421,876)	(5,179,973)
Aberdeen Global Fixed Income Fund	21,190,131	466,528	(1,857,417)	(1,390,889)
Aberdeen High Yield Fund	9,879,973	97,943	(983,180)	(885,237)
Aberdeen Tax-Free Income Fund	89,450,207	9,930,165	(214,300)	9,715,865
Aberdeen Ultra-Short Duration Bond Fund	8,906,971	23,062	(4,136)	18,926
Aberdeen Diversified Income Fund	23,400,808	1,029,829	(666,769)	363,060
Aberdeen Dynamic Allocation Fund	22,565,582	2,145,668	(338,614)	1,807,054
Aberdeen Diversified Alternatives Fund	138,304,302	2,696,992	(4,086,263)	(1,389,271)

4. Subsequent Events

On September 8, 2014, the Board of Trustees of the Aberdeen Funds (the “Trust”), on behalf of the Global Equity Fund, approved an agreement and plan of reorganization between the Fund and the Aberdeen Global Select Opportunities Fund Inc. (a fund that was not a series of the Trust and had oversight from a different board than that of the Global Equity Fund). After receiving approval from its shareholders, the Aberdeen Global Select Opportunities Fund Inc. was reorganized into the Global Equity Fund on February 25, 2015. Aberdeen has determined that the Global Equity Fund is considered the accounting and performance survivor of the reorganization.

Considering the small size of the Aberdeen Core Fixed Income Fund and other relevant considerations, the Board of Trustees of the Trust approved a Plan of Liquidation for the Aberdeen Core Fixed Income Fund pursuant to which the Fund was liquidated on February 12, 2015 (the “Liquidation”). Shareholder approval of the Liquidation was not required.

Accounting rules require that financial statements for entities in liquidation, or for which liquidation appears imminent, be prepared on a liquidation basis of accounting. Liquidation basis of accounting requires the Fund to record assets and liabilities at values expected to be achieved in liquidation. A change to the liquidation basis of accounting would not have a material effect on the Fund’s carrying value of assets and liabilities nor its operations. There were no adjustments necessary to the financial statements, which are prepared on a going-concern basis, to conform to a liquidation basis of accounting.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Funds

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

March 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bev Hendry
Bev Hendry,
Principal Executive Officer

March 26, 2015

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer

March 26, 2015